                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10507

                             AXA PREMIER FUNDS TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Ave., N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                       AXA
                                  PREMIER FUNDS

                        Semi-Annual Report April 30, 2004

                                   [LOGO] AXA

                             AXA PREMIER FUNDS TRUST
                                 2004 CERTIFIED
                               SEMI-ANNUAL REPORT

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA PREMIER FUNDS TRUST
SEMI-ANNUAL REPORT
APRIL 30, 2004
--------------------------------------------------------------------------------

TABLE OF CONTENTS

- PERFORMANCE RESULTS..........................................................1

- PORTFOLIOS OF INVESTMENTS....................................................4

- FINANCIAL STATEMENTS........................................................42

- NOTES TO FINANCIAL STATEMENTS...............................................62

- MANAGEMENT OF THE TRUST.....................................................75

- PROXY VOTING POLICIES AND PROCEDURES........................................78

Equitable, through its AXA Funds Management Group, serves as the investment manager to the AXA Premier Funds and has access to detailed information concerning fund and sub-adviser performance and operations. The group is responsible for conducting ongoing investment reviews with each sub-adviser and for developing the criteria by which each fund's performance is measured.

NOTES ON PERFORMANCE
TOTAL RETURNS
--------------------------------------------------------------------------------

Performance of the AXA Premier Funds as shown on the following pages compares each fund's performance to that of a broad-based securities index.

Performance information is as of the date shown. Rates of return for periods greater than one year are annualized. Current performance may be lower or higher than the performance quoted above. Most recent month-end performance results are available on-line at www.axapremierfunds.com. Investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares may be worth more or less at redemption or withdrawal than at original purchase. Past performance is no guarantee of future results.

Fund performance reflects the deduction of management fees, administration fees, 12b-1 fees and other fund expenses. All results include reinvested dividends and capital gains distributions. Standardized returns also reflect the deduction of maximum sales charges that apply to each class of shares and therefore, performance results are lower than non-standardized returns. Some of the expenses of the funds are currently being waived or reimbursed so that the total fund expense does not exceed certain limits. Without these expense waivers or reimbursements, the total return of each fund would have been lower.

For each equity fund's Class A shares, the maximum front-end sales charge is 5.5%. For AXA Premier Core Bond Fund, the maximum front-end sales charge for Class A shares is 4.50%. Class B shares are subject to a maximum contingent deferred sales charge equal to 5% in year 1, 4% in year 2, 4% in year 3, 3% in year 4, 2% in year 5, 2% in year 6 and 1% in year 7. Class C shares are subject to a 1% front-end sales charge. Additionally, Class C shares are subject to a contingent deferred sales charge of 1%, if redeemed within 18 months of purchase. Class Z shares are sold at net asset value and do not have a sales charge or a deferred sales charge, and are available to limited groups of investors.

THE BENCHMARKS

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

RUSSELL 1000(R) GROWTH INDEX

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 1000(R) VALUE INDEX

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

STANDARD & POOR'S 500 INDEX

This index contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

RUSSELL 2500(TM) GROWTH INDEX

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 2500(TM) VALUE INDEX

This index contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

THE RUSSELL 1000(R) INDEX

An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000 Index, representing approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) TECHNOLOGY INDEX

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme. This sector includes securities in the following industries: computer hardware, computer software, communications technology, electrical & electronics, semiconductors, and scientific equipment & suppliers. The index is market value weighted.

RUSSELL 1000(R) HEALTH CARE INDEX

This index contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

This index contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

LEHMAN BROTHERS AGGREGATE BOND INDEX

This index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

AXA Premier Funds Performance Results
Non-Standardized Average Annual Returns
(Without Sales Charge) as of April 30, 2004
--------------------------------------------------------------------------------

                                                          1 Year Since Inception
                                                   YTD           12/31/01
                                                  -----   ----------------------
Large Company Stocks
AXA Premier Large Cap Core Fund A                 (0.21)       21.63   (0.58)
AXA Premier Large Cap Core Fund B                 (0.52)       20.68   (1.34)
AXA Premier Large Cap Core Fund C                 (0.41)       20.68   (1.34)
AXA Premier Large Cap Core Fund Z                 (0.10)       21.96   (0.35)
S&P 500                                            0.10        22.88    0.15
AXA Premier Large Cap Growth Fund A               (1.35)       19.62   (5.16)
AXA Premier Large Cap Growth Fund B               (1.59)       18.74   (5.87)
AXA Premier Large Cap Growth Fund C               (1.59)       18.60   (5.91)
AXA Premier Large Cap Growth Fund Z               (1.23)       20.01   (4.93)
Russell 1000 Growth                               (0.39)       21.65   (2.97)
AXA Premier Large Cap Value Fund A                 2.04        27.96    3.17
AXA Premier Large Cap Value Fund B                 1.75        26.94    2.42
AXA Premier Large Cap Value Fund C                 1.85        27.06    2.46
AXA Premier Large Cap Value Fund Z                 2.14        28.21    3.47
Russell 1000 Value                                 0.51        26.26    4.34
Small/Mid Company Stocks
AXA Premier Small/Mid Cap Growth Fund A           (1.83)       32.72   (6.27)
AXA Premier Small/Mid Cap Growth Fund B           (1.97)       31.57   (6.93)
AXA Premier Small/Mid Cap Growth Fund C           (1.97)       31.67   (7.02)
AXA Premier Small/Mid Cap Growth Fund Z           (1.70)       32.87   (6.04)
Russell 2500 Growth                                1.03        40.45    2.04
AXA Premier Small/Mid Cap Value Fund A             0.29        37.52    2.53
AXA Premier Small/Mid Cap Value Fund B             0.00        36.48    1.73
AXA Premier Small/Mid Cap Value Fund C             0.00        36.66    1.73
AXA Premier Small/Mid Cap Value Fund Z             0.29        37.83    2.74
Russell 2500 Value                                 0.62        40.41   12.45

                                                          1 Year Since Inception
                                                   YTD           12/31/01
                                                  -----   ----------------------
Sector Funds
AXA Premier Health Care Fund A                     5.45        29.88    2.95
AXA Premier Health Care Fund B                     5.30        29.04    2.27
AXA Premier Health Care Fund C                     5.30        29.04    2.27
AXA Premier Health Care Fund Z                     5.63        30.39    3.29
Russell 1000 Healthcare Index                      3.44        16.22   (1.07)
Russell 1000 Index                                 0.06        23.90    0.78
AXA Premier Technology Fund A                     (5.68)       35.69   (6.01)
AXA Premier Technology Fund B                     (5.97)       34.71   (6.71)
AXA Premier Technology Fund C                     (5.97)       34.71   (6.71)
AXA Premier Technology Fund Z                     (5.67)       36.05   (5.80)
Russell 1000 Technology Index                     (8.33)       26.20   (7.24)
Russell 1000 Index                                 0.06        23.90    0.78
International Stocks
AXA Premier International Equity Fund A            2.72        38.67    4.71
AXA Premier International Equity Fund B            2.44        37.63    3.97
AXA Premier International Equity Fund C            2.44        37.45    3.97
AXA Premier International Equity Fund Z            2.72        38.92    5.01
MSCI EAFE                                          1.98        40.23    7.68
Intermediate-Term Bonds
AXA Premier Core Bond Fund A                      (0.33)       1.63     5.10
AXA Premier Core Bond Fund B                      (0.48)       0.95     4.31
AXA Premier Core Bond Fund C                      (0.58)       0.86     4.27
AXA Premier Core Bond Fund Z                      (0.14)       1.98     5.38
Lehman Aggregate                                  (0.01)       1.82     6.09
Money Market
AXA Premier Money Market Fund A                    0.33        1.00     0.99
AXA Premier Money Market Fund B                    0.08        0.24     0.24
AXA Premier Money Market Fund C                    0.08        0.24     0.24
AXA Premier Money Market Fund Z                    0.41        1.25     1.24
90 Day T-Bill                                      0.32        1.07     1.39

Please see "Notes on Performance" on page 1.

AXA Premier Funds Performance Results
Standardized Average Annual Returns
(With Sales Charge) as of April 30, 2004
--------------------------------------------------------------------------------

                                                                 Since Inception
                                                        1 Year      12/31/01
                                                        ------   ---------------
Large Company Stocks
AXA Premier Large Cap Core Fund A                        14.88        (2.95)
AXA Premier Large Cap Core Fund B                        15.68        (3.04)
AXA Premier Large Cap Core Fund C                        18.49        (1.76)
AXA Premier Large Cap Core Fund Z                        21.96        (0.35)
S&P 500                                                  22.88         0.15
AXA Premier Large Cap Growth Fund A                      13.00        (7.43)
AXA Premier Large Cap Growth Fund B                      13.74        (7.50)
AXA Premier Large Cap Growth Fund C                      16.49        (6.32)
AXA Premier Large Cap Growth Fund Z                      20.01        (4.93)
Russell 1000 Growth                                      21.65        (2.97)
AXA Premier Large Cap Value Fund A                       20.92         0.70
AXA Premier Large Cap Value Fund B                       21.94         0.74
AXA Premier Large Cap Value Fund C                       24.85         2.03
AXA Premier Large Cap Value Fund Z                       28.21         3.47
Russell 1000 Value                                       26.26         4.34
Small/Mid Company Stocks
AXA Premier Small/Mid Cap Growth Fund A                  25.36        (8.51)
AXA Premier Small/Mid Cap Growth Fund B                  26.57        (8.55)
AXA Premier Small/Mid Cap Growth Fund C                  29.46        (7.42)
AXA Premier Small/Mid Cap Growth Fund Z                  32.87        (6.04)
Russell 2500 Growth                                      40.45         2.04
AXA Premier Small/Mid Cap Value Fund A                   29.88         0.07
AXA Premier Small/Mid Cap Value Fund B                   31.48         0.03
AXA Premier Small/Mid Cap Value Fund C                   34.25         1.29
AXA Premier Small/Mid Cap Value Fund Z                   37.83         2.74
Russell 2500 Value                                       40.41        12.45

                                                                 Since Inception
                                                        1 Year       12/31/01
                                                        ------   --------------
Sector Funds
AXA Premier Health Care Fund A                           22.70       0.49
AXA Premier Health Care Fund B                           24.04       0.58
AXA Premier Health Care Fund C                           26.80       1.83
AXA Premier Health Care Fund Z                           30.39       3.29
Russell 1000 Healthcare Index                            16.22      (1.07)
Russell 1000 Index                                       23.90       0.78
AXA Premier Technology Fund A                            28.23      (8.26)
AXA Premier Technology Fund B                            29.71      (8.33)
AXA Premier Technology Fund C                            32.45      (7.10)
AXA Premier Technology Fund Z                            36.05      (5.80)
Russell 1000 Technology Index                            26.20      (7.24)
Russell 1000 Index                                       23.90       0.78
International Stocks
AXA Premier International Equity Fund A                  31.07       2.20
AXA Premier International Equity Fund B                  32.63       2.33
AXA Premier International Equity Fund C                  35.09       3.53
AXA Premier International Equity Fund Z                  38.92       5.01
MSCI EAFE                                                40.23       7.68
Intermediate-Term Bonds
AXA Premier Core Bond Fund A                            (2.98)       3.05
AXA Premier Core Bond Fund B                            (3.88)       2.68
AXA Premier Core Bond Fund C                            (1.07)       3.82
AXA Premier Core Bond Fund Z                             1.98        5.38
Lehman Aggregate                                         1.82        6.09
Money Market
AXA Premier Money Market Fund A                          1.00        0.99
AXA Premier Money Market Fund B                          0.24        0.24
AXA Premier Money Market Fund C                          0.24        0.24
AXA Premier Money Market Fund Z                          1.25        1.24
90 Day T-Bill                                            1.07        1.39

Please see "Notes on Performance" on page 1.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER
                                                           OF       VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------

COMMON STOCKS:
CONSUMER DISCRETIONARY (15.9%)
AUTOMOBILES (1.0%)

Harley-Davidson, Inc. ................................    1,990   $  112,077
                                                                  ----------
HOTELS, RESTAURANTS & LEISURE (2.2%)
Carnival Corp. .......................................      600       25,602
International Game Technology ........................    1,150       43,401
McDonald's Corp. .....................................      900       24,507
Starbucks Corp.* .....................................    3,900      151,554
                                                                  ----------
                                                                     245,064
                                                                  ----------
HOUSEHOLD DURABLES (0.2%)
Centex Corp. .........................................      310       14,865
Lennar Corp., Class A ................................      260       12,181
                                                                  ----------
                                                                      27,046
                                                                  ----------
INTERNET & CATALOG RETAIL (5.1%)
Amazon.com, Inc.* ....................................    5,600      243,376
eBay, Inc.* ..........................................    4,040      322,473
                                                                  ----------
                                                                     565,849
                                                                  ----------
MEDIA (4.5%)
Comcast Corp., Special Class A* ......................    2,050       59,429
News Corp., Ltd. (ADR) ...............................    1,320       44,550
Pixar* ...............................................    1,800      122,940
Tribune Co. ..........................................      750       35,910
Viacom, Inc., Class B ................................    3,060      118,269
XM Satellite Radio Holdings, Inc., Class A* ..........    4,850      116,206
                                                                  ----------
                                                                     497,304
                                                                  ----------
SPECIALTY RETAIL (2.3%)
Bed Bath & Beyond, Inc.* .............................    1,910       70,899
Best Buy Co., Inc. ...................................      550       29,838
Lowe's Cos., Inc. ....................................    2,420      125,985
Ross Stores, Inc. ....................................      450       13,725
Tiffany & Co. ........................................      300       11,700
                                                                  ----------
                                                                     252,147
                                                                  ----------
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach, Inc.* .........................................      330       14,058
Nike, Inc., Class B ..................................      750       53,962
                                                                  ----------
                                                                      68,020
                                                                  ----------
   TOTAL CONSUMER DISCRETIONARY ......................             1,767,507
                                                                  ----------
CONSUMER STAPLES (7.5%)
BEVERAGES (0.6%)
PepsiCo, Inc. ........................................    1,350       73,562
                                                                  ----------
FOOD & STAPLES RETAILING (3.5%)
SYSCO Corp. ..........................................    1,450       55,462
Wal-Mart Stores, Inc. ................................    3,500      199,500
Walgreen Co. .........................................    3,850      132,748
                                                                  ----------
                                                                     387,710
                                                                  ----------
HOUSEHOLD PRODUCTS (2.0%)
Colgate-Palmolive Co. ................................      500       28,940
Procter & Gamble Co. .................................    1,810      191,407
                                                                  ----------
                                                                     220,347
                                                                  ----------
PERSONAL PRODUCTS (1.4%)
Avon Products, Inc. ..................................    1,860      156,240
                                                                  ----------
   TOTAL CONSUMER STAPLES ............................               837,859
                                                                  ----------
ENERGY (1.1%)
ENERGY EQUIPMENT & SERVICES (0.8%)
Baker Hughes, Inc. ...................................    1,150       42,182
BJ Services Co.* .....................................    1,000       44,500

                                                                  ----------
                                                                      86,682
                                                                  ----------
OIL & GAS (0.3%)
Apache Corp. .........................................      350       14,655

                                                         NUMBER
                                                           OF       VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------

XTO Energy, Inc. .....................................      800   $   21,360
                                                                  ----------
                                                                      36,015
                                                                  ----------
   TOTAL ENERGY ......................................               122,697
                                                                  ----------
FINANCIALS (15.1%)
CAPITAL MARKETS (3.9%)
Charles Schwab Corp. .................................   12,195      125,487
Franklin Resources, Inc. .............................      400       21,932
Goldman Sachs Group, Inc. ............................      910       87,815
Legg Mason, Inc. .....................................      230       21,174
Merrill Lynch & Co., Inc. ............................    1,550       84,056
Morgan Stanley .......................................    1,880       96,613
                                                                  ----------
                                                                     437,077
                                                                  ----------
COMMERCIAL BANKS (0.4%)
Bank One Corp. .......................................      210       10,368
Fifth Third Bancorp ..................................      325       17,439
Wachovia Corp. .......................................      375       17,156
                                                                  ----------
                                                                      44,963
                                                                  ----------
CONSUMER FINANCE (0.9%)
MBNA Corp. ...........................................    3,815       93,010
                                                                  ----------
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Citigroup, Inc. ......................................    3,665      176,250
                                                                  ----------
INSURANCE (7.4%)
AFLAC, Inc. ..........................................    3,500      147,805
American International Group, Inc. ...................    3,450      247,192
Progressive Corp. ....................................    4,050      354,456
Safeco Corp. .........................................      600       26,274
St. Paul Travelers Cos., Inc. ........................      758       30,828
Willis Group Holdings Ltd. ...........................      500       18,155
                                                                  ----------
                                                                     824,710
                                                                  ----------
THRIFTS & MORTGAGE FINANCE (0.9%)
Fannie Mae ...........................................    1,440       98,957
                                                                  ----------
   TOTAL FINANCIALS ..................................             1,674,967
                                                                  ----------
HEALTH CARE (21.9%)
BIOTECHNOLOGY (7.1%)
Amgen, Inc.* .........................................    5,820      327,491
Biogen Idec, Inc.* ...................................      350       20,650
Genentech, Inc.* .....................................    2,950      362,260
Gilead Sciences, Inc.* ...............................    1,360       82,729
                                                                  ----------
                                                                     793,130
                                                                  ----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Alcon, Inc. ..........................................      570       42,323
Boston Scientific Corp.* .............................    2,380       98,032
Guidant Corp. ........................................      750       47,257
Medtronic, Inc. ......................................      550       27,753
St. Jude Medical, Inc.* ..............................    1,190       90,749
Stryker Corp. ........................................      670       66,283
Zimmer Holdings, Inc.* ...............................      210       16,769
                                                                  ----------
                                                                     389,166
                                                                  ----------
HEALTH CARE PROVIDERS & SERVICES (2.3%)
Caremark Rx, Inc.* ...................................    1,500       50,775
Express Scripts, Inc.* ...............................      210       16,241
Health Management Associates, Inc., Class A ..........    1,210       27,987
UnitedHealth Group, Inc. .............................    1,030       63,325
WellPoint Health Networks, Inc.* .....................      840       93,820
                                                                  ----------
                                                                     252,148
                                                                  ----------
PHARMACEUTICALS (9.0%)
Allergan, Inc. .......................................      240       21,132
Eli Lilly & Co. ......................................    2,350      173,453
Forest Laboratories, Inc.* ...........................    1,600      103,168
Johnson & Johnson ....................................    1,630       88,069
Pfizer, Inc. .........................................   12,740      455,582

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
----------------------------------------------------------------------------

                                                         NUMBER
                                                           OF       VALUE
                                                         SHARES    (NOTE 1)
----------------------------------------------------------------------------

Teva Pharmaceutical Industries
Ltd. (ADR) ...........................................    1,460   $   89,878
Wyeth ................................................    1,950       74,237
                                                                  ----------
                                                                   1,005,519
                                                                  ----------
   TOTAL HEALTH CARE .................................             2,439,963
                                                                  ----------
INDUSTRIALS (6.6%)
AEROSPACE & DEFENSE (0.5%)
United Technologies Corp. ............................      650       56,069
                                                                  ----------
AIR FREIGHT & LOGISTICS (0.3%)
United Parcel Service, Inc./Georgia, Class B .........      500       35,075
                                                                  ----------
BUILDING PRODUCTS (0.1%)
American Standard Cos., Inc.* ........................      100       10,519
                                                                  ----------
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Apollo Group, Inc., Class A* .........................    1,350      122,688
Career Education Corp.* ..............................      325       20,800
                                                                  ----------
                                                                     143,488
                                                                  ----------
INDUSTRIAL CONGLOMERATES (3.5%)
3M Co. ...............................................    1,250      108,100
General Electric Co. .................................    9,410      281,829
                                                                  ----------
                                                                     389,929
                                                                  ----------
MACHINERY (0.9%)
Danaher Corp. ........................................      830       76,792
Ingersoll-Rand Co., Class A ..........................      400       25,820
                                                                  ----------
                                                                     102,612
                                                                  ----------
 TOTAL INDUSTRIALS ...................................               737,692
                                                                  ----------
INFORMATION TECHNOLOGY (31.9%)
COMMUNICATIONS EQUIPMENT (5.0%)
Cisco Systems, Inc.* .................................   14,570      304,076
Juniper Networks, Inc.* ..............................    4,635      101,414
QUALCOMM, Inc. .......................................    2,450      153,027
                                                                  ----------
                                                                     558,517
                                                                  ----------
COMPUTERS & PERIPHERALS (4.8%)
Dell, Inc.* ..........................................   10,520      365,149
EMC Corp.* ...........................................    1,670       18,637
Network Appliance, Inc.* .............................    8,300      154,546
                                                                  ----------
                                                                     538,332
                                                                  ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Agilent Technologies, Inc.* ..........................    1,450       39,165
Flextronics International Ltd.* ......................    2,080       33,488
                                                                  ----------
                                                                      72,653
                                                                  ----------
INTERNET SOFTWARE & SERVICES (3.2%)
Yahoo!, Inc.* ........................................    7,030      354,734
                                                                  ----------
IT SERVICES (0.6%)
Accenture Ltd., Class A* .............................    1,800       42,786
Paychex, Inc. ........................................      750       27,960
                                                                  ----------
                                                                      70,746
                                                                  ----------

                                                         NUMBER
                                                           OF        VALUE
                                                         SHARES     (NOTE 1)
-----------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.8%)
Altera Corp.* ........................................      960   $    19,210
Applied Materials, Inc.* .............................    7,450       135,813
ASML Holding N.V. (N.Y. Shares)* .....................    1,350        20,993
Broadcom Corp., Class A* .............................    2,530        95,533
Intel Corp. ..........................................   13,670       351,729
Linear Technology Corp. ..............................      620        22,091
Marvell Technology Group Ltd.* .......................    2,210        85,593
Maxim Integrated Products, Inc. ......................    4,900       225,351
Xilinx, Inc.* ........................................    4,150       139,564
                                                                  -----------
                                                                    1,095,877
                                                                  -----------
SOFTWARE (7.8%)
Electronic Arts, Inc.* ...............................    1,490        75,424
Intuit, Inc.* ........................................      410        17,413
Mercury Interactive Corp.* ...........................      890        37,869
Microsoft Corp. ......................................   11,380       295,539
Novell, Inc.* ........................................    1,950        18,798
Oracle Corp.* ........................................    7,900        88,638
Red Hat, Inc.* .......................................      500        11,355
SAP AG (ADR) .........................................    1,890        70,459
Symantec Corp.* ......................................    2,510       113,075
VERITAS Software Corp.* ..............................    5,130       136,817
                                                                  -----------
                                                                      865,387
                                                                  -----------
   TOTAL INFORMATION TECHNOLOGY ......................              3,556,246
                                                                  -----------
TOTAL COMMON STOCKS (100.0%)
   (Cost $10,046,593) ................................             11,136,931
                                                                  -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                         ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.2%)
J.P. Morgan Chase Nassau
0.53%, 5/3/04 (Amortized Cost $15,696) ...............    $15,696        15,696
                                                                    -----------
TOTAL INVESTMENTS (100.2%)
(Cost/Amortized Cost $10,062,289) ....................               11,152,627

OTHER ASSETS LESS LIABILITIES (-0.2%) ................                  (18,280)
                                                                    -----------
NET ASSETS (100%) ....................................              $11,134,347
                                                                    ===========

----------
*  Non-income producing.

   Glossary:
   ADR-- American Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities...................   $ 2,817,117
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities...................     2,877,267

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation..........................   $ 1,556,724
Aggregate gross unrealized depreciation..........................      (466,386)
                                                                    -----------
Net unrealized appreciation......................................   $ 1,090,338
                                                                    ===========
Federal income tax cost of investments...........................   $10,062,289
                                                                    ===========

For the six months ended April 30, 2004, the Fund incurred approximately $4 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,532,148, of which $774,412 expires in the year 2010 and $757,736 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (14.8%)
AUTO COMPONENTS (0.8%)
American Axle & Manufacturing Holdings, Inc.* ........        400    $   15,388
Autoliv, Inc. ........................................        625        26,581
BorgWarner, Inc. .....................................        200        16,388
Lear Corp. ...........................................        425        25,764
Magna International, Inc., Class A ...................        250        19,725
                                                                     ----------
                                                                        103,846
                                                                     ----------
AUTOMOBILES (0.3%)
General Motors Corp. .................................        725        34,379
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE (1.3%)
Hilton Hotels Corp. ..................................      4,490        78,530
McDonald's Corp. .....................................      3,270        89,042
                                                                     ----------
                                                                        167,572
                                                                     ----------
HOUSEHOLD DURABLES (0.8%)
American Greetings Corp., Class A* ...................      3,200        65,600
Fortune Brands, Inc. .................................         75         5,719
Mohawk Industries, Inc.* .............................        250        19,285
Whirlpool Corp. ......................................        300        19,653
                                                                     ----------
                                                                        110,257
                                                                     ----------
INTERNET & CATALOG RETAIL (0.7%)
InterActiveCorp* .....................................      2,800        89,236
                                                                     ----------
MEDIA (6.0%)
Cablevision Systems New York Group, Class A* .........      1,118        24,406
Comcast Corp., Class A* ..............................      1,650        49,665
Comcast Corp., Special Class A* ......................      3,400        98,566
DIRECTV Group, Inc.* .................................      7,491       134,089
Fox Entertainment Group, Inc., Class A* ..............      3,400        94,690
Gemstar-TV Guide International, Inc.* ................      3,640        20,348
Interpublic Group of Cos., Inc.* .....................      1,600        25,104
Liberty Media Corp., Class A* ........................      5,693        62,281
Time Warner, Inc.* ...................................     11,705       196,878
Viacom, Inc., Class B ................................      1,745        67,444
Walt Disney Co. ......................................        200         4,606
                                                                     ----------
                                                                        778,077
                                                                     ----------
MULTILINE RETAIL (2.0%)
Federated Department Stores, Inc. ....................        500        24,500
May Department Stores Co. ............................        875        26,950
Sears, Roebuck & Co. .................................        875        35,044
Target Corp. .........................................      4,025       174,564
                                                                     ----------
                                                                        261,058
                                                                     ----------
SPECIALTY RETAIL (2.5%)
AutoNation, Inc.* ....................................        500         8,510
Best Buy Co., Inc. ...................................        150         8,138
Home Depot, Inc. .....................................      2,470        86,919
Lowe's Cos., Inc. ....................................      2,150       111,929
Office Depot, Inc.* ..................................      1,300        22,763
Staples, Inc. ........................................      3,125        80,500
                                                                     ----------
                                                                        318,759
                                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Jones Apparel Group, Inc. ............................        500        18,300
Liz Claiborne, Inc. ..................................        300        10,530
Nike, Inc., Class B ..................................        100         7,195
Reebok International Ltd. ............................        400        14,552
                                                                     ----------
                                                                         50,577
                                                                     ----------
TOTAL CONSUMER DISCRETIONARY .........................                1,913,761
                                                                     ----------
CONSUMER STAPLES (3.5%)
BEVERAGES (0.6%)
Coca-Cola Co. ........................................        400        20,228

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

PepsiCo, Inc. ........................................      1,075    $   58,577
                                                                     ----------
                                                                         78,805
                                                                     ----------
FOOD & STAPLES RETAILING (1.3%)
Costco Wholesale Corp.* ..............................      1,270        47,561
Kroger Co.* ..........................................      1,500        26,250
Safeway, Inc.* .......................................      1,200        27,540
Wal-Mart Stores, Inc. ................................      1,200        68,400
                                                                     ----------
                                                                        169,751
                                                                     ----------
FOOD PRODUCTS (0.6%)
Archer-Daniels-Midland Co. ...........................      1,475        25,901
Tyson Foods, Inc., Class A ...........................      1,500        28,110
Unilever N.V. (N.Y. Shares) ..........................        300        19,779
                                                                     ----------
                                                                         73,790
                                                                     ----------
HOUSEHOLD PRODUCTS (0.2%)
Procter & Gamble Co. .................................        175        18,506
                                                                     ----------
TOBACCO (0.8%)
Altria Group, Inc. ...................................      1,425        78,917
UST, Inc. ............................................        700        26,047
                                                                     ----------
                                                                        104,964
                                                                     ----------
TOTAL CONSUMER STAPLES ...............................                  445,816
                                                                     ----------
ENERGY (6.3%)
ENERGY EQUIPMENT & SERVICES (0.4%)
Halliburton Co. ......................................      1,585        47,233
                                                                     ----------
OIL & GAS (5.9%)
Amerada Hess Corp. ...................................      2,100       149,373
BP plc (ADR) .........................................        250        13,225
ChevronTexaco Corp. ..................................        750        68,625
ConocoPhillips .......................................        658        46,916
Exxon Mobil Corp. ....................................      6,235       265,299
Marathon Oil Co. .....................................        800        26,848
Occidental Petroleum Corp. ...........................        725        34,220
Unocal Corp. .........................................      3,600       129,744
Valero Energy Corp. ..................................        475        30,286
                                                                     ----------
                                                                        764,536
                                                                     ----------
TOTAL ENERGY .........................................                  811,769
                                                                     ----------
FINANCIALS (22.6%)
CAPITAL MARKETS (4.7%)
Bank of New York Co., Inc. ...........................      4,400       128,216
Charles Schwab Corp. .................................      3,430        35,295
E*TRADE Group, Inc.* .................................      6,700        76,112
Goldman Sachs Group, Inc. ............................        400        38,600
J.P. Morgan Chase & Co. ..............................      1,450        54,520
Lehman Brothers Holdings, Inc. .......................        375        27,525
Merrill Lynch & Co., Inc. ............................        400        21,692
Morgan Stanley .......................................      2,445       125,649
Piper Jaffray Cos.* ..................................          1            48
T. Rowe Price Group, Inc. ............................      1,800        92,304
                                                                     ----------
                                                                        599,961
                                                                     ----------
COMMERCIAL BANKS (4.4%)
Bank of America Corp. ................................      1,396       112,364
Bank One Corp. .......................................        875        43,199
Comerica, Inc. .......................................        500        25,815
KeyCorp ..............................................        825        24,503
Lloyds TSB Group plc .................................     11,900        88,949
National City Corp. ..................................        850        29,469
PNC Financial Services Group, Inc. ...................        125         6,638
SunTrust Banks, Inc. .................................        450        30,622
U.S. Bancorp .........................................      1,625        41,665
Wachovia Corp. .......................................      1,025        46,894
Wells Fargo & Co. ....................................      2,175       122,800
                                                                     ----------
                                                                        572,918
                                                                     ----------
CONSUMER FINANCE (1.5%)
American Express Co. .................................      2,195       107,445
Capital One Financial Corp. ..........................        100         6,553

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

SLM Corp. ............................................     2,160     $   82,750
                                                                     ----------
                                                                        196,748
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES (2.0%)
Citigroup, Inc. ......................................     5,270        253,434
                                                                     ----------
INSURANCE (6.5%)
Ace Ltd. .............................................       400         17,536
Allstate Corp. .......................................     1,825         83,767
American International Group, Inc. ...................       550         39,408
Aon Corp. ............................................     4,850        126,391
Chubb Corp. ..........................................       375         25,875
Hartford Financial Services Group, Inc. ..............       475         29,013
Lincoln National Corp. ...............................     2,850        127,908
Manulife Financial Corp. .............................       829         30,482
Marsh & McLennan Cos., Inc. ..........................     2,930        132,143
MBIA, Inc. ...........................................       400         23,556
Metlife, Inc. ........................................       750         25,875
PartnerReinsurance Ltd. ..............................       150          8,595
Renaissance Reinsurance
   Holdings Ltd. .....................................       200         10,538
St. Paul Travelers Cos., Inc. ........................     3,827        155,644
                                                                     ----------
                                                                        836,731
                                                                     ----------
REAL ESTATE (0.4%)
Boston Properties, Inc. (REIT) .......................     1,000         47,000
                                                                     ----------
THRIFTS & MORTGAGE FINANCE (3.1%)
Countrywide Financial Corp. ..........................       750         44,475
Fannie Mae............................................     3,940        270,757
Golden West Financial Corp. ..........................       250         26,277
MGIC Investment Corp. ................................       400         29,448
Washington Mutual, Inc. ..............................       875         34,466
                                                                     ----------
                                                                        405,423
                                                                     ----------
   TOTAL FINANCIALS ..................................                2,912,215
                                                                     ----------
HEALTH CARE (13.9%)
BIOTECHNOLOGY (3.1%)
Amgen, Inc.* .........................................     2,295        129,139
Genentech, Inc.* .....................................     1,585        194,638
Genzyme Corp. - General Division* ....................     1,850         80,586
                                                                     ----------
                                                                        404,363
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Guidant Corp. ........................................       625         39,381
Medtronic, Inc. ......................................     2,240        113,031
                                                                     ----------
                                                                        152,412
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES (4.1%)
Aetna, Inc. ..........................................       450         37,238
Anthem, Inc.* ........................................     1,000         88,580
Caremark Rx, Inc.* ...................................     4,405        149,109
Eclipsys Corp.* ......................................     4,000         56,440
Health Management Associates, Inc., Class A ..........     4,700        108,711
UnitedHealth Group, Inc. .............................     1,350         82,998
                                                                     ----------
                                                                        523,076
                                                                     ----------
PHARMACEUTICALS (5.5%)
Abbott Laboratories ..................................       700         30,814
Bristol-Myers Squibb Co. .............................       650         16,315
Eli Lilly & Co. ......................................       715         52,774
GlaxoSmithKline plc (ADR) ............................       525         22,050
Johnson & Johnson ....................................       625         33,769
Merck & Co., Inc. ....................................     1,275         59,925
Mylan Laboratories, Inc. .............................     1,885         43,185
Pfizer, Inc. .........................................    12,300        439,848
Wyeth ................................................       400         15,228
                                                                     ----------
                                                                        713,908
                                                                     ----------
   TOTAL HEALTH CARE .................................                1,793,759
                                                                     ----------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

INDUSTRIALS (9.4%)
AEROSPACE & DEFENSE (1.3%)

Boeing Co. ...........................................       900     $   38,421
General Dynamics Corp. ...............................       100          9,362
Goodrich Corp. .......................................       850         24,472
Honeywell International, Inc. ........................       300         10,374
United Technologies Corp. ............................       985         84,966
                                                                     ----------
                                                                        167,595
                                                                     ----------
AIR FREIGHT & LOGISTICS (0.8%)
FedEx Corp. ..........................................     1,355         97,438
United Parcel Service, Inc./Georgia, Class B .........       125          8,769
                                                                     ----------
                                                                        106,207
                                                                     ----------
AIRLINES (0.5%)
Southwest Airlines Co. ...............................     4,448         63,517
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES (0.6%)
Cendant Corp. ........................................       400          9,472
FTI Consulting, Inc.* ................................     2,600         42,770
R.R. Donnelley & Sons Co. ............................       800         23,536
                                                                     ----------
                                                                         75,778
                                                                     ----------
ELECTRICAL EQUIPMENT (0.3%)
Cooper Industries Ltd., Class A ......................       475         26,082
Hubbell, Inc., Class B ...............................       400         17,976
                                                                     ----------
                                                                         44,058
                                                                     ----------
INDUSTRIAL CONGLOMERATES (2.8%)
General Electric Co. .................................     6,375        190,931
Textron, Inc. ........................................       600         33,108
Tyco International Ltd. ..............................     5,165        141,779
                                                                     ----------
                                                                        365,818
                                                                     ----------
MACHINERY (1.7%)
Caterpillar, Inc. ....................................       150         11,660
Deere & Co. ..........................................     1,450         98,658
Eaton Corp. ..........................................       500         29,690
Ingersoll-Rand Co., Class A ..........................       425         27,434
PACCAR, Inc. .........................................       487         27,496
Parker-Hannifin Corp. ................................       450         24,880
                                                                     ----------
                                                                        219,818
                                                                     ----------
ROAD & RAIL (1.4%)
Burlington Northern Santa Fe Corp. ...................       800         26,160
CSX Corp. ............................................       650         19,994
Norfolk Southern Corp. ...............................       975         23,225
Union Pacific Corp. ..................................     1,800        106,074
                                                                     ----------
                                                                        175,453
                                                                     ----------
   TOTAL INDUSTRIALS .................................                1,218,244
                                                                     ----------
INFORMATION TECHNOLOGY (18.4%)
COMMUNICATIONS EQUIPMENT (3.9%)
ADC Telecommunications, Inc.* ........................     5,100         12,750
Cisco Systems, Inc.* .................................    10,890        227,274
Corning, Inc.* .......................................     3,800         41,914
Motorola, Inc. .......................................     4,485         81,851
Nokia OYJ (ADR) ......................................     7,050         98,771
QUALCOMM, Inc. .......................................       200         12,492
Tellabs, Inc.* .......................................     2,500         21,825
                                                                     ----------
                                                                        496,877
                                                                     ----------
COMPUTERS & PERIPHERALS (3.4%)
Dell, Inc.* ..........................................     2,615         90,767
EMC Corp.* ...........................................       900         10,044
Hewlett-Packard Co. ..................................     8,535        168,139
International Business Machines Corp. ................       500         44,085
Lexmark International, Inc.* .........................     1,385        125,287
Quantum Corp.* .......................................       900          2,817
                                                                     ----------
                                                                        441,139
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Arrow Electronics, Inc.* .............................       500         12,640

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
--------------------------------------------------------------------------------

Avnet, Inc.* .........................................        500    $   10,820
Flextronics International Ltd.* ......................      4,865        78,327
Sanmina-SCI Corp.* ...................................      1,700        17,034
Solectron Corp.* .....................................      4,400        21,560
Tech Data Corp.* .....................................        375        12,750
                                                                     ----------
                                                                        153,131
                                                                     ----------
INTERNET SOFTWARE & SERVICES (1.0%)
DoubleClick, Inc.* ...................................      5,400        43,578
Yahoo!, Inc.* ........................................      1,705        86,034
                                                                     ----------
                                                                        129,612
                                                                     ----------
IT SERVICES (0.9%)
Affiliated Computer Services, Inc.,
   Class A* ..........................................      1,950        94,575
Electronic Data Systems Corp. ........................      1,100        20,119
                                                                     ----------
                                                                        114,694
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Applied Materials, Inc.* .............................      5,995       109,289
Intel Corp. ..........................................      2,800        72,044
Samsung Electronics Co.,
   Ltd. (GDR) ........................................        420        99,689
Texas Instruments, Inc. ..............................      6,935       174,068
                                                                     ----------
                                                                        455,090
                                                                     ----------
SOFTWARE (4.5%)
Electronic Arts, Inc.* ...............................      3,865       195,646
Intuit, Inc.* ........................................      1,205        51,177
Microsoft Corp. ......................................     12,690       329,559
Oracle Corp.* ........................................        600         6,732
                                                                     ----------
                                                                        583,114
                                                                     ----------
   TOTAL INFORMATION TECHNOLOGY ......................                2,373,657
                                                                     ----------
MATERIALS (1.7%)
CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials, Inc. ......................        350        15,138
Vulcan Materials Co. .................................        500        23,120
                                                                     ----------
                                                                         38,258
                                                                     ----------
METALS & MINING (1.1%)
Alcan, Inc. ..........................................        500        20,115
Alcoa, Inc. ..........................................      1,100        33,825
Rio Tinto plc (ADR) ..................................        730        65,408
United States Steel Corp. ............................        400        11,452
Worthington Industries, Inc. .........................        700        12,635
                                                                     ----------
                                                                        143,435
                                                                     ----------
PAPER & FOREST PRODUCTS (0.3%)
Georgia-Pacific Corp. ................................      1,000        35,100
                                                                     ----------
   TOTAL MATERIALS ...................................                  216,793
                                                                     ----------
TELECOMMUNICATION SERVICES (3.3%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
Alltel Corp. .........................................      2,700       135,918
Qwest Communications International, Inc.* ............      4,150        16,683
SBC Communications, Inc. .............................        500        12,450
Sprint Corp. (FON Group) .............................      3,300        59,037
Verizon Communications, Inc. .........................        550        20,757
                                                                     ----------
                                                                        244,845
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
Nextel Communications, Inc., Class A* ................      3,800        90,668
NII Holdings, Inc.* ..................................      2,550        89,250
                                                                     ----------
                                                                        179,918
                                                                     ----------
   TOTAL TELECOMMUNICATION SERVICES ..................                  424,763
                                                                     ----------
UTILITIES (2.3%)
ELECTRIC UTILITIES (2.0%)
American Electric Power, Inc. ........................        850        25,874
Dominion Resources, Inc. .............................      2,000       127,620

                                                         NUMBER OF      VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Entergy Corp. ........................................        500    $    27,300
Exelon Corp. .........................................        400         26,776
PPL Corp. ............................................        625         26,781
Xcel Energy, Inc. ....................................      1,500         25,095
                                                                     -----------
                                                                         259,446
                                                                     -----------
GAS UTILITIES (0.1%)
Sempra Energy ........................................        400         12,700
                                                                     -----------
MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Constellation Energy Group, Inc. .....................        650         25,012
                                                                     -----------
   TOTAL UTILITIES ...................................                   297,158
                                                                     -----------
TOTAL COMMON STOCKS (96.2%)
   (Cost $11,221,869) ................................                12,407,935
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------

SHORT-TERM DEBT SECURITIES:
GOVERNMENT SECURITY (2.3%)
Student Loan Marketing Association
   (Discount Note), 5/3/04 ...........................   $300,000        299,978
                                                                     -----------
TIME DEPOSIT (1.9%)
J.P. Morgan Chase Nassau
   0.53%, 5/3/04  ....................................    238,454        238,454
                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES (4.2%)
   (Amortized Cost $538,432)..........................                   538,432
                                                                     -----------
TOTAL INVESTMENTS (100.4%)
   (Cost/Amortized Cost $11,760,301) .................                12,946,367
OTHER ASSETS LESS LIABILITIES
   (-0.4%)............................................                  (45,495)
                                                                     -----------
NET ASSETS (100%) ....................................               $12,900,872
                                                                     ===========

----------
*  Non-income producing.

   Glossary:
   ADR-- American Depositary Receipt
   GDR-- Global Depositary Receipt
   REIT-- Real Estate Investment Trust

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..................   $ 3,710,185
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..................     3,872,173

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $ 1,545,507
Aggregate gross unrealized depreciation .........................      (359,441)
                                                                    -----------
Net unrealized appreciation .....................................   $ 1,186,066
                                                                    ===========
Federal income tax cost of investments ..........................   $11,760,301
                                                                    ===========

For the six months ended April 30, 2004, the Fund incurred approximately $1,005 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $1,211,227, of which $831,395 expires in the year 2010 and $379,832 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF     VALUE
                                                           SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS:
CONSUMER DISCRETIONARY (15.4%)
AUTO COMPONENTS (0.4%)

Johnson Controls, Inc. ...............................        800    $   43,888
                                                                     ----------
AUTOMOBILES (0.1%)
Harley-Davidson, Inc. ................................        200        11,264
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE (0.8%)
Carnival Corp. .......................................      1,650        70,406
McDonald's Corp. .....................................      1,000        27,230
Royal Caribbean Cruises Ltd. .........................        200         8,106
                                                                     ----------
                                                                        105,742
                                                                     ----------
HOUSEHOLD DURABLES (1.5%)
Koninklijke (Royal) Philips Electronics N.V. (N.Y.
   shares) ...........................................      6,700       179,627
Mohawk Industries, Inc.* .............................        200        15,428
                                                                     ----------
                                                                        195,055
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS (0.1%) Hasbro, Inc. .....        300         5,667
                                                                     ----------
MEDIA (9.8%)
Clear Channel Communications, Inc. ...................      5,850       242,716
Comcast Corp., Special Class A* ......................      6,370       184,666
COX Communications, Inc., Class A* ...................        800        26,152
Gannett Co., Inc. ....................................      1,025        88,847
Reed Elsevier plc ....................................      5,450        50,740
Time Warner, Inc.* ...................................     13,690       230,266
Tribune Co. ..........................................      1,170        56,020
Viacom, Inc., Class B ................................      5,760       222,624
Vivendi Universal S.A. (ADR)* ........................      5,150       127,308
Westwood One, Inc.* ..................................        300         8,862
                                                                     ----------
                                                                      1,238,201
                                                                     ----------
MULTILINE RETAIL (1.1%)
Sears, Roebuck & Co. .................................        290        11,614
Target Corp. .........................................      3,000       130,110
                                                                     ----------
                                                                        141,724
                                                                     ----------
SPECIALTY RETAIL (1.6%)
Bed Bath & Beyond, Inc.* .............................      1,000        37,120
Home Depot, Inc. .....................................      2,200        77,418
Lowe's Cos., Inc. ....................................        900        46,854
TJX Cos., Inc. .......................................      1,800        44,226
                                                                     ----------
                                                                        205,618
                                                                     ----------
   TOTAL CONSUMER DISCRETIONARY ......................                1,947,159
                                                                     ----------
CONSUMER STAPLES (8.3%)
BEVERAGES (0.5%)
Anheuser-Busch Cos., Inc. ............................        200        10,248
Coca-Cola Co. ........................................        400        20,228
Diageo plc ...........................................      1,580        21,197
PepsiCo, Inc. ........................................        170         9,263
                                                                     ----------
                                                                         60,936
                                                                     ----------
FOOD PRODUCTS (2.7%)
Archer-Daniels-Midland Co. ...........................     10,380       182,273
H.J. Heinz Co. .......................................      1,160        44,300
Kellogg Co. ..........................................      1,880        80,652
Sara Lee Corp. .......................................        900        20,772
Tyson Foods, Inc., Class A ...........................        520         9,745
                                                                     ----------
                                                                        337,742
                                                                     ----------
HOUSEHOLD PRODUCTS (1.5%)
Kimberly-Clark Corp. .................................      1,470        96,211
Procter & Gamble Co. .................................        900        95,175
                                                                     ----------
                                                                        191,386
                                                                     ----------
PERSONAL PRODUCTS (1.0%)
Avon Products, Inc. ..................................      1,570       131,880
                                                                     ----------
TOBACCO (2.6%)
Altria Group, Inc. ...................................      5,305       293,791

                                                         NUMBER OF      VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Loews Corp.- Carolina Group ..........................      1,200    $   31,488
                                                                     ----------
                                                                        325,279
                                                                     ----------
   TOTAL CONSUMER STAPLES ............................                1,047,223
                                                                     ----------
ENERGY (13.2%)
ENERGY EQUIPMENT & SERVICES (1.2%)
Baker Hughes, Inc. ...................................      1,200        44,016
GlobalSantaFe Corp. ..................................        350         9,230
Halliburton Co. ......................................      1,000        29,800
Nabors Industries Ltd.* ..............................        400        17,744
Noble Corp.* .........................................        960        35,674
Schlumberger Ltd. ....................................        350        20,485
                                                                     ----------
                                                                        156,949
                                                                     ----------
OIL & GAS (12.0%)
Apache Corp. .........................................        400        16,748
BP plc (ADR) .........................................      7,385       390,666
ChevronTexaco Corp. ..................................      1,010        92,415
ConocoPhillips .......................................      6,441       459,243
Devon Energy Corp. ...................................        280        17,136
EOG Resources, Inc. ..................................        200         9,850
Exxon Mobil Corp. ....................................      3,500       148,925
Marathon Oil Co. .....................................      2,850        95,646
Noble Energy, Inc. ...................................      1,600        73,760
Occidental Petroleum Corp. ...........................      2,400       113,280
Total S.A. (ADR) .....................................        390        35,927
Unocal Corp. .........................................      1,600        57,664
                                                                     ----------
                                                                      1,511,260
                                                                     ----------
   TOTAL ENERGY ......................................                1,668,209
                                                                     ----------
FINANCIALS (28.7%)
CAPITAL MARKETS (6.9%)
Franklin Resources, Inc. .............................        400        21,932
Goldman Sachs Group, Inc. ............................        890        85,885
J.P. Morgan Chase & Co. ..............................      7,950       298,920
Janus Capital Group, Inc. ............................        200         3,040
Lehman Brothers Holdings, Inc. .......................        300        22,020
Mellon Financial Corp. ...............................      2,460        72,914
Merrill Lynch & Co., Inc. ............................      2,400       130,152
Morgan Stanley .......................................      4,700       241,533
                                                                     ----------
                                                                        876,396
                                                                     ----------
COMMERCIAL BANKS (8.8%)
Bank of America Corp. ................................      7,240       582,748
Bank One Corp. .......................................      3,640       179,707
PNC Financial Services Group, Inc. ...................        900        47,790
SouthTrust Corp. .....................................        600        18,648
SunTrust Banks, Inc. .................................      1,360        92,548
Wells Fargo & Co. ....................................      3,350       189,141
                                                                     ----------
                                                                      1,110,582
                                                                     ----------
CONSUMER FINANCE (0.6%)
American Express Co. .................................        960        46,992
MBNA Corp. ...........................................        950        23,161
                                                                     ----------
                                                                         70,153
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES (4.0%)
Citigroup, Inc. ......................................     10,570       508,311
                                                                     ----------
INSURANCE (7.2%)
Ace Ltd. .............................................      1,700        74,528
AFLAC, Inc. ..........................................        900        38,007
Allstate Corp. .......................................      1,220        55,998
American International Group, Inc. ...................      4,000       286,600
Axis Capital Holdings Ltd. ...........................        600        16,350
Chubb Corp. ..........................................        320        22,080
Hartford Financial Services Group, Inc. ..............        640        39,091
Marsh & McLennan Cos., Inc. ..........................        230        10,373
Metlife, Inc. ........................................      3,090       106,605

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

St. Paul Travelers Cos., Inc. ........................     6,481     $  263,583
                                                                     ----------
                                                                        913,215
                                                                     ----------
THRIFTS & MORTGAGE FINANCE (1.2%)
Fannie Mae ...........................................     2,245        154,276
                                                                     ----------
   TOTAL FINANCIALS ..................................                3,632,933
                                                                     ----------
HEALTH CARE (8.4%)
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Alcon, Inc. ..........................................       300         22,275
Bard (C.R.), Inc. ....................................       100         10,627
Baxter International, Inc. ...........................       400         12,660
Boston Scientific Corp.* .............................       800         32,952
Guidant Corp. ........................................       160         10,082
                                                                     ----------
                                                                         88,596
                                                                     ----------
HEALTH CARE PROVIDERS & SERVICES (1.9%)
Anthem, Inc.* ........................................       200         17,716
Caremark Rx, Inc.* ...................................       300         10,155
HCA, Inc. ............................................     1,200         48,756
Health Management Associates, Inc., Class A ..........     1,500         34,695
WellPoint Health Networks, Inc.* .....................     1,200        134,028
                                                                     ----------
                                                                        245,350
                                                                     ----------
PHARMACEUTICALS (5.8%)
Abbott Laboratories ..................................     1,300         57,226
Eli Lilly & Co. ......................................       300         22,143
Forest Laboratories, Inc.* ...........................       300         19,344
GlaxoSmithKline plc (ADR) ............................     4,550        191,100
Johnson & Johnson ....................................     1,890        102,117
Merck & Co., Inc. ....................................       500         23,500
Novartis AG (Registered) .............................       830         37,000
Pfizer, Inc. .........................................     5,570        199,183
Roche Holding AG .....................................       470         49,298
Wyeth ................................................       700         26,649
                                                                     ----------
                                                                        727,560
                                                                     ----------
   TOTAL HEALTH CARE .................................                1,061,506
                                                                     ----------
INDUSTRIALS (9.7%)
AEROSPACE & DEFENSE (2.6%)
Lockheed Martin Corp. ................................     1,520         72,504
Northrop Grumman Corp. ...............................       675         66,994
United Technologies Corp. ............................     2,200        189,772
                                                                     ----------
                                                                        329,270
                                                                     ----------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.* ........................       300         31,557
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES (2.1%)
Cendant Corp. ........................................     7,150        169,312
Waste Management, Inc. ...............................     3,300         93,720
                                                                     ----------
                                                                        263,032
                                                                     ----------
ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries Ltd., Class A ......................       250         13,727
Emerson Electric Co. .................................       890         53,596
                                                                     ----------
                                                                         67,323
                                                                     ----------
INDUSTRIAL CONGLOMERATES (1.8%)
3M Co. ...............................................       600         51,888
General Electric Co. .................................     1,500         44,925
Tyco International Ltd. ..............................     4,900        134,505
                                                                     ----------
                                                                        231,318
                                                                     ----------
MACHINERY (1.0%)
Deere & Co. ..........................................     1,740        118,390
Ingersoll-Rand Co., Class A ..........................       200         12,910
                                                                     ----------
                                                                        131,300
                                                                     ----------
ROAD & RAIL (1.4%)
Burlington Northern Santa Fe Corp. ...................     1,850         60,495
Union Pacific Corp. ..................................     1,925        113,440
                                                                     ----------
                                                                        173,935
                                                                     ----------

                                                         NUMBER OF      VALUE
                                                          SHARES      (NOTE 1)
-------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.0%)
Finning International, Inc. ..........................        200    $    4,462
                                                                     ----------
   TOTAL INDUSTRIALS .................................                1,232,197
                                                                     ----------
INFORMATION TECHNOLOGY (5.0%)
COMPUTERS & PERIPHERALS (1.3%)
EMC Corp.* ...........................................      2,200        24,552
Hewlett-Packard Co. ..................................      4,400        86,680
International Business Machines Corp. ................        600        52,902
                                                                     ----------
                                                                        164,134
                                                                     ----------
IT SERVICES (0.5%)
Accenture Ltd., Class A* .............................      1,160        27,573
Affiliated Computer Services, Inc., Class A* .........        300        14,550
Fiserv, Inc.* ........................................        600        21,936
                                                                     ----------
                                                                         64,059
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Applied Materials, Inc.* .............................      1,300        23,699
Novellus Systems, Inc.* ..............................        300         8,688
                                                                     ----------
                                                                         32,387
                                                                     ----------
SOFTWARE (2.9%)
Microsoft Corp. ......................................     14,140       367,216
                                                                     ----------
   TOTAL INFORMATION TECHNOLOGY ......................                  627,796
                                                                     ----------
MATERIALS (3.7%)
CHEMICALS (2.6%)
Air Products & Chemicals, Inc. .......................      1,760        87,666
Dow Chemical Co. .....................................      1,030        40,881
DuPont (E.I.) de Nemours & Co. .......................        740        31,783
Monsanto Co. .........................................      1,000        34,590
PPG Industries, Inc. .................................      1,020        60,496
Praxair, Inc. ........................................        350        12,792
Syngenta AG ..........................................        680        54,412
                                                                     ----------
                                                                        322,620
                                                                     ----------
CONTAINERS & PACKAGING (0.1%)
Smurfit-Stone Container Corp.* .......................      1,060        18,221
                                                                     ----------
METALS & MINING (0.4%)
Alcoa, Inc. ..........................................        700        21,525
Phelps Dodge Corp.* ..................................        450        29,623
                                                                     ----------
                                                                         51,148
                                                                     ----------
PAPER & FOREST PRODUCTS (0.6%)
Bowater, Inc. ........................................        420        17,619
International Paper Co. ..............................      1,350        54,432
                                                                     ----------
                                                                         72,051
                                                                     ----------
   TOTAL MATERIALS ...................................                  464,040
                                                                     ----------
TELECOMMUNICATION SERVICES (2.6%)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
BellSouth Corp. ......................................        700        18,067
SBC Communications, Inc. .............................      3,070        76,443
Sprint Corp. (FON Group) .............................      3,100        55,459
Verizon Communications, Inc. .........................      3,800       143,412
                                                                     ----------
                                                                        293,381
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Vodafone Group plc ...................................     12,200        29,640
                                                                     ----------
   TOTAL TELECOMMUNICATION SERVICES ..................                  323,021
                                                                     ----------
UTILITIES (4.5%)
ELECTRIC UTILITIES (4.1%)
Cinergy Corp. ........................................        800        30,352
Dominion Resources, Inc. .............................        300        19,143
Entergy Corp. ........................................      6,175       337,155
Exelon Corp. .........................................        160        10,710
FirstEnergy Corp. ....................................        290        11,339

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                          SHARES       (NOTE 1)
-------------------------------------------------------------------------------

FPL Group, Inc. ......................................        200    $    12,724
NSTAR ................................................        300         14,520
PPL Corp. ............................................        770         32,995
TXU Corp. ............................................      1,260         43,016
                                                                     -----------
                                                                         511,954
                                                                     -----------
GAS UTILITIES (0.1%)
KeySpan Corp. ........................................        430         15,544
                                                                     -----------
MULTI-UTILITIES & UNREGULATED POWER (0.3%)
Energy East Corp. ....................................      1,040         24,492
National Fuel Gas Co. ................................        540         13,225
                                                                     -----------
                                                                          37,717
                                                                     -----------
   TOTAL UTILITIES ...................................                   565,215
                                                                     -----------
TOTAL COMMON STOCKS (99.5%)
   (Cost $11,452,744) ................................                12,569,299
                                                                     -----------

                                                                        VALUE
                                                          AMOUNT       (NOTE 1)
                                                         ---------   -----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.4%)
J.P. Morgan Chase Nassau
   0.53%, 5/3/04
   (Amortized Cost $178,824) .........................    $178,824   $   178,824
                                                                     -----------
TOTAL INVESTMENTS (100.9%)
   (Cost/Amortized Cost $11,631,568) .................                12,748,123
OTHER ASSETS LESS LIABILITIES (-0.9%) ................                  (112,054)
                                                                     -----------
NET ASSETS (100%) . . . . . . . . . ..................               $12,636,069
                                                                     ===========

----------
*    Non-income producing.

     Glossary:
     ADR-- American Depositary Receipt
--------------------------------------------------------------------------------

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .................   $  8,157,119
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .................      8,221,617

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ........................   $  1,262,284
Aggregate gross unrealized depreciation ........................       (145,729)
                                                                   ------------
Net unrealized appreciation ....................................   $  1,116,555
                                                                   ============
Federal income tax cost of investments .........................   $ 11,631,568
                                                                   ============

For the six months ended April 30, 2004, the Fund incurred approximately $403 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $963,070, of which $796,729 expires in the year 2010 and $166,341 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS:
CONSUMER DISCRETIONARY (13.3%)
AUTO COMPONENTS (0.5%)

BorgWarner, Inc. .....................................       500     $   40,970
Gentex Corp. .........................................       400         15,732
                                                                     ----------
                                                                         56,702
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE (3.7%)
Alliance Gaming Corp.* ...............................       700         17,479
Argosy Gaming Co.* ...................................     1,200         44,628
Chicago Pizza & Brewery, Inc.* .......................       900         11,898
Four Seasons Hotels, Inc. ............................     1,000         53,500
International Game Technology ........................     1,400         52,836
Penn National Gaming, Inc.* ..........................     1,100         32,439
Red Robin Gourmet Burgers* ...........................       300          8,625
Royal Caribbean Cruises Ltd. .........................     2,975        120,577
Ruby Tuesday, Inc. ...................................     1,500         44,880
Station Casinos, Inc. ................................     1,700         76,636
                                                                     ----------
                                                                        463,498
                                                                     ----------
HOUSEHOLD DURABLES (0.4%)
Tempur-Pedic International, Inc.* ....................     2,900         45,269
                                                                     ----------
INTERNET & CATALOG RETAIL (0.3%)
J. Jill Group, Inc.* .................................     1,500         31,770
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS (1.1%)
Brunswick Corp. ......................................     2,000         82,220
Leapfrog Enterprises, Inc.* ..........................       900         19,359
Marvel Enterprises, Inc.* ............................     1,950         37,030
                                                                     ----------
                                                                        138,609
                                                                     ----------
MEDIA (2.6%)
Acme Communications, Inc.* ...........................     1,200          8,064
Citadel Broadcasting Corp.* ..........................     3,300         57,255
Entravision Communications Corp.* ....................     2,700         24,651
Getty Images, Inc.* ..................................     1,000         54,600
Radio One, Inc., Class D* ............................     3,500         66,360
UnitedGlobalCom, Inc., Class A* ......................     4,075         30,481
Univision Communications, Inc., Class A* .............     1,225         41,466
XM Satellite Radio Holdings, Inc., Class A* ..........     1,800         43,128
                                                                     ----------
                                                                        326,005
                                                                     ----------
MULTILINE RETAIL (1.2%)
Dollar Tree Stores, Inc.* ............................     1,650         44,467
Fred's, Inc. .........................................     1,150         21,356
Tuesday Morning Corp.* ...............................     2,800         82,572
                                                                     ----------
                                                                        148,395
                                                                     ----------
SPECIALTY RETAIL (2.8%)
AnnTaylor Stores Corp.* ..............................     1,200         48,636
Casual Male Retail Group, Inc.* ......................     2,200         21,450
Charming Shoppes, Inc.* ..............................       200          1,412
Cost Plus, Inc.* .....................................       700         25,340
Dick's Sporting Goods, Inc.* .........................     1,600         43,152
HOT Topic, Inc.* .....................................     1,300         28,938
Regis Corp. ..........................................       600         26,052
Tractor Supply Co.* ..................................       600         23,436
Williams-Sonoma, Inc.* ...............................     4,150        134,792
                                                                     ----------
                                                                        353,208
                                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach, Inc.* .........................................     1,150         48,990
Columbia Sportswear Co.* .............................       750         39,930
                                                                     ----------
                                                                         88,920
                                                                     ----------
   TOTAL CONSUMER DISCRETIONARY ......................                1,652,376
                                                                     ----------
CONSUMER STAPLES (0.1%)
FOOD & STAPLES RETAILING (0.1%)
Performance Food Group Co.* ..........................       300         10,539
                                                                     ----------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

ENERGY (6.7%)
ENERGY EQUIPMENT & SERVICES (3.8%)

Cal Dive International, Inc.* ........................     1,800      $ 48,672
ENSCO International, Inc. ............................     2,100        57,477
FMC Technologies, Inc.* ..............................     1,400        38,150
GlobalSantaFe Corp. ..................................     1,425        37,577
Grant Prideco, Inc.* .................................     3,900        59,475
National-Oilwell, Inc.* ..............................     1,600        44,672
Patterson-UTI Energy, Inc.* ..........................     4,450       161,046
Superior Energy Services, Inc.* ......................     1,800        18,702
                                                                      --------
                                                                       465,771
                                                                      --------
OIL & GAS (2.9%)
Chesapeake Energy Corp. ..............................     1,700        23,375
Denbury Resources, Inc.* .............................       800        14,608
Newfield Exploration Co.* ............................     1,300        68,484
Noble Energy, Inc. ...................................       800        36,880
Premcor, Inc.* .......................................     1,900        65,417
Spinnaker Exploration Co.* ...........................     1,100        39,237
Tom Brown, Inc.* .....................................     1,400        67,032
XTO Energy, Inc. .....................................     1,832        48,914
                                                                      --------
                                                                       363,947
                                                                      --------
   TOTAL ENERGY ......................................                 829,718
                                                                      --------
FINANCIALS (5.6%)
CAPITAL MARKETS (1.7%)
A.G. Edwards, Inc. ...................................     1,100        40,249
Affiliated Managers Group, Inc.* .....................       700        34,090
BlackRock, Inc. ......................................       900        55,980
Investors Financial Services Corp. ...................       900        34,983
Jeffries Group, Inc. .................................       800        27,280
National Financial Partners Corp. ....................       500        15,625
                                                                      --------
                                                                       208,207
                                                                      --------
COMMERCIAL BANKS (1.6%)
Cathay General Bancorp ...............................       300        19,530
CVB Financial Corp. ..................................       520        10,671
East-West Bancorp, Inc. ..............................       300        16,899
First State Bancorp ..................................       500        15,880
Greater Bay Bancorp ..................................     1,300        36,881
Southwest Bancorporation of Texas, Inc. ..............     1,700        69,139
Umpqua Holdings Corp. ................................     1,400        26,530
                                                                      --------
                                                                       195,530
                                                                      --------
DIVERSIFIED FINANCIAL SERVICES (1.2%)
CapitalSource, Inc.* .................................     2,900        61,074
CIT Group, Inc. ......................................     1,725        59,288
Financial Federal Corp.* .............................     1,000        31,300
                                                                      --------
                                                                       151,662
                                                                      --------
INSURANCE (0.2%)
American Medical Security Group, Inc.* ...............       300         7,680
IPC Holdings Ltd. ....................................       700        25,760
                                                                      --------
                                                                        33,440
                                                                      --------
REAL ESTATE (0.8%)
American Home Mortgage Investment Corp. (REIT) .......       510        12,102
Friedman, Billings, Ramsey Group, Inc., Class A ......     2,000        37,000
Jones Lang LaSalle, Inc.* ............................     2,000        47,220
                                                                      --------
                                                                        96,322
                                                                      --------
THRIFTS & MORTGAGE FINANCE (0.1%)
Farmer Mac, Class C* .................................       300         7,509
Franklin Bank Corp./Houston, Texas* ..................       300         5,073
                                                                      --------
                                                                        12,582
                                                                      --------
   TOTAL FINANCIALS ..................................                 697,743
                                                                      --------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

HEALTH CARE (17.6%)
BIOTECHNOLOGY (5.4%)

Angiotech Pharmaceuticals, Inc.* .....................     2,250      $ 46,912
Connetics Corp.* .....................................       300         5,835
Eyetech Pharmaceuticals, Inc.* .......................     1,150        41,113
Gen-Probe, Inc.* .....................................     1,500        50,010
Human Genome Sciences, Inc.* .........................     2,800        34,160
ICOS Corp.* ..........................................     2,050        65,579
InterMune, Inc.* .....................................     1,000        14,750
Martek Biosciences Corp.* ............................       900        57,141
Neurocrine Biosciences, Inc.* ........................       725        47,582
NPS Pharmaceuticals, Inc.* ...........................     2,800        70,140
OraSure Technologies, Inc.* ..........................     3,500        29,435
OSI Pharmaceuticals, Inc.* ...........................       500        36,895
Protein Design Labs, Inc.* ...........................     3,300        80,784
Techne Corp.* ........................................     1,000        38,960
Telik, Inc.* .........................................     1,300        30,511
Trimeris, Inc.* ......................................     1,500        22,050
                                                                      --------
                                                                       671,857
                                                                      --------
HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
American Medical Systems Holdings, Inc.* .............     1,500        38,940
CTI Molecular Imaging, Inc.* .........................       900        13,527
Cytyc Corp.* .........................................     2,500        53,500
Inamed Corp.* ........................................     2,450       144,158
Kinetic Concepts, Inc.* ..............................     1,900        91,960
Merit Medical Systems, Inc.* .........................     1,467        23,047
Millipore Corp.* .....................................       750        39,322
Nektar Therapeutics* .................................     1,900        38,475
Steris Corp.* ........................................     1,700        37,672
Varian Medical Systems, Inc.* ........................       750        64,380
Wilson Greatbatch Technologies, Inc.* ................       800        27,600
Zimmer Holdings, Inc.* ...............................       775        61,884
                                                                      --------
                                                                       634,465
                                                                      --------
HEALTH CARE PROVIDERS & SERVICES (5.3%)
Accredo Health, Inc.* ................................     1,100        42,515
Amsurg Corp.* ........................................       450        10,876
Andrx Corp.* .........................................       500        11,440
Apria Healthcare Group, Inc.* ........................       300         8,652
Caremark Rx, Inc.* ...................................     1,975        66,854
Centene Corp.* .......................................       400        13,400
Express Scripts, Inc.* ...............................       900        69,606
IDX Systems Corp.* ...................................       600        19,020
LabOne, Inc.* ........................................     1,900        56,126
LifePoint Hospitals, Inc.* ...........................       400        14,304
Molina Healthcare, Inc.* .............................       200         7,132
Omnicare, Inc. .......................................     3,700       153,476
Parexel International Corp.* .........................     1,300        25,402
Pharmaceutical Product Development, Inc.* ............       400        11,828
RehabCare Group, Inc.* ...............................     1,100        22,495
Sierra Health Services, Inc.* ........................     1,300        48,295
Symbion, Inc.* .......................................       400         6,520
United Surgical Partners International, Inc. * .......       300        10,866
VCA Antech, Inc.* ....................................     1,000        40,890
VistaCare, Inc., Class A* ............................       500        12,595
                                                                      --------
                                                                       652,292
                                                                      --------
PHARMACEUTICALS (1.8%)
Alpharma, Inc., Class A ..............................     1,200        26,076
Impax Laboratories, Inc.* ............................     1,800        37,458
Medicines Co.* .......................................       900        29,439
Medicis Pharmaceutical Corp., Class A ................       500        21,460
MGI Pharma, Inc.* ....................................       900        55,638

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

Pharmaceutical Resources, Inc.* ......................       300     $   12,090
Taro Pharmaceuticals Industries Ltd.* ................     1,050         45,413
                                                                     ----------
                                                                        227,574
                                                                     ----------
   TOTAL HEALTH CARE .................................                2,186,188
                                                                     ----------
INDUSTRIALS (16.7%)
AEROSPACE & DEFENSE (0.8%)
L-3 Communications Holdings, Inc. ....................     1,000         61,740
United Defense Industries, Inc.* .....................     1,100         38,115
                                                                     ----------
                                                                         99,855
                                                                     ----------
AIR FREIGHT & LOGISTICS (1.2%)
Expeditors International of Washington, Inc. .........     1,700         68,323
Forward Air Corp.* ...................................     2,400         79,872
                                                                     ----------
                                                                        148,195
                                                                     ----------
AIRLINES (0.5%)
Southwest Airlines Co. ...............................     4,575         65,331
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES (6.9%)
CDI Corp. ............................................     1,100         35,486
Cintas Corp. .........................................     1,400         62,944
Corinthian Colleges, Inc.* ...........................     1,700         52,054
Education Management Corp.* ..........................     2,650         93,969
Herman Miller, Inc. ..................................     1,550         40,734
Kroll, Inc.* .........................................       600         17,784
Manpower, Inc. .......................................     3,300        154,770
Monster Worldwide, Inc.* .............................     2,425         62,104
NCO Group, Inc.* .....................................     1,000         22,700
PRG-Schultz International, Inc.* .....................     4,000         18,800
Resources Connection, Inc.* ..........................       900         36,279
Stericycle, Inc.* ....................................     2,375        113,573
Strayer Education, Inc. ..............................     1,065        133,093
Waste Connections, Inc.* .............................       200          8,054
                                                                     ----------
                                                                        852,344
                                                                     ----------
CONSTRUCTION & ENGINEERING (0.5%)
Dycom Industries, Inc.* ..............................     2,900         68,382
                                                                     ----------
ELECTRICAL EQUIPMENT (0.9%)
Ametek, Inc. .........................................     1,200         31,800
C&D Technology, Inc. .................................     1,400         21,700
Rockwell Automation, Inc. ............................     1,400         45,766
Roper Industries, Inc. ...............................       400         19,420
                                                                     ----------
                                                                        118,686
                                                                     ----------
MACHINERY (3.6%)
Briggs & Stratton Corp. ..............................       300         21,000
Crane Co. ............................................       700         21,567
Cuno, Inc.* ..........................................       400         17,624
Flowserve Corp.* .....................................     2,000         42,740
Idex Corp. ...........................................     1,400         66,150
Navistar International Corp.* ........................     3,850        173,827
Oshkosh Truck Corp. ..................................       800         40,960
Pentair, Inc. ........................................       600         35,754
Reliance Steel & Aluminum Co. ........................       700         23,114
                                                                     ----------
                                                                        442,736
                                                                     ----------
ROAD & RAIL (1.4%)
Knight Transportation, Inc.* .........................     1,000         25,760
Landstar System, Inc.* ...............................     1,800         80,928
Werner Enterprises, Inc. .............................     3,525         70,465
                                                                     ----------
                                                                        177,153
                                                                     ----------
TRADING COMPANIES & DISTRIBUTORS (0.9%)
Fastenal Co. .........................................       900         49,383
MSC Industrial Direct Co., Class A ...................     2,000         57,320
                                                                     ----------
                                                                        106,703
                                                                     ----------
   TOTAL INDUSTRIALS .................................                2,079,385
                                                                     ----------
INFORMATION TECHNOLOGY (32.9%)
COMMUNICATIONS EQUIPMENT (2.5%)
Adaptec, Inc.* .......................................     2,600         20,332

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

Adtran, Inc. .........................................       400      $  9,804
Advanced Fibre Communications, Inc.* .................     2,700        45,090
Avocent Corp.* .......................................     2,000        64,180
Comverse Technology, Inc.* ...........................     4,025        65,849
Juniper Networks, Inc.* ..............................     2,225        48,683
Polycom, Inc.* .......................................     2,750        52,470
                                                                      --------
                                                                       306,408
                                                                      --------
COMPUTERS & PERIPHERALS (0.7%)
Drexler Technology Corp.* ............................       400         6,064
Network Appliance, Inc.* .............................     1,650        30,723
Overland Storage, Inc.* ..............................       900        12,771
SanDisk Corp.* .......................................     1,525        35,243
                                                                      --------
                                                                        84,801
                                                                      --------
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.0%)
Amphenol Corp., Class A* .............................     2,500        79,025
CDW Corp. ............................................     1,200        74,988
Coherent, Inc.* ......................................       800        19,560
Electro Scientific Industries, Inc.* .................     2,500        51,100
Flir Systems, Inc.* ..................................     1,200        56,292
Jabil Circuit, Inc.* .................................     2,600        68,614
KEMET Corp.* .........................................     1,500        18,570
Merix Corp.* .........................................     1,300        20,215
Mettler-Toledo International, Inc.* ..................       700        31,374
National Instruments Corp. ...........................     5,050       154,328
Park Electrochemical Corp. ...........................       200         4,714
Scansource, Inc.* ....................................     1,400        77,322
Tektronix, Inc. ......................................     6,775       200,540
Thermo Electron Corp.* ...............................     1,725        50,370
Trimble Navigation Ltd.* .............................       800        20,040
Varian, Inc.* ........................................     1,700        69,768
                                                                      --------
                                                                       996,820
                                                                      --------
INTERNET SOFTWARE & SERVICES (2.2%)
aQuantive, Inc. ......................................     2,200        22,110
DoubleClick, Inc.* ...................................       800         6,456
Entrust Technologies, Inc.* ..........................     5,200        23,764
Sina Corp.* ..........................................     2,925        83,363
SkillSoft plc (ADR)* .................................     2,700        33,750
Tumbleweed Communications Corp.* .....................     2,100         7,896
ValueClick, Inc.* ....................................     1,000        10,360
VeriSign, Inc.* ......................................     3,025        48,793
WebEx Communications, Inc.* ..........................     1,200        26,928
webMethods, Inc.* ....................................       700         6,020
                                                                      --------
                                                                       269,440
                                                                      --------
IT SERVICES (3.3%)
Alliance Data Systems Corp.* .........................     1,800        62,586
BearingPoint, Inc.* ..................................     2,300        23,046
Cognizant Technology Solutions Corp.* ................     2,975       128,699
Global Payments, Inc. ................................     1,100        52,778
Iron Mountain, Inc.* .................................     2,575       117,188
Maximus, Inc.* .......................................       600        21,000
MPS Group, Inc.* .....................................       500         5,470
Pegasus Solutions, Inc.* .............................       600         6,420
                                                                      --------
                                                                       417,187
                                                                      --------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.9%)
Actel Corp.* .........................................     2,100        41,832
Advanced Energy Industries, Inc.* ....................     1,900        25,156
AMIS Holdings, Inc.* .................................     2,800        40,379
ATI Technologies, Inc.* ..............................     2,725        39,649
Cree, Inc.* ..........................................     2,650        49,157
Cymer, Inc.* .........................................       700        22,386
Exar Corp.* ..........................................     4,500        68,670
Fairchild Semiconductor
   International, Inc., Class A* .....................     2,100        40,887
Formfactor, Inc.* ....................................     2,300        40,457

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.* ....................     2,600     $   61,594
Integrated Device Technology, Inc.* ..................     2,900         39,005
International Rectifier Corp.* .......................     1,500         59,460
Intersil Corp., Class A ..............................       300          5,925
Lam Research Corp.* ..................................     2,200         48,708
Lattice Semiconductor Corp.* .........................     1,700         12,104
LTX Corp.* ...........................................       300          3,279
Maxim Integrated Products, Inc. ......................     1,250         57,487
Micrel, Inc.* ........................................     1,700         20,774
Microtune, Inc.* .....................................     3,200          9,760
Pericom Semiconductor Corp.* .........................     1,400         14,770
Semtech Corp.* .......................................     4,400         92,488
Sirf Technology Holdings, Inc.* ......................       200          3,200
Transmeta Corp.* .....................................       100            279
Varian Semiconductor Equipment Associates, Inc.* .....     3,900        126,984
Xicor, Inc.* .........................................     2,900         42,485
Zilog, Inc.* .........................................       900         10,926
                                                                     ----------
                                                                        977,801
                                                                     ----------
SOFTWARE (8.3%)
Activision, Inc.* ....................................     5,750         86,595
Adobe Systems, Inc. ..................................     1,450         59,943
Ascential Software Corp.* ............................     1,100         18,700
Aspen Technologies, Inc.* ............................     1,100          7,150
Borland Software Corp.* ..............................     1,800         14,850
Business Objects S.A. (ADR)* .........................       300          6,579
Catapult Communications Corp.* .......................       900         16,929
Cognos, Inc.* ........................................     1,700         53,601
Filenet Corp.* .......................................     1,600         43,936
Hyperion Solutions Corp.* ............................     4,125        158,317
Informatica Corp.* ...................................     5,500         39,820
Jack Henry & Associates, Inc. ........................     1,100         20,009
JDA Software Group, Inc.* ............................     1,500         19,695
Kronos, Inc.* ........................................     1,600         58,368
Lawson Software, Inc.* ...............................     3,600         25,524
Macromedia, Inc.* ....................................     4,500         92,700
Mercury Interactive Corp.* ...........................     3,000        127,650
NetIQ Corp.* .........................................     2,100         27,006
Quest Software, Inc.* ................................     3,500         39,375
Symantec Corp.* ......................................       900         40,545
Tibco Software, Inc.* ................................     7,525         56,438
Verity, Inc.* ........................................     1,200         14,880
                                                                     ----------
                                                                      1,028,610
                                                                     ----------
   TOTAL INFORMATION TECHNOLOGY ......................                4,081,067
                                                                     ----------
MATERIALS (2.4%)
CHEMICALS (2.0%)
Cabot Corp. ..........................................     1,300         43,940
FMC Corp.* ...........................................     1,100         47,179
Georgia Gulf Corp. ...................................     1,400         44,604
Headwaters, Inc.* ....................................       300          6,897
Minerals Technologies, Inc. ..........................     1,200         70,380
NOVA Chemicals Corp. .................................       800         20,400
Olin Corp. ...........................................       800         13,816
                                                                     ----------
                                                                        247,216
                                                                     ----------
CONTAINERS & PACKAGING (0.2%)
Pactiv Corp.* ........................................     1,200         27,540
                                                                     ----------
METALS & MINING (0.2%)
International Steel Group, Inc.* .....................       700         20,335
                                                                     ----------
   TOTAL MATERIALS ...................................                  295,091
                                                                     ----------
TELECOMMUNICATION SERVICES (1.8%)
WIRELESS TELECOMMUNICATION SERVICES (1.8%)
Nextel Partners, Inc., Class A* ......................     9,925        132,499

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------
NII Holdings, Inc.* ..................................       2,550   $    89,250
                                                                     -----------
   TOTAL TELECOMMUNICATION SERVICES ..................                   221,749
                                                                     -----------
TOTAL COMMON STOCKS (97.1%)
   (Cost $10,648,716) ................................                12,053,856
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                         ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.3%)
J.P. Morgan Chase Nassau
   0.53%, 5/3/04
   (Amortized Cost $167,504) .........................    $167,504       167,504
                                                                     -----------
TOTAL INVESTMENTS (98.4%)
   (Cost/Amortized Cost $10,816,220) .................                12,221,360
OTHER ASSETS LESS LIABILITIES (1.6%) .................                   197,968
                                                                     -----------
NET ASSETS (100%) ....................................               $12,419,328
                                                                     ===========

----------
* Non-income producing.

Glossary:
ADR-- American Depositary Receipt
REIT-- Real Estate Investment Trust
--------------------------------------------------------------------------------

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..................   $ 6,012,524

NET PROCEEDS OF SALES AND REDEMPTIONS:

Stocks and long-term corporate debt securities ..................     5,839,262

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $ 1,813,031
Aggregate gross unrealized depreciation .........................      (407,891)
                                                                    -----------
Net unrealized appreciation .....................................   $ 1,405,140
                                                                    ===========
Federal income tax cost of investments ..........................   $10,816,220
                                                                    ===========

For the six months ended April 30, 2004, the Fund incurred approximately $14 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $2,916,492 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS:
CONSUMER DISCRETIONARY (16.7%)
AUTO COMPONENTS (1.2%)

BorgWarner, Inc. .....................................       900     $   73,746
Compagnie Generale des Etablissements Michelin,
   Class B (Registered) ..............................     1,800         84,239
Cooper Tire & Rubber Co. .............................     1,400         29,946
Edelbrock Corp. ......................................       200          2,962
R&B, Inc.*  ..........................................       100          1,877
Standard Motor Products, Inc. ........................       300          4,380
                                                                     ----------
                                                                        197,150
                                                                     ----------
AUTOMOBILES (0.0%)
Coachmen Industries, Inc. ............................       100          1,593
                                                                     ----------
DISTRIBUTORS (0.0%)
Handleman Co. ........................................       200          4,502
                                                                     ----------
HOTELS, RESTAURANTS & LEISURE (3.2%)
Bally Total Fitness Holding Corp.*  ..................     6,800         28,016
Bob Evans Farms, Inc. ................................       800         24,528
Carnival Corp. .......................................     1,750         74,673
CBRL Group, Inc. .....................................     2,400         90,120
Checkers Drive-In Restaurant, Inc.* ..................       100          1,056
CKE Restaurants, Inc.*  ..............................       600          6,300
Darden Restaurants, Inc. .............................     5,650        128,029
Famous Dave's of America, Inc.* ......................       400          3,140
Landry's Restaurants, Inc. ...........................       700         23,436
Luby's, Inc.* ........................................       400          1,992
Nathan's Famous, Inc.*  ..............................       200          1,140
Navigant International, Inc.* ........................       200          3,746
Penn National Gaming, Inc.* ..........................     1,500         44,235
Prime Hospitality Corp.*  ............................     1,200         12,060
Rubio's Restaurants, Inc.*  ..........................       300          2,460
Sands Regent* ........................................       200          1,438
Starwood Hotels & Resorts Worldwide, Inc. ............     1,300         51,727
Westcoast Hospitality Corp.*  ........................       200          1,330
                                                                     ----------
                                                                        499,426
                                                                     ----------
HOUSEHOLD DURABLES (3.0%)
American Greetings Corp., Class A* ...................       800         16,400
Basset Furniture Industries, Inc. ....................       400          7,176
Beazer Homes USA, Inc. ...............................       200         19,690
Brookfield Homes Corp. ...............................       500         16,165
Cobra Electronics Corp.*  ............................       300          2,475
CSS Industries, Inc. .................................       300         10,140
D.R. Horton, Inc. ....................................       300          8,640
Dominion Homes, Inc.* ................................       400         11,532
Enesco Group, Inc.* ..................................       400          5,188
Flexsteel Industries, Inc. ...........................       300          6,537
KB Home ..............................................       500         34,465
Leggett & Platt, Inc. ................................     3,950         89,270
Maytag Corp. .........................................     3,050         85,095
MDC Holdings, Inc. ...................................       604         37,321
Ryland Group, Inc. ...................................       400         31,580
Technical Olympic USA, Inc.*  ........................       200          6,550
Toll Brothers, Inc.*  ................................       300         11,871
Yankee Candle Co., Inc.*  ............................     2,800         75,824
                                                                     ----------
                                                                        475,919
                                                                     ----------
INTERNET & CATALOG RETAIL (0.2%)
Insight Enterprises, Inc.*  ..........................     1,000         16,740
Priceline.com, Inc.*  ................................       500         12,115
                                                                     ----------
                                                                         28,855
                                                                     ----------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick Corp. ......................................     1,900         78,109
GameTech International, Inc. .........................       400          1,584

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

Variflex, Inc.* ......................................       200     $    1,302
                                                                     ----------
                                                                         80,995
                                                                     ----------
MEDIA (1.4%)
Interpublic Group of Cos., Inc.*  ....................     7,450        116,890
Media General, Inc., Class A .........................       200         14,376
Point.360*  ..........................................       200            800
UnitedGlobalCom, Inc., Class A* ......................    12,818         95,879
                                                                     ----------
                                                                        227,945
                                                                     ----------
MULTILINE RETAIL (1.2%)
J.C. Penney Co., Inc. ................................     5,050        170,993
Retail Ventures, Inc.*  ..............................       400          3,028
ShopKo Stores, Inc.*  ................................       900         11,934
                                                                     ----------
                                                                        185,955
                                                                     ----------
SPECIALTY RETAIL (4.5%)
American Eagle Outfitters, Inc.*  ....................     5,500        141,295
Boise Cascade Corp. ..................................       600         20,238
Borders Group, Inc. ..................................     1,800         43,146
Charming Shoppes, Inc.* ..............................     2,920         20,615
Circuit City Stores, Inc. ............................       200          2,336
Electronics Boutique Holdings Corp.* .................       200          5,410
Foot Locker, Inc. ....................................     6,900        165,600
Hastings Entertainment, Inc.* ........................       300          1,980
Linens 'N Things, Inc.* ..............................       100          3,244
Office Depot, Inc.* ..................................     3,500         61,285
Rent-A-Center, Inc.*  ................................       800         23,416
Ross Stores, Inc. ....................................     1,800         54,900
Rush Enterprises, Inc., Class B*  ....................       400          5,304
Steiner Leisure Ltd.* ................................       200          4,066
Talbots, Inc. ........................................     3,100        108,345
Trans World Entertainment Corp.*  ....................       200          2,076
Zale Corp.* ..........................................     1,000         55,920
                                                                     ----------
                                                                        719,176
                                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Hallwood Group, Inc.* ................................       200          7,200
Jones Apparel Group, Inc. ............................     3,485        127,551
Kellwood Co. .........................................       200          7,890
Phillips-Van Heusen Corp. ............................     1,000         18,070
Tommy Hilfiger Corp.* ................................     2,200         34,320
V.F. Corp. ...........................................       800         36,928
Vans, Inc.* ..........................................       200          4,060
                                                                     ----------
                                                                        236,019
                                                                     ----------
   TOTAL CONSUMER DISCRETIONARY ......................                2,657,535
                                                                     ----------
CONSUMER STAPLES (3.0%)
BEVERAGES (0.4%)
Constellation Brands, Inc.* ..........................       700         23,191
PepsiAmericas, Inc. ..................................     1,900         38,057
Todhunter International, Inc.*  ......................       200          2,800
                                                                     ----------
                                                                         64,048
                                                                     ----------
FOOD & STAPLES RETAILING (0.3%)
Ruddick Corp. ........................................     1,100         22,440
Village Super Market, Inc., Class A ..................       200          6,364
Weis Markets, Inc. ...................................       500         17,550
                                                                     ----------
                                                                         46,354
                                                                     ----------
FOOD PRODUCTS (2.2%)
Bunge Ltd. ...........................................     3,200        118,560
Cal-Maine Foods, Inc. ................................       600          6,624
Central Garden & Pet Co.* ............................       500         19,255
Chiquita Brands International, Inc.* .................     1,000         18,010
Dean Foods Co.* ......................................     2,100         70,518
Flowers Foods, Inc. ..................................     1,350         33,061
Ralcorp Holdings, Inc.* ..............................     1,000         34,810
Smithfield Foods, Inc.* ..............................     1,400         37,240
Tyson Foods, Inc., Class A ...........................       500          9,370
                                                                     ----------
                                                                        347,448
                                                                     ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)

DSG International, Ltd.*  ............................       300     $    1,275
Elizabeth Arden, Inc.*  ..............................       500         10,950
Weider Nutrition International,
   Inc.*  ............................................       700          3,150
                                                                     ----------
                                                                         15,375
                                                                     ----------
   TOTAL CONSUMER STAPLES ............................                  473,225
                                                                     ----------
ENERGY (8.1%)
ENERGY EQUIPMENT & SERVICES (3.5%)
Cal Dive International, Inc.* ........................     2,600         70,304
Cooper Cameron Corp.* ................................     2,900        140,215
Dawson Geophysical Co.* ..............................       200          2,872
ENSCO International, Inc. ............................     1,650         45,160
IHC Caland N.V .......................................     2,052         96,647
Lufkin Industries, Inc. ..............................       300          9,510
Oil States International, Inc.* ......................       500          6,770
Pride International, Inc.*  ..........................     2,400         40,488
Transocean, Inc.* ....................................     5,350        148,569
Veritas DGC, Inc.*  ..................................       300          6,129
                                                                     ----------
                                                                        566,664
                                                                     ----------
OIL & GAS (4.6%)
Ashland, Inc. ........................................     1,600         76,640
Barnwell Industries, Inc. ............................       200          8,650
Chesapeake Energy Corp. ..............................     3,600         49,500
Clayton Williams Energy, Inc.*  ......................       300          9,453
Devon Energy Corp. ...................................     1,800        110,160
Dominion Resources Black Warrior Trust ...............       300          8,490
Edge Petroleum Corp.* ................................       100          1,455
EOG Resources, Inc. ..................................     1,500         73,875
Frontline Ltd. .......................................     2,000         50,900
General Maritime Corp.* ..............................       700         14,063
KCS Energy, Inc.* ....................................       900         10,818
Overseas Shipholding Group, Inc. .....................       600         19,662
Patina Oil & Gas Corp. ...............................     1,600         44,480
Sunoco, Inc. .........................................     1,400         88,060
Teekay Shipping Corp. ................................       900         54,720
TEL Offshore Trust ...................................       200          1,228
Unocal Corp. .........................................     1,300         46,852
XTO Energy, Inc. .....................................     2,091         55,830
                                                                     ----------
                                                                        724,836
                                                                     ----------
   TOTAL ENERGY ......................................                1,291,500
                                                                     ----------
FINANCIALS (18.6%)
CAPITAL MARKETS (1.0%)
A.G. Edwards, Inc. ...................................       600         21,954
Maxcor Financial Group ...............................       300          3,363
Mellon Financial Corp. ...............................     3,150         93,366
Piper Jaffray Cos.* ..................................       690         33,410
                                                                     ----------
                                                                        152,093
                                                                     ----------
COMMERCIAL BANKS (5.4%)
1st Source Corp. .....................................        79          1,947
Amcore Financial, Inc. ...............................       400         11,336
AmeriServ Financial, Inc.*  ..........................       400          2,428
Banknorth Group, Inc. ................................     3,350        102,610
Cascade Financial Corp. ..............................       375          6,600
City National Corp. ..................................       500         30,825
Colonial Bancgroup, Inc. .............................     3,900         67,197
Comerica, Inc. .......................................       800         41,304
Community West Bancshares ............................       200          1,680
Cowlitz Bancorp*  ....................................       300          2,973
Desert Community Bank ................................       220          5,419
ECB Bancorp, Inc. ....................................       200          5,700
First Charter Corp. ..................................       230          4,750
First Citizens BankShares, Inc., Class A .............       200         24,502
Hancock Holding Co. ..................................       900         25,119

                                                         NUMBER OF      VALUE
                                                           SHARES      (NOTE 1)
-------------------------------------------------------------------------------
HF Financial Corp. ...................................       220       $  3,355
Hibernia Corp., Class A ..............................     6,300        137,277
International Bancshares Corp. .......................       900         47,970
Intervest Bancshares Corp.* ..........................       200          3,182
Irwin Financial Corp. ................................       400          9,460
Long Island Financial Corp. ..........................       200          7,800
North Fork Bancorp, Inc. .............................     3,100        115,072
Peoples Banctrust Co., Inc. ..........................       200          3,130
Security National Financial Corp., Class A* ..........       200          1,252
Team Financial, Inc. .................................       200          2,386
UMB Financial Corp. ..................................       200         10,042
UnionBanCal Corp. ....................................     1,800         96,174
United Bancshares, Inc. ..............................       200          3,214
Westcorp .............................................       500         22,050
Zions Bancorp ........................................     1,000         56,520
                                                                     ----------
                                                                        853,274
                                                                     ----------
CONSUMER FINANCE (0.1%)
Advanta Corp., Class A ...............................       500          8,060
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
Apollo Investment Corp.*  ............................     2,300         31,625
CIT Group, Inc. ......................................     2,800         96,236
                                                                     ----------
                                                                        127,861
                                                                     ----------
INSURANCE (6.1%)
Ambac Financial Group, Inc. ..........................     1,700        117,300
American Financial Group, Inc. .......................     1,400         42,980
AmerUs Group Co. .....................................     1,200         46,320
Assurant, Inc.* ......................................     2,350         57,246
Ceres Group, Inc.*  ..................................       800          5,480
Commerce Group, Inc. .................................       700         32,305
Conseco, Inc.*  ......................................       950         18,810
Endurance Specialty Holdings Ltd. ....................     2,200         73,832
FBL Financial Group, Inc., Class A ...................       400         10,652
First American Corp. .................................     1,800         48,816
Gallagher (Arthur J.) & Co. ..........................       200          6,446
Great American Financial Resources, Inc. .............       100          1,595
Independence Holding Co. .............................       300         10,800
IPC Holdings Ltd. ....................................       900         33,120
Max Reinsurance Capital Ltd. .........................       900         19,800
National Western Life Insurance Co., Class A* ........       100         14,530
Old Republic International Corp. .....................     3,600         83,592
Platinum Underwriters Holdings Ltd. ..................     1,800         57,564
Reinsurance Group of America, Inc. ...................     3,600        139,752
Renaissance Reinsurance Holdings Ltd. ................     2,300        121,187
Selective Insurance Group, Inc. ......................       700         25,032
UICI* ................................................       200          3,462
                                                                     ----------
                                                                        970,621
                                                                     ----------
REAL ESTATE (2.5%)
Bluegreen Corp.* .....................................       500          6,380
Brandywine Realty Trust (REIT) .......................       900         22,806
Capital Trust, Inc./NY, Class A (REIT) ...............       200          4,506
CBL & Associates Properties, Inc. (REIT) .............       800         40,200
Crescent Real Estate EQT Co. (REIT) ..................     1,300         20,111
Hanover Capital Mortgage Holdings, Inc. (REIT) .......       300          3,675
Hospitality Properties Trust (REIT) ..................     1,100         42,988
HRPT Properties Trust (REIT) .........................     4,300         41,065
ILX Resorts, Inc. ....................................       200          2,022
iStar Financial, Inc. (REIT) .........................     1,500         53,310
Keystone Property Trust (REIT) .......................       800         16,272

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Koger Equity, Inc. (REIT).............................       800     $   16,760
LTC Properties, Inc. (REIT)...........................       500          7,780
Mission West Properties, Inc. (REIT)..................       500          5,905
National Health Investors, Inc. (REIT)................     1,300         31,161
National Health Realty, Inc. (REIT)...................       100          1,630
OMEGA Healthcare Investors, Inc. (REIT)...............       600          5,550
One Liberty Properties, Inc. (REIT)...................       200          3,680
PMC Commercial Trust (REIT)...........................       300          4,080
Prologis Trust (REIT).................................     1,000         29,420
SL Green Realty Corp. (REIT)..........................       200          8,160
Trizec Properties, Inc. (REIT)........................     2,400         34,368
                                                                     ----------
                                                                        401,829
                                                                     ----------
THRIFTS & MORTGAGE FINANCE (2.7%)
American Residential Investment Trust*................       300          2,562
Bankunited Financial Corp.*...........................       900         23,787
Capital Crossing Bank*................................       200          9,740
Countrywide Financial Corp............................       924         54,793
Doral Financial Corp..................................     1,500         49,185
FFW Corp..............................................       200          4,400
First Federal Bancorp, Inc./Ohio......................       200          1,740
First Place Financial Corp./Ohio......................       400          6,640
Fog Cutter Capital Group, Inc.........................       300          1,560
FSF Financial Corp....................................       200          5,682
Independence Community Bank Corp......................     1,500         54,645
Northeast Bancorp.....................................       200          3,890
Park Bancorp, Inc.....................................       200          6,100
R & G Financial Corp., Class B........................       750         23,212
Radian Group, Inc.....................................     1,600         74,416
Seacoast Financial Services Corp......................       600         19,404
Sterling Financial Corp./WA*..........................       154          5,084
W Holding Co., Inc....................................       100          1,704
Washington Federal, Inc...............................     2,380         55,597
Webster Financial Corp................................       500         21,750
Wells Financial Corp..................................       200          5,200
                                                                     ----------
                                                                        431,091
                                                                     ----------
   TOTAL FINANCIALS...................................                2,944,829
                                                                     ----------
HEALTH CARE (9.3%)
BIOTECHNOLOGY (1.4%)
Charles River Laboratories International, Inc.*.......     3,050        140,300
Invitrogen Corp.*.....................................       865         62,479
Kendle International, Inc.*...........................       400          3,296
Serologicals Corp.*...................................       400          7,408
                                                                     ----------
                                                                        213,483
                                                                     ----------
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Alaris Medical Systems, Inc.*.........................       500          9,710
Align Technology, Inc.*...............................       600         10,392
Apogent Technologies, Inc.*...........................       550         17,831
Bausch & Lomb, Inc....................................     1,200         75,396
Beckman Coulter, Inc..................................     1,750         97,720
Conmed Corp.*.........................................       100          2,468
Dentsply International, Inc...........................     1,300         62,998
Edwards Lifesciences Corp.*...........................     3,000        103,380
Hillenbrand Industries, Inc...........................       800         54,000
Invacare Corp.........................................       900         35,847
Mine Safety Appliances Co.............................     1,200         32,520
Nutraceutical International Corp.*....................       100          2,325
Sola International, Inc.*.............................       400          8,208
Span-America Medical Systems, Inc.....................       200          2,460
West Pharmaceutical Services, Inc.....................       400         15,520
                                                                     ----------
                                                                        530,775
                                                                     ----------

--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.1%)

AmerisourceBergen Corp................................     1,000     $   57,890
Carriage Services, Inc.*..............................       200            990
Coventry Health Care, Inc.*...........................       300         12,552
Health Management Associates, Inc., Class A...........     2,900         67,077
Health Net, Inc.*.....................................     7,450        189,528
Horizon Health Corp.*.................................       300          6,936
Humana, Inc.*.........................................     3,300         53,757
Kindred Healthcare, Inc.*.............................       400         19,592
Medcath Corp.*........................................       500          7,600
NWH, Inc..............................................       100          1,890
Omnicare, Inc.........................................     1,600         66,368
Oxford Health Plans, Inc..............................       600         32,664
PacifiCare Health Systems, Inc.*......................       200          7,152
Parexel International Corp.*..........................       600         11,724
Quest Diagnostics, Inc................................     1,350        113,872
Ventiv Health, Inc.*..................................       450          6,332
                                                                     ----------
                                                                        655,924
                                                                     ----------
PHARMACEUTICALS (0.5%)
Biovail Corp.*........................................     3,000         57,000
First Horizon Pharmaceutical Corp.*...................       200          3,102
Polydex Pharmaceuticals Ltd.*.........................       200          1,380
Valeant Pharmaceuticals International.................       500         11,550
                                                                     ----------
                                                                         73,032
                                                                     ----------
   TOTAL HEALTH CARE..................................                1,473,214
                                                                     ----------
INDUSTRIALS (13.6%)
AEROSPACE & DEFENSE (2.1%)
Alliant Techsystems, Inc.*............................     1,800        106,722
Armor Holdings, Inc.*.................................       700         23,128
Aviall, Inc.*.........................................       600          9,930
Bombardier, Inc., Class B.............................    13,123         57,635
Esterline Technologies Corp.*.........................       700         17,325
Orbital Sciences Corp.*...............................       200          2,576
Precision Castparts Corp..............................       800         36,008
United Defense Industries, Inc.*......................     2,200         76,230
                                                                     ----------
                                                                        329,554
                                                                     ----------
AIR FREIGHT & LOGISTICS (1.0%)
CNF, Inc..............................................     2,300         84,088
Ryder System, Inc.....................................     2,100         77,259
                                                                     ----------
                                                                        161,347
                                                                     ----------
AIRLINES (1.0%)
Continental Airlines, Inc., Class B*..................     1,800         19,188
ExpressJet Holdings, Inc.*............................     2,500         31,800
Southwest Airlines Co.................................     6,950         99,246
                                                                     ----------
                                                                        150,234
                                                                     ----------
BUILDING PRODUCTS (1.6%)
International Aluminum Corp...........................       200          6,046
Lennox International, Inc.............................     1,200         20,052
Universal Forest Products, Inc........................       600         16,254
York International Corp...............................     5,500        215,600
                                                                     ----------
                                                                        257,952
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES (2.0%)
Ablest, Inc.*.........................................       200          1,560
American Ecology Corp.*...............................       500          5,100
Amrep Corp.*..........................................       300          5,193
AT Cross Co., Class A*................................       400          2,352
Bowne & Co., Inc......................................       900         15,237
CDI Corp..............................................       200          6,452
Central Parking Corp..................................       600         11,454
Century Business Services, Inc.*......................     1,300          5,369
Consolidated Graphics, Inc.*..........................       200          7,464
CPI Corp..............................................       300          4,602
Dun & Bradstreet Corp.*...............................       200         10,450

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Ecology And Environment, Inc..........................       200     $    2,108
Electro Rent Corp.*...................................       200          2,034
Layne Christensen Co.*................................       400          5,588
Mac-Gray Corp.*.......................................       400          2,656
NCO Group, Inc.*......................................       600         13,620
RCM Technologies, Inc.*...............................       300          1,611
Republic Services, Inc................................     3,700        106,634
SOURCECORP, Inc.*.....................................       200          5,138
United Rentals, Inc.*.................................     2,600         44,720
United Stationers, Inc.*..............................     1,600         60,800
Waste Industries USA, Inc.............................       400          4,304
                                                                     ----------
                                                                        324,446
                                                                     ----------
CONSTRUCTION & ENGINEERING (0.8%)
EMCOR Group, Inc.*....................................     3,100        126,790
                                                                     ----------
ELECTRICAL EQUIPMENT (0.8%)
Acuity Brands, Inc....................................     1,200         29,364
Ametek, Inc...........................................     2,400         63,600
Channell Commercial Corp.*............................       300          1,224
Espey Manufacturing & Electronics Corp................       200          5,230
Genlyte Group, Inc.*..................................       500         28,660
SL Industries, Inc.*..................................       200          1,930
                                                                     ----------
                                                                        130,008
                                                                     ----------
INDUSTRIAL CONGLOMERATES (0.5%)
Alleghany Corp.*......................................       200         52,492
Standex International Corp............................       500         13,450
United Capital Corp...................................       400          8,000
                                                                     ----------
                                                                         73,942
                                                                     ----------
MACHINERY (2.0%)
Crane Co..............................................       400         12,324
Cummins, Inc..........................................       400         23,924
Dover Corp............................................     1,700         68,051
Harsco Corp...........................................       100          4,353
Kennametal, Inc.......................................       300         12,948
Key Technology, Inc.*.................................       200          2,807
Middleby Corp.........................................       300         15,195
Oshkosh Truck Corp....................................       300         15,360
Pall Corp.............................................     4,050         96,309
SPX Corp..............................................       400         17,740
Tecumseh Products Co., Class B........................       100          3,762
Terex Corp.*..........................................       600         19,710
Timken Co.............................................     1,100         24,266
Twin Disc, Inc........................................       200          4,338
                                                                     ----------
                                                                        321,087
                                                                     ----------
ROAD & RAIL (0.5%)
CSX Corp..............................................     1,700         52,292
USF Corp..............................................       900         29,925
                                                                     ----------
                                                                         82,217
                                                                     ----------
TRADING COMPANIES & DISTRIBUTORS (1.3%)
Grainger (W.W.), Inc..................................     2,600        136,240
Hughes Supply, Inc....................................     1,100         61,479
                                                                     ----------
                                                                        197,719
                                                                     ----------
   TOTAL INDUSTRIALS..................................                2,155,296
                                                                     ----------
INFORMATION TECHNOLOGY (19.0%)
COMMUNICATIONS EQUIPMENT (0.3%)
Andrew Corp.*.........................................       200          3,390
Avaya, Inc.*..........................................     3,200         43,776
Digi International, Inc.*.............................       200          1,944
EFJ, Inc.*............................................       500          3,080
                                                                     ----------
                                                                         52,190
                                                                     ----------
COMPUTERS & PERIPHERALS (1.2%)
Astro-Med, Inc........................................       220          2,581
Maxtor Corp.*.........................................    11,950         77,795
Printronix, Inc.*.....................................       300          4,149
SanDisk Corp.*........................................       600         13,866

                                                         NUMBER OF      VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Seagate Technology*...................................     6,000     $   75,060
Storage Technology Corp.*.............................       300          7,881
Unova, Inc.*..........................................       500          8,750
                                                                     ----------
                                                                        190,082
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.1%)
Anixter International, Inc.*..........................     3,750        109,875
Arrow Electronics, Inc.*..............................    10,250        259,120
Bonso Electronic International, Inc.*.................       200          1,330
Celestica, Inc.*......................................     7,550        132,729
CellStar Corp.*.......................................       510          3,555
Lowrance Electronics, Inc.*...........................       200          4,250
MTS Systems Corp......................................       200          4,710
O.I. Corp.*...........................................       200          1,616
Perceptron, Inc.*.....................................       300          2,061
PerkinElmer, Inc......................................     5,750        110,687
Rofin-Sinar Technologies, Inc.*.......................       200          4,634
Sypris Solutions, Inc.................................       300          5,748
Tech Data Corp.*......................................     1,500         51,000
Tektronix, Inc........................................     3,800        112,480
Thermo Electron Corp.*................................     3,850        112,420
Varian, Inc.*.........................................     2,350         96,444
Vishay Intertechnology, Inc.*.........................    15,450        268,830
                                                                     ----------
                                                                      1,281,489
                                                                     ----------
INTERNET SOFTWARE & SERVICES (0.2%)
Ask Jeeves, Inc.*.....................................       700         24,829
Insweb Corp.*.........................................       200            930
Modem Media, Inc.*....................................       800          4,144
SonicWALL, Inc.*......................................       200          1,432
                                                                     ----------
                                                                         31,335
                                                                     ----------
IT SERVICES (1.6%)
BearingPoint, Inc.*...................................     8,600         86,172
Ciber, Inc.*..........................................     1,000          8,750
Covansys Corp.*.......................................       500          6,990
EdgewaterTechnology, Inc.*............................       300          1,854
MPS Group, Inc.*......................................     2,700         29,538
SYKES Enterprises, Inc.*..............................       800          4,376
Unisys Corp.*.........................................     8,750        114,013
                                                                     ----------
                                                                        251,693
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Agere Systems, Inc., Class A*.........................    42,450         95,937
Axcelis Technologies, Inc.*...........................     8,300         87,233
Cypress Semiconductor Corp.*..........................       800         11,176
Fairchild Semiconductor International, Inc.,
   Class A*...........................................     7,500        146,025
Lam Research Corp.*...................................     1,700         37,638
LSI Logic Corp.*......................................    10,050         74,772
National Semiconductor Corp.*.........................     1,250         50,987
Novellus Systems, Inc.*...............................     2,400         69,504
ON Semiconductor Corp.*...............................       900          4,347
Semitool, Inc.*.......................................       500          5,495
Teradyne, Inc.*.......................................     9,850        200,743
                                                                     ----------
                                                                        783,857
                                                                     ----------
SOFTWARE (2.7%)
Activision, Inc.*.....................................       300          4,518
InterVoice, Inc.*.....................................       600          7,470
Mentor Graphics Corp.*................................     1,000         16,590
Netmanage, Inc.*......................................       100            898
Network Associates, Inc.*.............................     8,050        126,224
Reader's Digest Association, Inc. (Non-Voting)........     6,300         90,279
Reynolds & Reynolds Co................................     3,650        104,244
Sybase, Inc.*.........................................     3,300         56,430
THQ, Inc.*............................................       300          5,562

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Transaction Systems Architechs, ......................       400     $    8,492
   Inc., Class A*
                                                                     ----------
                                                                        420,707
                                                                     ----------
   TOTAL INFORMATION TECHNOLOGY ......................                3,011,353
                                                                     ----------
MATERIALS (6.8%)
CHEMICALS (2.2%)
Arch Chemicals, Inc. .................................       700         20,447
Engelhard Corp. ......................................     3,200         92,928
IMC Global, Inc. .....................................     8,500        106,845
Octel Corp. ..........................................       400          9,320
Rohm & Haas Co. ......................................     1,300         50,414
RPM International, Inc. ..............................     2,600         39,208
Schulman (A.), Inc. ..................................     1,000         20,000
Terra Industries, Inc.* ..............................     2,100         10,878
                                                                     ----------
                                                                        350,040
                                                                     ----------
CONSTRUCTION MATERIALS (1.2%)
Continental Materials Corp.* .........................       200          5,780
Lafarge North America, Inc. ..........................       100          4,425
Martin Marietta Materials, Inc. ......................     1,400         60,550
Rinker Group Ltd. ....................................    23,255        119,579
                                                                     ----------
                                                                        190,334
                                                                     ----------
CONTAINERS & PACKAGING (1.3%)
Pactiv Corp.* ........................................     4,800        110,160
Smurfit-Stone Container Corp.* .......................     5,100         87,669
                                                                     ----------
                                                                        197,829
                                                                     ----------
METALS & MINING (1.6%)
Cleveland-Cliffs, Inc.* ..............................       100          4,738
GrafTech International Ltd.* .........................     7,500         66,525
Grupo IMSA S.A. de C.V. (ADR)* .......................     1,600         28,640
Inco Ltd.* ...........................................     1,200         34,500
Metal Management, Inc.* ..............................       600          8,700
Niagara Corp. (Del)* .................................       300          1,155
Northwest Pipe Co.* ..................................       100          1,510
Peabody Energy Corp. .................................     1,600         75,024
Ryerson Tull, Inc. ...................................       600          7,044
Southern Peru Copper Corp. ...........................       800         23,224
Steel Dynamics, Inc.* ................................       400          9,628
                                                                     ----------
                                                                        260,688
                                                                     ----------
PAPER & FOREST PRODUCTS (0.5%)
Louisiana-Pacific Corp. ..............................     2,900         68,411
Wausau-Mosinee Paper Corp. ...........................       600          8,418
                                                                     ----------
                                                                         76,829
                                                                     ----------
   TOTAL MATERIALS ...................................                1,075,720
                                                                     ----------
TELECOMMUNICATION SERVICES (0.6%)
WIRELESS TELECOMMUNICATION SERVICES (0.6%)
EMS Technologies, Inc.* ..............................       335          5,899
Price Communications Corp.* ..........................       800         12,656
Telephone & Data Systems, Inc. .......................     1,000         65,960
U.S. Cellular Corp.* .................................       100          3,427
Western Wireless Corp., Class A* .....................       600         12,492
                                                                     ----------
   TOTAL TELECOMMUNICATION SERVICES ..................                  100,434
                                                                     ----------
UTILITIES (2.6%)
ELECTRIC UTILITIES (2.0%)
Alliant Energy Corp. .................................     2,200         54,692
Central Vermont Public Service Corp. .................       400          8,060

                                                         NUMBER OF      VALUE
                                                           SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Cinergy Corp. ........................................     1,000     $    37,940
Duquesne Light Holdings, Inc. ........................     2,000          37,540
OGE Energy Corp. .....................................       200           4,810
PNM Resources Inc. ...................................       500          14,590
PPL Corp. ............................................     1,300          55,705
TXU Corp. ............................................     3,100         105,834
                                                                     -----------
                                                                         319,171
                                                                     -----------
GAS UTILITIES (0.4%)
South Jersey Industries, Inc. ........................       200           8,248
UGI Corp. ............................................     1,600          50,400
                                                                     -----------
                                                                          58,648
                                                                     -----------
MULTI-UTILITIES & UNREGULATED POWER (0.2%)
Avista Corp. .........................................       200           3,380
Westar Energy, Inc. ..................................     1,300          26,533
                                                                     -----------
                                                                          29,913
                                                                     -----------
WATER UTILITIES (0.0%)
SJW Corp. ............................................       300          10,395
                                                                     -----------
   TOTAL UTILITIES ...................................                   418,127
                                                                     -----------
TOTAL COMMON STOCKS (98.3%)
   (Cost $12,936,438) ................................                15,601,233
                                                                     -----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (2.3%)
J.P. Morgan Chase Nassau 0.53%, 5/3/04
   (Amortized Cost $359,489) .........................    $359,489       359,489
                                                                     -----------
TOTAL INVESTMENTS (100.6%)
   (Cost/Amortized Cost $13,295,927) .................                15,960,722
OTHER ASSETS LESS LIABILITIES
    (-0.6%) ..........................................                   (86,241)
                                                                     -----------
NET ASSETS (100%) ....................................               $15,874,481
                                                                     ===========

----------
*    Non-income producing.

     Glossary:
     ADR-- American Depositary Receipt
     REIT-- Real Estate Investment Trust

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..................   $  5,235,353
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..................      5,589,457

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $ 3,005,442
Aggregate gross unrealized depreciation .........................      (340,647)
                                                                    -----------
Net unrealized appreciation .....................................   $ 2,664,795
                                                                    ===========
Federal income tax cost of investments ..........................   $13,295,927
                                                                    ===========

The Fund has a net capital loss carryforward of $2,391,857 of which $2,252,820 expires in the year 2010 and $139,037 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (2.6%)
Australia & New Zealand Banking
   Group Ltd. ........................................     1,400      $  18,776
BlueScope Steel Ltd. .................................     3,200         13,589
James Hardie Industries Ltd. .........................     1,969          9,527
National Australia Bank Ltd. .........................     1,253         26,668
News Corp., Ltd. .....................................     3,273         30,185
News Corp., Ltd. (ADR)  ..............................     4,535        165,800
Qantas Airways Ltd. ..................................     7,900         19,113
Westpac Banking Corp. ................................     2,293         28,930
                                                                      ---------
   TOTAL AUSTRALIA ...................................                  312,588
                                                                      ---------
AUSTRIA (1.0%)
Erste Bank der Oesterreichischen Sparkassen AG .......       553         82,764
OMV AG ...............................................       200         36,562
                                                                      ---------
   TOTAL AUSTRIA .....................................                  119,326
                                                                      ---------
BELGIUM (0.8%)
Agfa Gevaert N.V. ....................................     1,200         27,274
Delhaize Group .......................................       500         24,275
KBC Bancassurance Holdings ...........................       700         39,346
                                                                      ---------
   TOTAL BELGIUM .....................................                   90,895
                                                                      ---------
BERMUDA (0.7%)
Tyco International Ltd. ..............................     3,057         83,915
                                                                      ---------
BRAZIL (0.7%)
Cia Vale do Rio Doce (ADR)  ..........................       845         38,447

Uniao de Bancos Brasileiros
   S.A. (GDR) ........................................     2,551         50,000
   TOTAL BRAZIL ......................................                ---------
                                                                         88,447
CANADA (1.4%)                                                         ---------
Bank of Nova Scotia ..................................     3,200         81,789
Canadian National Railway Co. ........................       500         18,797
Magna International, Inc., Class A ...................       405         32,038
Royal Bank of Canada .................................       747         33,106
                                                                      ---------
   TOTAL CANADA ......................................                  165,730
                                                                      ---------
DENMARK (0.2%)
Danske Bank A/S ......................................       900         20,225
                                                                      ---------
FINLAND (0.6%)
Nokia OYJ ............................................     5,249         73,871
                                                                      ---------
FRANCE (8.1%)
Assurances Generales de France .......................     1,500         91,614
Aventis S.A.* ........................................     1,985        151,218
BNP Paribas S.A ......................................     2,039        122,457
Credit Agricole S.A ..................................       872         21,512
France Telecom S.A.*  ................................     3,477         83,903
JC Decaux S.A.* ......................................     2,332         48,921
Lafarge S.A ..........................................       377         31,409
Lafarge S.A.(S) ......................................        80          6,665
Renault S.A ..........................................     1,097         81,861
Societe Generale* ....................................       800         66,651
Total S.A ............................................     1,405        259,879
                                                                      ---------
   TOTAL FRANCE ......................................                  966,090
                                                                      ---------
GERMANY (5.9%)
Altana AG ............................................       200         12,731
AMB Generali Holding AG ..............................       500         36,562
Bayer AG .............................................     1,092         29,584
Bayerische Motoren Werke
   (BMW) AG ..........................................     3,006        129,183
Continental AG .......................................     1,300         56,179
Deutsche Bank AG (Registered) ........................       549         45,081
E.On AG ..............................................     1,971        130,659

                                                         NUMBER OF      VALUE
                                                          SHARES      (NOTE 1)
-------------------------------------------------------------------------------

Hannover Rueckversicherungs
   AG (Registered)  ..................................        600      $ 20,628
HeidelbergCement AG*  ................................        937        42,570
MAN AG ...............................................        900        32,960
Merck KGaA ...........................................        400        21,386
SAP AG ...............................................        543        83,058
Siemens AG ...........................................        600        43,083
Volkswagen AG ........................................        600        26,411
                                                                       --------
   TOTAL GERMANY .....................................                  710,075
                                                                       --------
HONG KONG (3.8%)
ASM Pacific Technology ...............................      9,500        39,341
Cathay Pacific Airways Ltd. ..........................     21,000        38,097
Cheung Kong (Holdings) Ltd. ..........................      4,000        30,642
CNOOC Ltd. (ADR)  ....................................      1,607        58,302
Esprit Holdings Ltd. .................................     15,000        61,540
Esprit Holdings Ltd.(S) ..............................      3,000        12,308
Hang Seng Bank Ltd. ..................................      2,192        27,822
Johnson Electric Holdings Ltd. .......................     10,500         9,289
Li & Fung Ltd. .......................................     10,000        15,577
Shangri-La Asia Ltd. .................................     44,040        43,194
Shangri-La Asia Ltd.(S) ..............................     20,000        19,616
Sun Hung Kai Properties Ltd. .........................      9,000        77,310
Swire Pacific Ltd., Class A ..........................      3,500        22,885
                                                                       --------
   TOTAL HONG KONG ...................................                  455,923
                                                                       --------
HUNGARY (0.3%)
OTP Bank Rt. (ADR)*(S) ...............................      1,112        41,469
                                                                       --------
INDIA (0.6%)
ICICI Bank Ltd. (ADR) ................................      4,333        67,161
                                                                       --------
IRELAND (0.5%)
CRH plc ..............................................      1,659        35,201
DePfa Bank plc .......................................        160        23,973
                                                                       --------
   TOTAL IRELAND .....................................                   59,174
                                                                       --------
ITALY (2.7%)
Banca Intesa S.p.A ...................................      9,861        32,625
Ente Nazionale Idrocarburi S.p.A .....................      8,902       180,985
Telecom Italia S.p.A. (RNC)*  ........................     10,800        25,181
Telecom Italia S.p.A.*  ..............................     24,101        77,284
UniCredito Italiano S.p.A ............................      2,000         9,326
                                                                       --------
   TOTAL ITALY .......................................                  325,401
                                                                       --------
JAPAN (20.6%)
Acom Co., Ltd. .......................................        300        21,367
Canon, Inc. ..........................................      6,000       314,799
Daito Trust Construction Co. .........................        400        13,556
Daiwa House Industry Co., Ltd. .......................      2,000        22,382
Daiwa Securities Group, Inc. .........................      5,000        37,606
Fanuc Ltd. ...........................................        500        30,628
Hitachi Ltd. .........................................      4,000        28,091
Honda Motor Co., Ltd. ................................      3,500       140,501
Hoya Corp. ...........................................        600        64,918
Ito-Yokado Co., Ltd. .................................      1,000        41,593
Itochu Corp.* ........................................      5,000        21,159
Japan Tobacco, Inc. ..................................          3        23,977
JFE Holdings, Inc. ...................................      1,800        40,370
Keyence Corp. ........................................        200        48,027
Kyushu Electric Power Co., Inc. ......................        600        10,330
Millea Holdings, Inc. ................................          1        14,227
Mitsubishi Tokyo Finance Group, Inc. .................         14       124,580
Mitsui Sumitomo Insurance Co., Ltd. ..................      2,000        18,830
Nippon Meat Packers, Inc. ............................      3,000        35,776
Nippon Telegraph & Telephone Corp. ...................         20       105,115
Nissan Motor Co., Ltd. ...............................     20,600       229,418
NTT DoCoMo, Inc. .....................................         15        29,768
Oji Paper Co., Ltd. ..................................      2,000        12,487

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
--------------------------------------------------------------------------------

Promise Co., Ltd. ....................................        900    $   59,535
Ricoh Co., Ltd. ......................................      1,000        19,936
Rohm Co., Ltd. .......................................        200        24,956
Sammy Corp. ..........................................        500        21,159
Shin-Etsu Chemical Co., Ltd. .........................      1,000        40,415
Shionogi & Co., Ltd. .................................      1,000        15,740
Sony Corp. ...........................................      3,000       116,080
Sumitomo Corp. .......................................      2,000        15,351
Sumitomo Metal Industries Ltd. .......................     11,000        13,257
Sumitomo Mitsui Financial Group, Inc. ................         17       128,476
Takeda Chemical Industries Ltd. ......................      1,500        60,487
Tanabe Seiyaku Co., Ltd. .............................      3,000        28,816
THK Co., Ltd. ........................................      3,000        58,040
Tokyo Electric Power Co., Inc. .......................        900        19,288
Toyota Motor Corp. ...................................      1,100        39,772
UFJ Holdings, Inc. ...................................         23       142,350
Uny Co., Ltd. ........................................      2,000        23,415
Yamada Denki Co., Ltd. ...............................      2,200        75,556
Yamaha Corp. .........................................      4,500        84,409
Yamato Transport Co., Ltd. ...........................      3,000        45,589
                                                                     ----------
   TOTAL JAPAN .......................................                2,462,132
                                                                     ----------
LUXEMBOURG (0.8%)
Arcelor ..............................................      5,400        89,719
                                                                     ----------
NETHERLANDS (4.6%) ABN Amro Holdings N.V .............      5,570       121,121
DSM N.V ..............................................      1,200        57,511
Heineken N.V .........................................        370        15,613
ING Groep N.V. (CVA)  ................................      4,366        93,579
Koninklijke (Royal) Philips Electronics N.V. .........      4,698       127,953
Koninklijke Ahold N.V.* ..............................        686         5,312
Reed Elsevier N.V ....................................      2,783        39,099
Royal Dutch Petroleum Co. ............................        800        38,907
TPG N.V ..............................................      1,000        21,566
Unilever N.V. (CVA) ..................................        300        19,761
VNU N.V ..............................................        457        12,786
VNU N.V.(S) ..........................................         75         2,099
                                                                     ----------
   TOTAL NETHERLANDS .................................                  555,307
                                                                     ----------
NORWAY (0.5%)
Golar LNG Ltd.* ......................................      4,700        60,805
                                                                     ----------
RUSSIA (0.5%)
Mobile Telesystems (ADR) .............................        582        62,833
                                                                     ----------
SINGAPORE (0.9%)
Flextronics International Ltd.* ......................      1,500        24,150
Singapore Telecommunications Ltd. ....................     43,000        59,138
United Overseas Bank Ltd. ............................      3,000        24,156
                                                                     ----------
   TOTAL SINGAPORE ...................................                  107,444
                                                                     ----------
SOUTH KOREA (3.5%)
Hyundai Motor Co., Ltd. ..............................        420        16,018
Kookmin Bank* ........................................      1,280        47,781
Korea Electric Power Corp. ...........................      1,120        18,327
KT Corp. .............................................        490        17,080
POSCO ................................................        225        27,518
Samsung Electronics Co., Ltd. ........................        627       297,643
                                                                     ----------
   TOTAL SOUTH KOREA ..................................                 424,367
                                                                     ----------
SPAIN (4.1%)
ACS, Actividades Cons y Services S.A. ................        341        16,568
Altadis S.A ..........................................        700        19,786
Banco Santander Central Hispano S.A. .................      9,105        97,795
Endesa S.A ...........................................      1,100        20,162

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

Repsol YPF S.A. ......................................      2,100    $   44,230
Sogecable S.A.* ......................................      4,137       177,144
Telefonica S.A. ......................................      7,662       113,984
                                                                     ----------
   TOTAL SPAIN .......................................                  489,669
                                                                     ----------
SWEDEN (0.6%)
Nordea Bank AB .......................................      2,200        14,831
Svenska Cellulosa AB, Class B ........................      1,400        54,886
                                                                     ----------
   TOTAL SWEDEN ......................................                   69,717
                                                                     ----------
SWITZERLAND (9.9%)
Credit Suisse Group*  ................................      1,700        59,918
Givaudan S.A .........................................         60        29,847
Nestle S.A. (Registered) .............................        687       173,790
Novartis AG (Registered) .............................      2,004        89,335
Roche Holding AG .....................................      2,748       288,237
Swiss Reinsurance ....................................      1,307        85,984
Syngenta AG ..........................................      1,069        85,538
Synthes, Inc. ........................................         75        81,502
UBS AG ...............................................      4,069       289,186
                                                                     ----------
   TOTAL SWITZERLAND .................................                1,183,337
                                                                     ----------
TAIWAN (0.4%)
AU Optronics Corp. (ADR) .............................      1,883        40,447

Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR)* ............................................        727         6,928
                                                                     ----------
   TOTAL TAIWAN ......................................                   47,375
                                                                     ----------
UNITED KINGDOM (19.8%)
Abbey National plc ...................................      1,800        14,444
Aviva plc ............................................      5,900        57,650
Barclays Bank plc ....................................     11,161       100,644
BP plc ...............................................     11,300        97,689
British American Tobacco plc .........................      5,494        83,301
British Sky Broadcasting plc .........................      5,045        59,584
BT Group plc .........................................      5,090        16,112
Cadbury Schweppes plc ................................      4,448        35,377
Centrica plc .........................................      7,037        27,267
Compass Group plc ....................................      5,471        34,442
Diageo plc ...........................................      3,705        49,704
EMI Group plc ........................................     38,673       176,939
Enterprise Inns plc ..................................        798         8,632
GlaxoSmithKline plc ..................................      8,080       167,216
GUS plc ..............................................        534         7,396
HSBC Holdings plc ....................................     18,988       272,073
Intercontinental Hotels Group plc ....................      4,322        40,392
Kingfisher plc .......................................      5,379        27,019
Lloyds TSB Group plc .................................      9,029        67,489
Marks & Spencer Group plc ............................      1,818         8,906
Morrison (Wm) Supermarkets ...........................      2,100         8,919
Pearson plc ..........................................      1,100        12,836
Persimmon plc ........................................      3,300        38,389
Prudential plc .......................................      3,719        29,216
Reed Elsevier plc ....................................     15,531       144,595
Rexam plc ............................................      4,727        38,288
RMC Group plc ........................................      2,400        25,047
Royal & Sun Alliance Insurance Group plc .............     19,900        28,320
Royal Bank of Scotland Group plc .....................      2,083        62,538
SABMiller plc ........................................      2,300        24,962
Sainsbury J. plc .....................................      3,100        15,310
Shell Transport & Trading Co. plc ....................      4,600        31,732
Signet Group plc .....................................      9,000        18,474
Smith & Nephew plc ...................................      3,928        39,879
Smiths Group plc .....................................      1,035        12,820
Tesco plc ............................................     11,889        52,445
Tesco plc(S) .........................................      2,669        11,773
Tomkins plc ..........................................      1,458         6,994

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
--------------------------------------------------------------------------------

Travis Perkins plc ...................................        403    $    10,255
Trinity Mirror plc ...................................      1,300         14,189
Unilever plc .........................................      6,465         60,992
Vodafone Group plc ...................................     71,095        172,725
Whitbread plc ........................................      4,152         54,854
Wimpey (George) plc ..................................      4,700         34,193
Wolseley plc .........................................      3,168         46,433
WPP Group plc ........................................      2,366         23,328
                                                                     -----------
   TOTAL UNITED KINGDOM ..............................                 2,371,782
                                                                     -----------
UNITED STATES (1.4%)
NTL, Inc.* ...........................................      2,157        122,453
Wynn Resorts Ltd.* ...................................      1,141         45,560
                                                                     -----------
   TOTAL UNITED STATES ...............................                   168,013
                                                                     -----------
TOTAL COMMON STOCKS (97.5%)
   (Cost $9,885,295) .................................                11,672,790
                                                                     -----------

                                                         PRINCIPAL
                                                          AMOUNT
                                                         ---------

LONG-TERM DEBT SECURITIES:
UNITED KINGDOM (0.4%)

TeleWest Communications plc,
   9.875%, 2/1/10 (h) (Cost $29,088) .................    $75,000         45,000
                                                                     -----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (0.6%)
J.P. Morgan Chase Nassau
   0.53%, 5/3/04
   (Amortized Cost $72,478) ..........................     72,478         72,478
                                                                     -----------
TOTAL INVESTMENTS (98.5%)
   (Cost/Amortized Cost $9,986,861) ..................                11,790,268
OTHER ASSETS LESS LIABILITIES (1.5%) .................                   174,759
                                                                     -----------
NET ASSETS (100%) ....................................               $11,965,027
                                                                     ===========

--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary
   Auto Components ...................................      0.8%
   Automobiles .......................................      5.7
   Distributors ......................................      0.1
   Hotels, Restaurants, & Leisure ....................      2.1
   Household Durables ................................      3.0
   Internet & Catalog Retail .........................      0.1
   Leisure Equipment & Products ......................      1.1
   Media .............................................      8.8
   Multiline Retail ..................................      0.1
   Specialty Retail ..................................      1.8
                                                           ----
Total Consumer Discretionary .........................                  23.6%
Consumer Staples .....................................                    6.2
Energy ...............................................                    6.9
Financials
   Capital Markets ...................................      3.7
   Commercial Banks ..................................     17.2
   Consumer Finance ..................................      0.7
   Diversified Financial Services ....................      1.0
   Insurance .........................................      3.3
   Real Estate .......................................      0.9
                                                           ----
Total Financials .....................................                   26.8
Health Care ..........................................                    8.2
Industrials ..........................................                    4.5
Information Technology ...............................                    9.1
Materials ............................................                    6.2
Telecommunications Services ..........................                    6.6
Utilities ............................................                    1.9
                                                                        -----
                                                                        100.0%
                                                                        =====

----------
*    Non-income producing.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2004, these securities amounted to $93,930 or 0.8% of net assets.
(h)  Security in default, non-income producing.

   Glossary:
   ADR-- American Depositary Receipt
   CVA-- Dutch Certification
   GDR-- Global Depositary Receipt
   RNC-- Risparmio Non-Convertible Savings Shares

--------------------------------------------------------------------------------

At April 30, 2004 the Fund had the following futures contracts open:

                                    NUMBER OF   EXPIRATION   ORIGINAL   VALUE AT    UNREALIZED
PURCHASE                            CONTRACTS      DATE       VALUE     4/30/04    APPRECIATION
--------                            ---------   ----------   --------   --------   ------------
Dow Jones Euro Stock 50 Index ...       2         June-04     $65,530    $65,883       $353
                                                                                       ====

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ...................   $3,721,841
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ...................    3,620,700

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..........................   $2,081,787
Aggregate gross unrealized depreciation ..........................     (278,380)
                                                                     ----------
Net unrealized appreciation ......................................   $1,803,407
                                                                     ==========
Federal income tax cost of investments ...........................   $9,986,861
                                                                     ==========

The Fund has a net capital loss carryforward of $1,044,774, of which $393,532 expires in the year 2010 and $651,242 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS:
CONSUMER DISCRETIONARY (6.0%)
HOUSEHOLD DURABLES (0.3%)

Sony Corp. ...........................................        600    $   23,216
                                                                     ----------
INTERNET & CATALOG RETAIL (3.4%)
eBay, Inc.*(a) .......................................      1,655       132,102
InterActiveCorp* .....................................      2,655        84,615
NetFlix, Inc.* .......................................        620        15,680
                                                                     ----------
                                                                        232,397
                                                                     ----------
MEDIA (2.3%)
Pixar* ...............................................        805        54,981
Time Warner, Inc.* ...................................      5,995       100,836
                                                                     ----------
                                                                        155,817
                                                                     ----------
   TOTAL CONSUMER DISCRETIONARY ......................                  411,430
                                                                     ----------
INDUSTRIALS (2.2%)
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Cendant Corp. ........................................      1,700        40,256
Monster Worldwide, Inc.* .............................      2,080        53,269
                                                                     ----------
                                                                         93,525
                                                                     ----------
ELECTRICAL EQUIPMENT (0.2%)
American Power Conversion Corp. ......................        600        11,196
                                                                     ----------
INDUSTRIAL CONGLOMERATES (0.7%)
Tyco International Ltd. ..............................      1,790        49,135
                                                                     ----------
   TOTAL INDUSTRIALS .................................                  153,856
                                                                     ----------
INFORMATION TECHNOLOGY (84.3%)
COMMUNICATIONS EQUIPMENT (16.2%)
Adtran, Inc. .........................................        700        17,157
Alcatel S.A.* ........................................      1,400        20,861
Cisco Systems, Inc.* .................................     17,245       359,903
Comverse Technology, Inc.* ...........................      3,620        59,223
Corning, Inc.* .......................................     11,585       127,783
F5 Networks, Inc.* ...................................        390         9,906
Juniper Networks, Inc.* ..............................      1,400        30,632
Motorola, Inc. .......................................      9,660       176,295
Plantronics, Inc.* ...................................        600        22,770
Polycom, Inc.* .......................................        700        13,356
QUALCOMM, Inc. .......................................      2,365       147,718
Research In Motion Ltd.* .............................        520        45,115
Scientific-Atlanta, Inc. .............................      1,500        48,585
Telefonktiebolaget LM Ericsson (ADR)* ................      1,390        37,071
                                                                     ----------
                                                                      1,116,375
                                                                     ----------
COMPUTERS & PERIPHERALS (7.1%)
Apple Computer, Inc.* ................................      1,960        50,431
Dell, Inc.* ..........................................      1,200        41,652
EMC Corp.* ...........................................      6,785        75,720
Gateway, Inc.* .......................................      2,140        10,315
Hewlett-Packard Co. ..................................      1,300        25,610
International Business Machines Corp. ................        170        14,989
Maxtor Corp.* ........................................      7,600        49,476
NCR Corp.* ...........................................      1,730        77,314
Network Appliance, Inc.* .............................      1,990        37,054
SanDisk Corp.* .......................................      4,735       109,426
                                                                     ----------
                                                                        491,987
                                                                     ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
Agilent Technologies, Inc.* ..........................      3,320        89,673
CDW Corp. ............................................        480        29,995
Flextronics International Ltd.* ......................      5,235        84,284
Hitachi Ltd. .........................................      1,400         9,832
                                                                     ----------
                                                                        213,784
                                                                     ----------
INTERNET SOFTWARE & SERVICES (6.5%)
Ask Jeeves, Inc.* ....................................        290        10,287
Netease.com (ADR)* ...................................        310        12,716

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

Retek, Inc.* .........................................      1,990    $   13,890
Sina Corp.* ..........................................      2,150        61,275
Softbank Corp.* ......................................      1,100        49,839
VeriSign, Inc.* ......................................      3,770        60,810
Yahoo Japan Corp.* ...................................          2        22,654
Yahoo!, Inc.* ........................................      4,270       215,464
                                                                     ----------
                                                                        446,935
                                                                     ----------
IT SERVICES (3.7%)
Accenture Ltd., Class A* .............................      1,800        42,786
Automatic Data Processing, Inc. ......................        290        12,705
BISYS Group, Inc.* ...................................      1,500        21,750
CompuCom Systems, Inc.* ..............................        500         2,420
Computer Sciences Corp.* .............................        800        32,728
DST Systems, Inc.* ...................................        680        30,022
First Data Corp. .....................................      2,000        90,780
Fiserv, Inc.* ........................................        640        23,398
                                                                     ----------
                                                                        256,589
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (21.6%)
Advantest Corp. ......................................        240        18,247
Altera Corp.* ........................................      6,580       131,666
Analog Devices, Inc. .................................      1,200        51,120
Applied Materials, Inc.* .............................      3,545        64,625
ASML Holding N.V. (N.Y. Shares)* .....................      4,048        62,946
Broadcom Corp., Class A* .............................      1,200        45,312
Fairchild Semiconductor International, Inc.,
   Class A* ..........................................      2,200        42,834
Intel Corp. ..........................................      3,010        77,447
Intersil Corp., Class A ..............................      1,228        24,253
KLA-Tencor Corp.* ....................................      1,690        70,422
Lam Research Corp.* ..................................        900        19,926
Linear Technology Corp. ..............................        600        21,378
Micron Technology, Inc.* .............................      2,400        32,688
National Semiconductor Corp.* ........................      1,780        72,606
ON Semiconductor Corp.* ..............................      2,900        14,007
Samsung Electronics Co., Ltd. (GDR)(S) ...............        805       189,376
Silicon Storage Technology, Inc.* ....................        700         9,275
Skyworks Solutions, Inc.* ............................      3,600        30,816
Solomon Systech International Ltd.* ..................     52,950        12,695
STMicroelectronics N.V. (N.Y. Shares)* ...............      3,684        80,201
Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR)* ............................................     10,832       103,229
Teradyne, Inc.* ......................................      1,520        30,978
Texas Instruments, Inc. ..............................      5,695       142,945
Xilinx, Inc.* ........................................      4,215       141,750
                                                                     ----------
                                                                      1,490,742
                                                                     ----------
SOFTWARE (26.1%)
Adobe Systems, Inc. ..................................      1,770        73,172
Amdocs Ltd.* .........................................      5,665       150,406
Aspen Technology, Inc.* ..............................        950         6,175
Autodesk, Inc. .......................................      1,780        59,630
BEA Systems, Inc.* ...................................      7,775        88,713
Cadence Design Systems, Inc.* ........................      1,600        20,512
Citrix Systems, Inc.* ................................      1,680        32,004
Cognos, Inc.* ........................................        900        28,377
Computer Associates International, Inc. ..............        830        22,252
Electronic Arts, Inc.* ...............................      1,205        60,997
Mercury Interactive Corp.* ...........................      3,020       128,501
Microsoft Corp. ......................................     11,735       304,758
MicroStrategy, Inc., Class A* ........................        510        24,501
Network Associates, Inc.* ............................      3,740        58,643
Oracle Corp.* ........................................      1,720        19,298
Red Hat, Inc.*(a) ....................................      7,590       172,369
SAP AG (ADR) .........................................      3,485       129,921
Siebel Systems, Inc.* ................................      1,750        17,990

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

Symantec Corp.* ......................................     3,691     $  166,279
Trend Micro, Inc. ....................................     1,100         42,164
VERITAS Software Corp.* ..............................     6,740        179,756
Wind River Systems, Inc.* ............................     1,810         16,942
                                                                     ----------
                                                                      1,803,360
                                                                     ----------
   TOTAL INFORMATION TECHNOLOGY ......................                5,819,772
                                                                     ----------
MUTUAL FUNDS (0.7%)
iShares Nasdaq
   Biotechnology .....................................       660
   Index Fund* .......................................                   51,322
                                                                     ----------
TOTAL COMMON STOCKS (93.2%)
   (Cost $6,289,643) .................................                6,436,380
                                                                     ----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------

SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.3%)
J.P. Morgan Chase Nassau 0.53%, 5/3/04
   (Amortized Cost $431,038) .........................   $ 431,038      431,038
                                                                     ----------
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS (99.5%)
   (Cost/Amortized Cost $6,720,681) ..................                6,867,418
                                                                     ----------

                                               NUMBER OF CONTRACTS
                                               -------------------
OPTIONS WRITTEN:
CALL OPTIONS (-0.1%)*
eBay, Inc. (c)(d) July @ $75.00 ............           (6)               (4,560)
Red Hat, Inc. (c)(d) June @ $25.00 .........          (21)               (1,995)
                                                                     ----------
TOTAL OPTIONS WRITTEN (-0.1%)
   (Premiums Received $5,306) ..............                             (6,555)
                                                                     ----------
TOTAL INVESTMENTS (99.4%)
   (Cost/Amortized Cost $6,715,375) ........                          6,860,863

OTHER ASSETS LESS LIABILITIES (0.6%) .......                             43,745
                                                                     ----------
NET ASSETS (100%) ..........................                         $6,904,608
                                                                     ==========

----------
*    Non-income producing.
**   Includes Short-Term Debt Securities of 6.3%.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2004, these securities amounted to $72,928 or 1.06% of net assets.
(a) Fully or partially pledged as collateral on outstanding written call options.
(c)  One contract relates to 100 shares.
(d)  Covered call option contracts written in connection with securities held.

     Glossary:
     ADR-- American Depositary Receipt
     GDR-- Global Depositary Receipt

--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Bermuda ...............................................................     1.3%
Canada ................................................................     1.1
China .................................................................     1.1
France ................................................................     0.3
Germany ...............................................................     1.9
Hong Kong .............................................................     0.2
Japan .................................................................     2.4
Netherlands ...........................................................     0.9
Singapore .............................................................     1.2
South Korea ...........................................................     2.8
Sweden ................................................................     0.5
Switzerland ...........................................................     1.2
Taiwan ................................................................     1.5
United Kingdom ........................................................     2.2
United States** .......................................................    81.4
                                                                          -----
                                                                          100.0%
                                                                          =====

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Options written for the period ended April 30, 2004, were as follows:

                                                             TOTAL       TOTAL
                                                           NUMBER OF   PREMIUMS
                                                           CONTRACTS   RECEIVED
                                                           ---------   --------
Options outstanding -- November 1, 2003 ................       --       $    --
Options written ........................................       33         7,808
Options terminated in closing purchase transactions ....       (6)       (2,502)
Options expired ........................................       --            --
Options exercised ......................................       --            --
                                                              ---       -------
Options outstanding -- April 30, 2004 ..................       27       $ 5,306
                                                              ===       =======

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .......   $6,479,892
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .......    7,035,030

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..............   $  610,447
Aggregate gross unrealized depreciation ..............     (463,710)
                                                         ----------
Net unrealized appreciation ..........................   $  146,737
                                                         ==========
Federal income tax cost of investments ...............   $6,720,681
                                                         ==========

The Fund has a net capital loss carryforward of $1,343,138 which expires in the year 2010.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS:
HEALTH CARE (97.9%)
BIOTECHNOLOGY (15.0%)

Abgenix, Inc.* .......................................      4,250    $   69,147
Alkermes, Inc.* ......................................      3,750        57,487
Amgen, Inc.* .........................................      2,800       157,556
Amylin Pharmaceuticals, Inc.* ........................      3,550        79,520
Angiotech Pharmaceuticals, Inc.* .....................        100         2,085
Applera Corp.- Celera Genomics Group* ................      4,300        50,697
Ariad Pharmaceuticals, Inc.* .........................      1,300        14,768
Barrier Therapeutics, Inc.* ..........................        200         2,800
Biogen Idec, Inc.* ...................................      2,100       123,900
Cephalon, Inc.* ......................................        800        45,528
Ciphergen Biosystems, Inc.* ..........................      1,700        12,461
Connetics Corp.* .....................................        900        17,505
CV Therapeutics, Inc.* ...............................      1,700        24,497
Cytokinetics, Inc.* ..................................        300         4,878
Exelixis, Inc.* ......................................      2,800        25,452
Eyetech Pharmaceuticals, Inc.* .......................        950        33,963
Genentech, Inc.* .....................................        600        73,680
Genta, Inc.* .........................................      1,000         8,580
Genzyme Corp. - General Division* ....................      2,500       108,900
Gilead Sciences, Inc.* ...............................      2,250       136,867
Human Genome Sciences, Inc.* .........................      1,500        18,300
Ilex Oncology, Inc.* .................................        600        13,914
Immunicon Corp.* .....................................        400         3,000
InterMune, Inc.* .....................................      1,700        25,075
Isis Pharmaceuticals, Inc.* ..........................      4,300        31,261
Ligand Pharmaceuticals, Inc., Class B* ...............      1,400        29,974
Millennium Pharmaceuticals, Inc.* ....................      1,700        25,483
Neurocrine Biosciences, Inc.* ........................        450        29,534
OSI Pharmaceuticals, Inc.* ...........................        220        16,234
Protein Design Labs, Inc.* ...........................      1,200        29,376
Regeneron Pharmaceuticals, Inc.* .....................      1,600        20,048
Vertex Pharmaceuticals, Inc.* ........................      1,000         8,640
Zymogenetics, Inc.* ..................................        900        14,265
                                                                     ----------
                                                                      1,315,375
                                                                     ----------
HEALTH CARE SERVICES (4.9%)
Dendrite International, Inc.* ........................        200         3,428
Express Scripts, Inc.* ...............................        400        30,936
Gambro AB, Class A ...................................      4,280        37,537
HMS Holdings Corp.* ..................................     41,000       239,850
Medco Health Solutions, Inc.* ........................      3,400       120,360
                                                                     ----------
                                                                        432,111
                                                                     ----------
HEALTH CARE DISTRIBUTORS (3.6%)
Cardinal Health, Inc. ................................      1,000        73,250
McKesson Corp. .......................................      7,360       241,850
                                                                     ----------
                                                                        315,100
                                                                     ----------
HEALTH CARE EQUIPMENT (13.7%)
ATS Medical, Inc.* ...................................      4,200        21,420
Bard (C.R.), Inc. ....................................        800        85,016
Baxter International, Inc. ...........................      4,300       136,095
Beckman Coulter, Inc. ................................        800        44,672
Becton, Dickinson & Co. ..............................      2,400       121,320
Biomet, Inc. .........................................      1,500        59,250
Bruker BioSciences Corp.* ............................      2,600        13,494
CTI Molecular Imaging, Inc.* .........................      1,600        24,048
Cytyc Corp.* .........................................      2,600        55,640
Guidant Corp. ........................................      1,700       107,117
Medtronic, Inc. ......................................      4,500       227,070
Nektar Therapeutics* .................................      1,400        28,350
Olympus Corp. ........................................      1,000        19,392
SonoSite, Inc.* ......................................        900        19,368
St. Jude Medical, Inc.* ..............................      1,200        91,512
Synthes, Inc. ........................................         55        59,768

                                                         NUMBER OF      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

Viasys Healthcare, Inc.*  ............................        900    $   17,460
Wright Medical Group, Inc.* ..........................      1,150        39,491
Zimmer Holdings, Inc.*  ..............................        400        31,940
                                                                     ----------
                                                                      1,202,423
                                                                     ----------
HEALTH CARE FACILITIES (3.5%)
Community Health Systems, Inc.* ......................      3,000        77,370
HCA, Inc. ............................................      3,400       138,142
Health Management Associates, Inc.,
   Class A ...........................................      4,100        94,833
                                                                     ----------
                                                                        310,345
                                                                     ----------
HEALTH CARE SUPPLIES (2.6%)
Edwards Lifesciences Corp.* ..........................      1,600        55,136
Fisher Scientific International, Inc.* ...............        800        46,840
Nobel Biocare Holding AG .............................        300        40,664
Smith & Nephew plc ...................................      5,800        58,884
Sola International, Inc.* ............................      1,400        28,728
                                                                     ----------
                                                                        230,252
                                                                     ----------
MANAGED HEALTH CARE (3.2%)
Aetna, Inc. ..........................................      1,650       136,537
Anthem, Inc.* ........................................      1,000        88,580
PacifiCare Health Systems, Inc.* .....................      1,500        53,640
                                                                     ----------
                                                                        278,757
                                                                     ----------
PHARMACEUTICALS (51.4%)
Abbott Laboratories ..................................      6,800       299,336
Altana AG ............................................        100         6,365
Antigenics, Inc.* ....................................        500         4,770
AstraZeneca plc (ADR) ................................      3,200       153,120
AtheroGenics, Inc.* ..................................      1,100        25,982
Aventis S.A. (ADR)* ..................................      1,600       120,816
Aventis S.A.* ........................................      2,100       159,979
Bristol-Myers Squibb Co. .............................      5,000       125,500
Chugai Pharmaceutical Co., Ltd. ......................      3,700        55,992
Eisai Co., Ltd. ......................................      7,500       191,654
Elan Corp. plc (ADR)* ................................      6,200       133,920
Eli Lilly & Co. ......................................      2,950       217,740
Forest Laboratories, Inc.* ...........................      1,300        83,824
Fujisawa Pharmaceutical Co., Ltd. ....................      9,700       225,459
GlaxoSmithKline plc ..................................      1,100        22,765
GlaxoSmithKline plc (ADR) ............................      2,500       105,000
Inex Pharmaceuticals Corp.* ..........................        100           489
IVAX Corp.* ..........................................      1,300        27,690
Johnson & Johnson ....................................      2,900       156,687
King Pharmaceuticals, Inc.* ..........................      2,500        43,125
Kyorin Pharmaceutical Co. ............................      4,000        55,602
Medicines Co.* .......................................      1,400        45,794
Merck & Co., Inc. ....................................        800        37,600
MGI Pharma, Inc.* ....................................        600        37,092
Novartis AG (Registered) .............................      2,740       122,144
Novartis AG (ADR) ....................................        600        26,880
Novo-Nordisk A/S, Class B ............................        100         4,752
Pfizer, Inc. .........................................     22,590       807,818
Sanofi-Synthelabo S.A.................................        600        38,120
Schering AG ..........................................      1,800        94,294
Schering-Plough Corp. ................................     10,400       173,992
Schwarz Pharma AG ....................................        600        16,866
Sepracor, Inc.* ......................................      1,200        57,372
Shionogi & Co., Ltd. .................................      3,000        47,220
Takeda Chemical Industries Ltd. ......................      4,200       169,363
Teva Pharmaceutical Industries Ltd. (ADR) ............        876        53,927
Watson Pharmaceuticals, Inc.* ........................      2,300        81,903
Wyeth ................................................      8,225       313,126
Yamanouchi Pharmaceutical Co., Ltd. ..................      4,700       156,731
                                                                     ----------
                                                                      4,500,809
                                                                     ----------
   TOTAL HEALTH CARE .................................                8,585,172
                                                                     ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         NUMBER OF     VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------

MATERIALS (0.4%)
CHEMICALS (0.4%)

Akzo Nobel N.V. ......................................         100   $    3,644
Bayer AG .............................................       1,100       29,801
                                                                     ----------
   TOTAL MATERIALS ...................................                   33,445
                                                                     ----------
TOTAL COMMON STOCKS (98.3%)
   (Cost $7,853,978) .................................                8,618,617
                                                                     ----------

                                                         PRINCIPAL
                                                           AMOUNT
                                                         ---------

SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.3%)
J.P. Morgan Chase Nassau
   0.53%, 5/3/04
   (Amortized Cost $108,524) .........................    $108,524      108,524
                                                                     ----------
TOTAL INVESTMENTS (99.6%)

   (Cost/Amortized Cost $7,962,502) ..................                8,727,141
OTHER ASSETS LESS LIABILITIES (0.4%) .................                   37,549
                                                                     ----------
NET ASSETS (100%) ....................................               $8,764,690
                                                                     ==========

----------
*    Non-income producing.

     Glossary:
     ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .......   $5,590,177
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .......    5,458,984

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ..............   $1,052,488
Aggregate gross unrealized depreciation ..............     (287,849)
                                                         ----------
Net unrealized appreciation ..........................   $  764,639
                                                         ==========
Federal income tax cost of investments ...............   $7,962,502
                                                         ==========

For the six months ended April 30, 2004, the Fund incurred approximately $35 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $547,323, of which $499,529 expires in the year 2010 and $47,794 expires in the year 2011.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         PRINCIPAL    VALUE
                                                           AMOUNT    (NOTE 1)
                                                         ---------   --------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (1.5%)
AUTOMOBILES (0.2%)
DaimlerChrysler AG
   7.45%, 3/1/27 .....................................    $ 15,000   $ 15,518
DaimlerChrysler NA Holdings Corp.
   4.05%, 6/4/08 .....................................      25,000     24,557
Ford Motor Co.
   7.45%, 7/16/31 ....................................      31,000     30,220
                                                                     --------
                                                                       70,295
                                                                     --------
HOTELS, RESTAURANTS & LEISURE (0.3%)
Caesars Entertainment, Inc.
   7.50%, 9/1/09 .....................................      46,000     50,140
MGM Mirage, Inc.
   6.63%, 2/1/05 .....................................      20,000     20,625
Yum! Brands, Inc.
   7.45%, 5/15/05 ....................................      50,000     52,580
                                                                     --------
                                                                      123,345
                                                                     --------
MEDIA (1.0%)
Comcast Cable Communications, Inc.
   6.38%, 1/30/06 ....................................      35,000     37,080
   6.88%, 6/15/09 ....................................      40,000     44,035
   6.75%, 1/30/11 ....................................      15,000     16,438
Historic TW, Inc.
   6.63%, 5/15/29 ....................................     112,000    110,423
News America Holdings, Inc.
   7.75%, 1/20/24 ....................................      10,000     11,445
News America, Inc.
   7.28%, 6/30/28 ....................................      25,000     27,260
PanAmSat Corp.
   6.13%, 1/15/05 ....................................      50,000     51,250
Rogers Cablesystems Ltd., Series B
   10.00%, 3/15/05 ...................................      50,000     52,811
TCI Communications, Inc.
   7.13%, 2/15/28 ....................................      25,000     26,313
Time Warner Cos., Inc.
   9.15%, 2/1/23 .....................................      10,000     12,489
   7.57%, 2/1/24 .....................................      15,000     16,325
Time Warner, Inc.
   7.70%, 5/1/32 .....................................      10,000     11,050
                                                                     --------
                                                                      416,919
                                                                     --------
TOTAL CONSUMER DISCRETIONARY .........................                610,559
                                                                     --------
CONSUMER STAPLES (0.4%)
BEVERAGES (0.1%)
Diageo Capital plc
   3.50%, 11/19/07 ...................................      30,000     30,018
                                                                     --------
FOOD & STAPLES RETAILING (0.1%) Kroger Co.
   5.50%, 2/1/13 .....................................      26,000     26,267
                                                                     --------
FOOD PRODUCTS (0.2%) General Mills, Inc.
   5.13%, 2/15/07 ....................................      30,000     31,476
Kraft Foods, Inc.
   5.25%, 6/1/07 .....................................      40,000     42,032
   5.63%, 11/1/11 ....................................      30,000     30,995
                                                                     --------
                                                                      104,503
                                                                     --------
                                                                      160,788
                                                                     --------
TOTAL CONSUMER
   STAPLES ...........................................
ENERGY (0.7%)
ENERGY EQUIPMENT & SERVICES (0.1%)
Halliburton Co.
   1.92%, 1/26/07 (S)(l) .............................      50,000     49,934
                                                                     --------
OIL & GAS (0.6%) Anadarko Finance Co.
   7.50%, 5/1/31 .....................................    $ 45,000   $ 51,385

Anadarko Petroleum Corp.
   5.38%, 3/1/07 .....................................      30,000     31,685
Conoco Canada Resources Ltd.
   8.35%, 8/1/06 .....................................      20,000     22,130
Conoco Funding Co.
   6.35%, 10/15/11 ...................................      20,000     22,056
Conoco, Inc.
   6.95%, 4/15/29 ....................................      30,000     32,999
ConocoPhillips
   7.00%, 3/30/29 ....................................      20,000     22,069
Devon Financing Corp.
   7.88%, 9/30/31 ....................................       5,000      5,767
Statoil ASA
   5.13%, 4/30/14 (S) ................................      25,000     24,876
Suncor Energy, Inc.
   5.95%, 12/1/34 ....................................      10,000      9,736
                                                                     --------
                                                                      222,703
                                                                     --------
TOTAL ENERGY .........................................                272,637
                                                                     --------
FINANCIALS (5.2%) CAPITAL MARKETS (1.0%)
Bear Stearns Cos., Inc.
   7.00%, 3/1/07 .....................................      20,000     21,968
Goldman Sachs Group, Inc.
   7.35%, 10/1/09 ....................................       5,000      5,696
   6.60%, 1/15/12 ....................................      10,000     10,950
   4.75%, 7/15/13 ....................................      10,000      9,513
   6.13%, 2/15/33 ....................................      25,000     24,047
J.P. Morgan Chase & Co.
   3.63%, 5/1/08 .....................................      45,000     44,612
   6.75%, 2/1/11 .....................................      20,000     22,342
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08 ....................................      70,000     70,662
Morgan Stanley
   5.80%, 4/1/07 .....................................      25,000     26,704
   3.88%, 1/15/09 ....................................      45,000     44,346
   6.75%, 4/15/11 ....................................      40,000     44,188
   5.30%, 3/1/13 .....................................      50,000     49,972
   4.75%, 4/1/14 .....................................      20,000     18,686
                                                                     --------
                                                                      393,686
                                                                     --------
COMMERCIAL BANKS (0.8%)
ANZ Capital Trust I
   4.48%, 12/31/49 (S) ...............................      30,000     29,485
   5.36%, 12/31/49 (S) ...............................      20,000     19,514
Bank of America Corp.
   3.88%, 1/15/08 ....................................      30,000     30,236
   4.38%, 12/1/10 ....................................      35,000     34,463
   7.40%, 1/15/11 ....................................      20,000     22,998
Barclays Bank plc
   8.55%, 9/29/49 (S)(l) .............................      15,000     18,133
HBOS plc
   3.13%, 1/12/07 (S) ................................      25,000     25,043
National Westminster Bank plc
   7.38%, 10/1/09 ....................................      25,000     28,848
Rabobank Capital Fund II
   5.26%, 12/31/49 (S) ...............................      30,000     29,597
U.S. Bancorp
   3.95%, 8/23/07 ....................................      15,000     15,263
Wachovia Corp.
   3.63%, 2/17/09 ....................................      30,000     29,410
Wells Fargo Bank N.A.
   7.80%, 6/15/10 (l) ................................      25,000     26,455
                                                                     --------
                                                                      309,445
                                                                     --------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
-------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
General Motors Acceptance Corp.
   2.40%, 10/20/05 (l) ...............................    $120,000   $  120,817
   7.25%, 3/2/11 .....................................      55,000       59,123
   8.00%, 11/1/31 ....................................      40,000       42,217
Household Finance Corp.
   4.13%, 12/15/08 ...................................      25,000       24,989
   6.75%, 5/15/11 ....................................      25,000       27,679
   6.38%, 11/27/12 ...................................      25,000       26,921
SLM Corp.
   5.00%, 10/1/13 ....................................      35,000       34,247
   5.38%, 5/15/14 ....................................      50,000       49,756
                                                                     ----------
                                                                        385,749
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES (1.8%)
Citigroup, Inc.
   3.50%, 2/1/08 .....................................      15,000       14,904
   6.20%, 3/15/09 ....................................      25,000       27,246
   7.25%, 10/1/10 ....................................      30,000       34,264
   5.13%, 5/5/14 .....................................      70,000       69,428
   6.88%, 6/1/25 .....................................      40,000       43,587
   5.88%, 2/22/33 ....................................      10,000        9,526
   6.00%, 10/31/33 ...................................      35,000       33,919
Credit Suisse First Boston USA, Inc.
   6.13%, 11/15/11 ...................................      15,000       16,052
General Electric Capital Corp.
   2.80%, 1/15/07 ....................................     190,000      188,340
   5.88%, 2/15/12 ....................................      70,000       74,295
   6.00%, 6/15/12 ....................................      40,000       42,651
GlaxoSmithKline Capital, Inc.
  4.38%, 4/15/14 .....................................      20,000       18,939
Pemex Finance Ltd.
  9.03%, 2/15/11 #(a) ................................     100,000      117,262
UFJ Finance Aruba AEC
   6.75%, 7/15/13 ....................................      30,000       31,677
                                                                     ----------
                                                                        722,090
                                                                     ----------
INSURANCE (0.4%)
American General Capital II
 8.50%, 7/1/30 .......................................      10,000       12,845
ASIF Global Financing
 3.90%, 10/22/08 (S) .................................     100,000      100,011
Protective Life Secured Trust
 3.70%, 11/24/08 .....................................      25,000       24,692
Western & Southern Financial Group, Inc.
 5.75%, 7/15/33 (S) ..................................      10,000        9,244
                                                                     ----------
                                                                        146,792
                                                                     ----------
REAL ESTATE (0.2%)
EOP Operating LP
   4.75%, 3/15/14 ....................................      25,000       23,316
Equity Residential Properties Trust (REIT)
   6.63%, 3/15/12 ....................................      75,000       82,010
                                                                     ----------
                                                                        105,326
                                                                     ----------
TOTAL FINANCIALS .....................................                2,063,088
                                                                     ----------

HEALTH CARE (0.1%)
PHARMACEUTICALS (0.1%)
Bristol-Myers Squibb Co.
   5.75%, 10/1/11 ....................................      25,000       26,384
Wyeth
   6.50%, 2/1/34 .....................................      15,000       14,918
                                                                     ----------
    TOTAL HEALTH CARE ................................                   41,302
                                                                     ----------
INDUSTRIALS (1.2%)
AEROSPACE & DEFENSE (0.2%)
Lockheed Martin Corp.
   8.50%, 12/1/29 ....................................      25,000       31,638

Northrop Grumman Corp.
   7.13%, 2/15/11 ....................................    $ 20,000   $   22,488
Raytheon Co.
   4.85%, 1/15/11 ....................................      40,000       39,824
                                                                     ----------
                                                                         93,950
                                                                     ----------

AIRLINES (0.2%)
Continental Airlines, Inc.
   7.06%, 3/15/11 ....................................      50,000       50,482
United Air Lines, Inc.,
   Series 00-2
   7.19%, 4/1/11 (h) .................................      24,539       21,857
   Series 01-1
   6.60%, 9/1/13 .....................................      25,000       22,120
                                                                     ----------
                                                                         94,459
                                                                     ----------
INDUSTRIAL CONGLOMERATES (0.3%)
Tyco International Group S.A.
   6.38%, 6/15/05 ....................................     100,000      104,023
                                                                     ----------
ROAD & RAIL (0.5%)
Burlington Northern Santa Fe Corp.
   6.38%, 12/15/05 ...................................      60,000       63,648
   5.94%, 1/15/22 ....................................      54,882       58,190
Canadian National Railway Co.
   6.90%, 7/15/28 ....................................      30,000       32,682
   7.38%, 10/15/31 ...................................      25,000       28,916
                                                                     ----------
                                                                        183,436
                                                                     ----------
   TOTAL INDUSTRIALS .................................                  475,868
                                                                     ----------
MATERIALS (0.2%)
CHEMICALS (0.1%)
   Dow Chemical Co.
   5.75%, 12/15/08 ...................................      15,000       15,945
   5.97%, 1/15/09 ....................................      25,000       26,756
   7.38%, 11/1/29 ....................................       5,000        5,541
                                                                     ----------
                                                                         48,242
                                                                     ----------
PAPER & FOREST PRODUCTS (0.1%)
Fort James Corp.
   6.63%, 9/15/04 ....................................      20,000       20,200
                                                                     ----------
   TOTAL MATERIALS ...................................                   68,442
                                                                     ----------
TELECOMMUNICATION SERVICES (0.8%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
AT&T Corp.
   8.00%, 11/15/31 ...................................      22,000       23,283
British Telecommunications plc
   8.88%, 12/15/30 ...................................      15,000       18,975
Deutsche Telekom International Finance BV
   8.50%, 6/15/10 ....................................      10,000       11,816
   8.25%, 6/15/30 ....................................      60,000       74,525
New England Telephone & Telegraph
   7.88%, 11/15/29 ...................................      25,000       28,970
SBC Communications, Inc.
   5.88%, 8/15/12 ....................................       5,000        5,217
Verizon Maryland, Inc.
   6.13%, 3/1/12 .....................................      25,000       26,549
Verizon New Jersey, Inc.
   7.85%, 11/15/29 ...................................      10,000       11,557
Verizon Pennsylvania, Inc.
   5.65%, 11/15/11 ...................................      20,000       20,666
WorldCom, Inc.
   6.40%, 8/15/05 (h) ................................      11,000        2,723
   7.38%, 1/15/06 (S)(h) .............................       9,000        2,228
   8.25%, 5/15/10 (h) ................................      40,000        9,900
   7.50%, 5/15/11 (h) ................................      15,000        3,713
                                                                     ----------
                                                                        240,122
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Vodafone Group plc
   7.75%, 2/15/10 ....................................      60,000       69,481

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

   6.25%, 11/30/32 ...................................   $ 10,000   $    9,997
                                                                    ----------
                                                                        79,478
                                                                    ----------
   TOTAL
      TELECOMMUNICATION SERVICES .....................                 319,600
                                                                    ----------
UTILITIES (1.4%)
ELECTRIC UTILITIES (1.3%)
Appalachian Power Co.
   3.60%, 5/15/08 ....................................     65,000       63,771
Consolidated Natural Gas Co.
   5.00%, 3/1/14 .....................................     25,000       24,242
Dayton Power & Light Co.
   5.13%, 10/1/13 (b)(n) .............................     50,000       48,475
Dominion Resources, Inc
   5.13%, 12/15/09 ...................................     25,000       25,626
   7.82%, 9/15/14 ....................................     50,000       51,121
Edison International
   6.88%, 9/15/04 ....................................     50,000       50,687
Entergy Gulf States, Inc
   2.01%, 6/18/07 (S)(l) .............................     50,000       50,152
   3.60%, 6/1/08 .....................................     50,000       48,408
Exelon Corp.
   6.75%, 5/1/11 .....................................     10,000       11,039
FirstEnergy Corp.
   7.38%, 11/15/31 ...................................     10,000       10,503
Oncor Electric Delivery Co.
   7.00%, 9/1/22 .....................................     15,000       16,143
Pepco Holdings, Inc.
   6.45%, 8/15/12 ....................................     90,000       95,917
Virginia Electric & Power Co.
   5.75%, 3/31/06 ....................................     25,000       26,371
                                                                    ----------
                                                                       522,455
                                                                    ----------
MULTI-UTILITIES & UNREGULATED POWER (0.1%)
Texas Eastern Transmission LP
   5.25%, 7/15/07 ....................................     40,000       41,790
                                                                    ----------
   TOTAL UTILITIES ...................................                 564,245
                                                                    ----------
TOTAL LONG-TERM DEBT SECURITIES (11.5%)
   (Cost $4,573,503) .................................               4,576,529
                                                                    ----------
CONVERTIBLE BONDS:
CONSUMER DISCRETIONARY (0.2%)
MEDIA (0.2%)
Time Warner, Inc.
   (Zero Coupon), 12/6/19 ............................     90,000
   (Cost $56,505) ....................................                  56,925
                                                                    ----------
GOVERNMENT SECURITIES:
AGENCY CMO (1.4%)
Federal Home Loan Mortgage Corp.
   5.00%, 9/15/16 ....................................     93,859       96,210
   5.63%, 7/15/28 ....................................      4,664        4,662
   1.45%, 12/15/29 (l) ...............................     87,767       87,780
   6.50%, 7/25/43 ....................................     87,719       91,940
Federal National Mortgage Association
   6.00%, 12/25/08 ...................................     70,990       72,713
   3.00%, 8/25/09 ....................................     50,000       50,075
   4.50%, 9/25/18 ....................................     50,000       47,154
   5.31%, 8/25/33 ....................................    100,000       99,901
                                                                    ----------
                                                                       550,435
                                                                    ----------
FOREIGN GOVERNMENTS (3.2%)
Federative Republic of Brazil
   11.50%, 3/12/08 ...................................     70,000       74,833
   2.13%, 4/15/09 (l) ................................     29,412       26,471
   2.13%, 4/15/12 (l) ................................     18,824       15,624
   8.00%, 4/15/14 ....................................    129,005      118,426
   11.00%, 8/17/40 ...................................     60,000       56,271
Province of Quebec
   7.00%, 1/30/07 ....................................     25,000       27,525

--------------------------------------------------------------------------------

   7.37%, 3/6/26 (e) .................................         $ 25,000   $   29,870
Republic of Panama
   8.25%, 4/22/08 ....................................           85,000       93,350

Republic of Peru
   9.13%, 2/21/12 ....................................          167,000      175,350
Russian Federation
   5.00%, 3/31/30 (e) ................................          110,000      100,870
Swedish Export Credit AB
   2.88%, 1/26/07 ....................................           25,000       24,817
United Kingdom Treasury
   5.00%, 9/7/14 .....................................   GBP    150,000      266,402
United Mexican States
   1.84%, 1/13/09 (l) ................................         $200,000      200,000
   5.88%, 1/15/14 ....................................           25,000       24,200
   8.13%, 12/30/19 ...................................           10,000       10,875
   8.00%, 9/24/22 ....................................           25,000       26,375
                                                                          ----------
                                                                           1,271,259
                                                                          ----------
MUNICIPAL BONDS (3.2%)
California Infrastructure & Econonomic Development
   Bank (Bay Area Toll Bridges, 1st Lien) Revenue
   Bonds AMBAC
   5.00%, 7/1/36 .....................................          100,000       99,393
California State
   2.00%, 6/16/04 ....................................          100,000      100,104
California State Department Water Reserves Power
   Supply Revenue Bond, Taxable, Series E
   3.98%, 5/1/05 .....................................           50,000       50,927
Clark County, Nevada School District, Series C
   5.38%, 6/15/13 ....................................          110,000      122,021
Cook County, Illinois, Series B
   5.00%, 11/15/12 ...................................          130,000      140,518
Energy NorthWest Washington Electric Revenue
   5.50%, 7/1/14 .....................................          120,000      132,215
Florida State Board of Education
   5.00%, 6/1/33 .....................................           10,000       10,019
Golden State Tobacco Securitization Corp./CA
   6.75%, 6/1/39 .....................................           30,000       28,206
   7.90%, 6/1/42 .....................................           10,000       10,618
Michigan State Building Authority
   5.25%, 10/15/12 ...................................          150,000      165,280
New Jersey State Transportation Trust Fund Authority
   5.00%, 6/15/11 ....................................          150,000      161,028
New York City Municipal Water Finance Authority
   5.00%, 6/15/29 ....................................           30,000       29,834
   5.00%, 6/15/34 ....................................           55,000       54,337
   5.13%, 6/15/34 ....................................           20,000       20,139
New York State Environmental Facilities Corp.
   5.00%, 6/15/32 ....................................           10,000       10,060
Salt River Project Agricultural Improvement & Power
   District/ Arizona
   5.00%, 1/1/31 .....................................           40,000       40,143
San Francisco, California City & County Public
   Utilities Commission, Water Revenue
   5.00%, 11/1/32 ....................................           30,000       29,872
South Carolina Transportation Infrastructure
   5.00%, 10/1/33 ....................................           10,000       10,017

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Tobacco Settlement Financing Corp./NJ
   6.25%, 6/1/43  ....................................   $   90,000   $    78,755
                                                                      -----------
                                                                        1,293,486
                                                                      -----------
SUPRANATIONAL (0.1%)
African Development Bank
   3.25%, 8/1/08  ....................................       40,000        39,123
                                                                      -----------
U.S. GOVERNMENT AGENCIES (31.7%)
Federal Home Loan Mortgage Corp.
   3.88%, 11/10/08  ..................................      315,000       315,309
   4.38%, 2/4/10  ....................................       60,000        59,439
   7.00%, 3/15/10 ....................................       50,000        57,002
   4.75%, 12/8/10 ....................................       45,000        44,845
   4.50%, 12/16/10 ...................................      475,000       467,160
   4.13%, 2/24/11 ....................................       95,000        91,822
   4.63%, 5/28/13 ....................................       75,000        72,561
   5.50%, 2/1/14  ....................................      128,943       133,046
   6.00%, 1/1/17  ....................................       80,956        84,581
   6.00%, 2/1/17  ....................................       62,075        64,855
   5.64%, 11/1/31 (l) ................................       35,392        36,397
   6.50%, 8/1/32  ....................................       23,453        24,426
   5.50%, 9/1/33  ....................................       64,818        64,776
   5.50%, 5/15/19 TBA ................................      400,000       410,375
   5.00%, 5/15/34 TBA ................................      300,000       290,812
   5.50%, 5/15/34 TBA ................................      500,000       499,219
   6.50%, 5/15/34 TBA ................................      300,000       312,375
Federal National Mortgage Association
   1.75%, 6/16/06 ....................................       45,000        44,170
   5.75%, 2/15/08 ....................................      110,000       118,420
   7.25%, 1/15/10 ....................................       30,000        34,574
   7.13%, 6/15/10 ....................................      310,000       356,219
   6.63%, 11/15/10  ..................................       50,000        56,176
   6.00%, 3/1/14  ....................................       75,928        79,233
   5.50%, 6/1/17  ....................................        9,361         9,612
   7.00%, 11/1/17 ....................................       69,727        74,442
   5.00%, 1/1/18  ....................................       55,305        55,685
   5.00%, 4/1/18  ....................................      704,349       709,191
   4.00%, 10/1/18 ....................................       97,934        94,328
   5.00%, 11/1/18 ....................................    1,364,069     1,373,678
   4.50%, 4/1/19  ....................................      200,010       197,108
   7.00%, 9/1/31  ....................................       65,502        69,243
   7.00%, 1/1/32  ....................................        4,804         5,079
   7.00%, 4/1/32  ....................................       32,187        34,028
   5.23%, 9/1/32 (l)  ................................      126,720       128,735
   5.23%, 4/1/33 (l)  ................................       53,575        54,323
   5.00%, 3/1/34  ....................................      493,215       478,226
   5.25%, 12/1/40 (l) ................................       40,379        41,565
   4.50%, 5/25/19 TBA ................................      400,000       393,625
   5.00%, 5/25/19 TBA ................................      800,000       804,500
   6.00%, 5/25/19 TBA ................................      100,000       104,281
   5.00%, 5/25/34 TBA ................................      100,000        96,875
   5.50%, 5/25/34 TBA ................................    1,500,000     1,496,245
   6.50%, 5/25/34 TBA ................................      100,000       104,063
Government National Mortgage Association
   4.75%, 7/20/27 (l) ................................       33,310        33,963
   6.00%, 2/15/29 ....................................      436,718       447,988
   7.00%, 9/15/31 ....................................       47,370        50,398
   6.50%, 12/15/31  ..................................       79,546        83,108
   6.50%, 1/15/32 ....................................      184,360       192,626
   6.00%, 2/15/32 ....................................       80,647        82,728
   7.00%, 5/15/32 ....................................       84,932        90,335
   6.50%, 7/15/32 ....................................      107,223       112,024
   6.50%, 8/15/32 ....................................      325,012       339,565
   6.50%, 9/15/32 ....................................       65,711        68,657
   6.00%, 10/15/32 ...................................      108,303       111,098
   6.50%, 1/15/33 ....................................      105,591       110,319
   6.00%, 2/15/33 ....................................       87,552        89,811
   5.50%, 7/15/33 ....................................       93,383        93,504
   5.00%, 9/15/33 ....................................      198,573       193,205

---------------------------------------------------------------------------------

Housing Urban Development
   5.38%, 8/1/18 .....................................   $  130,000   $   129,735
Resolution Funding Corp.
   (Zero Coupon), 7/15/18 ............................       25,000        11,396
   (Zero Coupon), 10/15/18 ...........................       25,000        11,192
Small Business Administration
   4.52%, 2/10/13 ....................................      169,979       163,805
   4.50%, 2/1/14  ....................................      100,000        94,927
                                                                      -----------
                                                                       12,553,008
                                                                      -----------
U.S. TREASURIES (15.4%)
   U.S. Treasury Bonds
   10.38%, 11/15/12 ..................................      145,000       179,760
   8.13%, 8/15/19 ....................................      505,000       665,929
   8.50%, 2/15/20 ....................................      300,000       408,715
   8.00%, 11/15/21  ..................................        5,000         6,587
   6.00%, 2/15/26 ....................................      295,000       319,015
   6.75%, 8/15/26 ....................................      295,000       348,020
   5.38%, 2/15/31 ....................................      245,000       248,216
U.S. Treasury Notes
   1.50%, 3/31/06 ....................................      935,000       921,961
   2.25%, 2/15/07 ....................................      715,000       705,336
   2.63%, 3/15/09 ....................................      420,000       401,937
   3.13%, 4/15/09 ....................................      270,000       264,062
   3.50%, 1/15/11 (Inflation Indexed) ................      534,155       595,019
   4.88%, 2/15/12 ....................................      270,000       280,694
   4.00%, 11/15/12 ...................................      275,000       267,846
   4.00%, 2/15/14 ....................................      520,000       499,525
                                                                      -----------
                                                                        6,112,622
                                                                      -----------
TOTAL GOVERNMENT SECURITIES (55.0%)
   (Cost $22,057,656) ................................                 21,819,933
                                                                      -----------
ASSET BACKED SECURITIES:
ASSET BACKED SECURITIES (6.2%)
Ameriquest Mortgage Securities, Inc.,
   Series 03-1 A2
   1.51%, 2/25/33 (l) ................................       24,540        24,640
   Series 03-2 A
   1.51%, 3/25/33 (l) ................................       27,041        27,153
Amortizing Residential Collateral Trust,
   Series 02-BC3M A
   1.37%, 6/25/32 (l) ................................      114,293       114,364
Argent Securities, Inc.,
   Series 03-W3 AV1B
   1.55%, 9/25/33 (l) ................................       88,841        89,279
Bear Stearns Asset Backed Securities, Inc.,
   Series 02-2 A1
   1.43%, 10/25/32 (l) ...............................       58,582        58,649
   Series 03-2 A2
   1.55%, 3/25/43 (l) ................................       63,088        63,211
CDC Mortgage Capital Trust,
   Series 02-HE2 A
   1.39%, 1/25/33 (l) ................................       68,691        68,778
Centex Home Equity,
   Series 03-C AV
   1.40%, 9/25/33 (l) ................................       41,341        41,401
Chase Funding Loan Acquisition Trust,
   Series 01-C3 A
   1.45%, 7/25/31 (l) ................................       11,413        11,424
   Series 01-FF1 A2
   1.34%, 4/25/31 (l) ................................       59,359        59,440
Citibank Credit Card Issuance
   Trust, Series 03-A6 A6
   2.90%, 5/17/10 ....................................      250,000       241,952
   Series 04-A1 A1
   2.55%, 1/20/09 ....................................      200,000       197,208

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Countrywide Asset Backed Certificates,
   Series 03-BC3 A1
   1.20%, 5/25/21 (l) ................................   $ 56,315   $   56,314
Credit Suisse First Boston Mortgage Securities Corp.,
   Series 01-HE17 A1
   1.41%, 1/25/32 (l) ................................     12,980       13,003
   Series 02-9 2X
   2.48%, 3/25/32 +(S)(b) ............................    162,308      160,123
   Series 02-HE4 A2
   1.54%, 8/25/32 (l) ................................     17,988       18,019
   Series 02-P3 A
   1.78%, 8/25/33 +(S)(b)(l) .........................    128,402      128,748
Financial Assets Securities Corp.,
   Series 03-1A A1
   1.24%, 9/27/33 (S)(b)(l) ..........................     17,190       17,191
First Franklin Mortgage Loan Asset Backed
   Certificates,
   Series 03-FF5 A2
   2.82%, 3/25/34 (e)(l) .............................     29,127       29,693
Fremont Home Loan Trust,
   Series 03-1 A2
   1.44%, 2/25/33 (l) ................................     74,545       74,691
GMAC Mortgage Corp. Loan Trust,
   Series 99-HLTV A1
   1.49%, 11/18/25 (l) ...............................     43,706       43,824
Goldman Sachs AMP Trust,
   Series 02-NC1 A2
   1.42%, 7/25/32 (l) ................................     34,373       34,493
Home Equity Asset Trust,
   Series 02-1 A4
   1.40%, 11/25/32 (l) ...............................     32,925       32,980
   Series 02-4 A2
   1.51%, 3/25/33 (l) ................................     23,045       23,110
   Series 03-5 A1
   1.52%, 1/25/34 (l) ................................     36,566       36,696
Irwin Home Equity,
   Series 03-C 2A
   1.62%, 6/25/28 (l) ................................     30,651       30,678
MBNA Credit Card Master Note Trust,
   Series 04-A4 A4
   2.70%, 9/15/09 ....................................    175,000      172,325
Merrill Lynch Mortgage Investors, Inc.,
   Series 02-AFC1 AV1
   1.47%, 4/25/31 (l) ................................     39,074       39,175
Morgan Stanley ABS Capital I,
   Series 03-HE2 A2
   1.44%, 8/25/33 (l) ................................     86,737       86,982
Morgan Stanley Dean Witter Capital I,
   Series 02-HE1 A2
   1.43%, 7/25/32 (l) ................................     33,552       33,630
Racers,
   Series 97-R-8-3
   1.42%, 8/15/07 +(S)(b)(l) .........................    100,000       98,012
Renaissance Home Equity Loan Trust,
   Series 03-2A
   1.54%, 8/25/33 (l) ................................     26,049       26,194
   Series 03-3 A
   1.60%, 12/25/33 (l) ...............................     46,846       47,167
Residential Asset Mortgage Products, Inc.,
   Series 03-RS11 AIIB
   1.43%, 12/25/33 (l) ...............................     47,184       47,328
Salomon Brothers Mortgage Securities VII,
   Series 02-CIT1 A
   1.40%, 3/25/32 (l) ................................     22,688       22,721
Saxon Asset Securities Trust,
   Series 02-1 AV2
   1.37%, 1/25/32 (l) ................................      9,246        9,254

--------------------------------------------------------------------------------

   Series 02-3 AV
   1.50%, 12/25/32 (l) ...............................   $ 22,537   $   22,596
Structured Asset Securities Corp.,
   Series 03-AL2 A
   3.36%, 1/25/31 (S) ................................    136,416      126,283
Terwin Mortgage Trust,
   Series 03-1SL A1
   1.68%, 9/25/33 +(S)(l) ............................     28,115       28,155
                                                                    ----------
                                                                     2,456,884
                                                                    ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)
Small Business Administration Participation
   Certificates,
   Series 04-20C 1
   4.34%, 3/1/24 .....................................    200,000      188,547
                                                                    ----------
NON-AGENCY (5.0%)
ABN Amro Mortgage Corp.,
   Series 02-3 A4
   6.50%, 4/25/17 ....................................     20,377       21,077
Bank of America Mortgage Securities,
   Series 02-K 2A1
   5.72%, 10/20/32 (l) ...............................     52,633       53,871
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 02-2 IIIA
   6.89%, 6/25/31 (l) ................................      4,646        4,862
Bear Stearns Alt-A Trust,
   Series 03-7 IIA2
   1.38%, 2/25/34 (l) ................................     75,439       75,447
Cendant Mortgage Corp.,
   Series 03-A A1
   6.00%, 7/25/43 (S) ................................     35,364       36,613
Chase Commercial
   Mortgage Securities Corp.,
   Series 99-2 A2
   7.20%, 1/15/32 ....................................     75,000       85,041
Commercial Mortgage Asset Trust,
   Series 99-C1 A3
   6.64%, 1/17/32 ....................................    100,000      110,838
Countrywide Alternative Loan
   Trust, Series 03-J3 2A1
   6.25%, 12/25/33 ...................................     56,777       58,057
Countrywide Home Loans, Inc.,
   Series 02-1 5A1
   5.72%, 3/19/32 (l) ................................     13,771       14,067
   Series 02-HYB2 6A1
   4.99%, 9/19/32 (l) ................................     23,083       23,200
   Series 99-9 A1
   6.50%, 8/25/29 ....................................     29,189       30,189
Credit Suisse First
   Boston Mortgage Securities Corp.,
   Series 02-AR2 2A
   1.50%, 2/25/32 (l) ................................     40,722       40,737
Credit-Based Asset Servicing and Securitization,
   Series 02-CB1 A2A
   1.44%, 8/25/29 (l) ................................    129,067      129,346
First Horizon Asset Securities,
   Inc., Series 00-H 1A
   7.00%, 9/25/30 ....................................      5,642        5,657
GMAC Commercial
   Mortgage Securities, Inc.,
   Series 99-C1 A2
   6.18%, 5/15/33 ....................................     60,000       65,098
GSMPS Mortgage Loan Trust,
   Series 03-3 A1
   7.00%, 6/25/43 +(S) ...............................     78,292       81,705

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Impac CMB Trust,
   Series 03-8 2A1 1.55%, 10/25/33 (l)  ..............       $   95,763        $    96,136
J.P. Morgan Chase
   Commercial Mortgage Securities Corp.,
   Series 01-CIB2 A3
   6.43%, 4/15/35 ....................................          100,000            109,599
   Series 01-CIBC A3
   6.26%, 3/15/33 ....................................          130,000            140,777
LB Commercial Conduit Mortgage Trust,
   Series 98-C4 A1B
   6.21%, 10/15/35 ...................................          125,000            135,411
MASTR Alternative Loans Trust,
   Series 04-4 1A1
   5.50%, 5/25/34 ....................................          100,000             99,500
Merrill Lynch Mortgage Investors, Inc.,
   Series 03-A1 3A
   4.91%, 12/25/32 (l)................................           47,372             47,282
Structured Asset Securities Corp.,
   Series 01-3A 1A1
   1.58%, 3/25/31 (l) ................................           19,045             19,029
   Series 02-9 A2
   1.40%, 10/25/27 (l)................................          104,158            104,082
   Series 02-HF1 A
   1.39%, 1/25/33 (l) ................................           44,042             44,053
   Series 02-HF2 A1
   1.60%, 7/25/32 (l) ................................           18,512             18,571
   Series 02-HF2 A3
   1.60%, 7/25/32 (l) ................................           50,000             50,198
Wachovia Bank Commercial Mortgage Trust,
   Series 03-C8 A4
   4.96%, 11/15/35....................................          110,000            107,996
   Series 03-WHL2 A1
   1.29%, 6/15/13 (S)(l) .............................           60,000             59,991
Washington Mutual Mortgage Securities Corp.,
   Series 02-MS12 A
   6.50%, 5/25/32 ....................................           14,963             15,267
Washington Mutual,
   Series 00-3A
   2.73%, 12/25/40 (l) ...............................           53,438             53,651
   Series 02-AR6 A
   2.63%, 6/25/42 (l) ................................           46,451             47,003
                                                                               -----------
                                                                                 1,984,351
                                                                               -----------
TOTAL ASSET BACKED SECURITIES (11.7%)
   (Cost $4,681,062)  ................................                           4,629,782
                                                                               -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (16.4%) ANZ Delaware, Inc.
   0.98%, 6/2/04  ....................................          500,000            499,551
Barclays U.S. Funding Corp.
   1.09%, 8/26/04 ....................................          100,000             99,644
CBA (Delaware) Finance, Inc.
   0.99%, 5/21/04 ....................................          500,000            499,711
   0.98%, 7/2/04  ....................................          100,000             99,828
Danske Corp.
   0.96%, 5/19/04 ....................................          500,000            499,746
General Electric Capital Corp.
   1.00%, 6/17/04 ....................................          500,000            499,335
   1.01%, 7/16/04 ....................................          100,000             99,784
HBOS Treasury Services plc
   0.98%, 5/27/04 ....................................          100,000             99,927
   1.02%, 6/21/04 ....................................          100,000             99,853
   1.54%, 7/6/04  ....................................          200,000            199,430
   1.01%, 7/16/04 ....................................          200,000            199,568

-----------------------------------------------------------------------------------------

Nestle Capital Corp.
   1.09%, 8/26/04 (m) ................................       $  500,000        $   498,220
Pfizer, Inc.
   1.00%, 6/3/04 (m) .................................          500,000            499,529
Royal Bank of Scotland
   1.02%, 6/15/04 ....................................          600,000            599,222
Svenska Handelsbanken AB
   1.03%, 5/13/04 ....................................          300,000            299,888
   1.03%, 5/24/04 ....................................          300,000            299,795
Total S.A
   1.07%, 6/2/04 (m) .................................          300,000            299,705
UBS Finance (Del) LLC
   0.98%, 7/1/04  ....................................          100,000             99,831
   0.99%, 7/6/04  ....................................          400,000            399,264
Westpac Capital Corp.
   1.00%, 7/9/04  ....................................          200,000            199,612
   1.06%, 8/12/04 ....................................          400,000            398,776
                                                                               -----------
                                                                                 6,490,219
                                                                               -----------
TIME DEPOSIT (1.4%)
J.P. Morgan Chase Nassau
   0.53%, 5/3/04  ....................................          554,574            554,574
                                                                               -----------
GOVERNMENT SECURITIES (15.2%)
European Investment Bank
   (Discount Note),
   7/16/04 ...........................................          500,000            498,920
Federal Home Loan Bank
   (Discount Note),
   5/7/04 ............................................          145,000            144,972
   (Discount Note),
   5/12/04 ...........................................          810,000            809,731
Federal Home Loan Mortgage Corp.
   (Discount Note),
   6/1/04 ............................................          400,000            399,654
Federal National Mortgage Association
   (Discount Note),
   7/7/04 ............................................          500,000            499,106
   (Discount Note),
   7/14/04 ...........................................          300,000            299,406
U.S. Treasury Bills
   5/13/04  ..........................................        1,800,000          1,799,414
   6/3/04 #(a) .......................................          170,000            169,856
   6/24/04  ..........................................        1,400,000          1,398,099
                                                                               -----------
                                                                                 6,019,158
                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES (33.0%)

   (Amortized Cost $13,063,951) ......................                          13,063,951
                                                                               -----------
TOTAL INVESTMENTS BEFORE WRITTEN  OPTIONS (111.4%)
   (Cost/Amortized Cost $44,432,677) .................                          44,147,120
                                                                               -----------

                                                         NUMBER OF CONTRACTS
                                                         -------------------
OPTIONS WRITTEN:
CALL OPTIONS (-0.0%)*
America Online, Inc. (b)(d)
   December @ $63.98  ................................          (90,000)            (1,387)
Federal National Mortgage Association (d)
   May @ $99.00 ......................................         (200,000)                (0)
10 Year U.S. Treasury Note (c)(d)
   May @ $115.00 .....................................              (10)              (312)
   May @ $116.00 .....................................               (1)               (16)
10 Year U.S. Treasury Note Future (c)(d)
   August @ $115.00 ..................................               (5)            (1,484)
                                                                               -----------
                                                                                    (3,199)
                                                                               -----------
PUT OPTIONS (-0.1%)*
10 Year U.S. Treasury Note (c)
   May @ $107.00  ....................................               (6)              (563)
   May @ $109.00  ....................................              (10)            (3,906)
   May @ $112.00  ....................................               (3)            (5,531)

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  VALUE
                                                         NUMBER OF CONTRACTS     (NOTE 1)
------------------------------------------------------------------------------------------
10 Year U.S. Treasury Bond Future (c)
   August @ $108.00 ..................................               (2)       $    (8,188)
                                                                               -----------
                                                                                   (18,188)
                                                                               -----------
TOTAL OPTIONS WRITTEN (-0.1%)
   (Premiums Received $35,097)  ......................                             (21,387)
                                                                               -----------
TOTAL INVESTMENTS (111.3%)
   (Cost/Amortized Cost $44,397,580)  ................                          44,125,733
OTHER ASSETS LESS
   LIABILITIES (-11.3%) ..............................                          (4,490,050)
                                                                               -----------
NET ASSETS (100%) ....................................                         $39,635,683
                                                                               ===========

----------
*    Non-income producing.
+    Securities (totaling $496,743 or 1.3% of net assets) valued at fair value.
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2004, these securities amounted to $1,095,038 or 2.8% of net assets.
# All, or a portion of security held by broker as collateral for financial futures contracts.
(a) Fully or partially pledged as collateral on outstanding written call options.
(b)  Illiquid security.
(c)  One contract relates to 100 shares.
(d)  Covered call option contracts written in connection with securities held.
(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2004. Maturity date disclosed is the ultimate maturity date.
(h)  Security in default, non-income producing.
(l)  Floating rate security.
(m) Section 4(2) Commercial Paper. Private placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(n) Regulation S. Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:
GBP-- British Pound
REIT-- Real Estate Investment Trust
TBA-- Security is subject to delayed delivery.
--------------------------------------------------------------------------------

At April 30, 2004 the Fund had the following futures contracts and options on futures open:

                                                                                   UNREALIZED
                            NUMBER OF    EXPIRATION     ORIGINAL     VALUE AT     APPRECIATION/
PURCHASES:                  CONTRACTS       DATE         VALUE        4/30/04    (DEPRECIATION)
----------                  ---------   ------------   ----------   ----------   --------------
EURO BOBL ...............       23           June-04   $3,084,230   $3,073,367      $(10,863)
U.S. Treasury Bonds .....        3           June-04      333,867      321,281       (12,586)
U.S. 5 Year Treasury
   Notes ................       22           June-04    2,472,938    2,418,625       (54,313)
U.S. 10 Year Treasury
   Notes ................       13      September-04    1,421,977    1,418,219        (3,758)
EURODollar ..............       21      September-05    5,052,353    5,065,462        13,109
                                                                                    --------
                                                                                     (68,411)
                                                                                    --------

SALES:
------
U.S. 5 Year Treasury
   Notes ................      (15)          June-04   (1,686,809)  (1,649,062)       37,747
U.S. 10 Year Treasury
   Notes ................      (13)          June-04   (1,471,308)  (1,436,500)       34,808
U.S. Treasury Bonds .....       (1)     September-04     (110,622)    (105,719)        4,903
                                                                                     -------
                                                                                      77,458
                                                                                     -------
                                                                                     $ 9,047
                                                                                     =======

At April 30, 2004 the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows:

                                        LOCAL
                                       CONTRACT     COST ON      U.S. $
                                        AMOUNT    ORIGINATION    CURRENT    UNREALIZED
                                       (000'S)        DATE        VALUE    APPRECIATION
                                       -----------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 5/10/04 ...      108       $129,545    $129,443      $102
                                                                              ====

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Options written for the six months ended April 30, 2004, were as follows:

                                                             TOTAL       TOTAL
                                                           NUMBER OF   PREMIUMS
                                                           CONTRACTS   RECEIVED
                                                           ---------   --------
Options Outstanding -- November 1, 2003  ...............    240,040    $ 19,402
Options Written ........................................    200,048      47,382
Options Terminated in Closing Purchase Transactions ....   (150,049)    (29,440)
Options Expired ........................................         (2)     (2,247)
Options Exercised ......................................         --          --
                                                           --------    --------
Options Outstanding -- April 30, 2004  .................    290,037    $ 35,097
                                                           ========    ========

Investment security transactions for the six months ended April 30, 2004 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities ..................   $59,617,684
U.S. Government securities ......................................    19,932,835
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities ..................    66,252,965
U.S. Government securities ......................................    26,322,575

As of April 30, 2004, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation .........................   $   203,313
Aggregate gross unrealized depreciation .........................      (488,870)
                                                                    -----------
Net unrealized depreciation .....................................   $  (285,557)
                                                                    ===========
Federal income tax cost of investments ..........................   $44,432,677
                                                                    ===========

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                                         PRINCIPAL      VALUE
                                                           SHARES     (NOTE 1)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES (1.8%)
J.P. Morgan Chase & Co.
   0.84%, 5/5/04  ....................................    $200,000   $  199,977
                                                                     ----------
CERTIFICATES OF DEPOSITS (27.1%)
   Barclays Bank plc
   1.04%, 6/30/04 ....................................     100,000      100,005
BNP Paribas S.A.
   1.05%, 5/7/04  ....................................     190,000      190,000
Branch Banking & Trust Co.
   1.04%, 6/23/04 ....................................     400,000      399,997
Canadian Imperial Bank Holdings
   1.04%, 6/8/04  ....................................     300,000      300,003
Credit Suisse First Boston USA, Inc.
   1.05%, 5/3/04  ....................................     400,000      400,000
Dexia
   1.08%, 8/31/04 ....................................     200,000      200,000
Lloyds TSB Bank plc
   1.04%, 5/20/04 ....................................     300,000      300,000
   1.04%, 6/30/04 ....................................     200,000      200,003
Societe Generale
   1.04%, 5/3/04  ....................................     100,000      100,000
State Street Bank & Trust Co.
   1.09%, 6/29/04 ....................................     300,000      300,003
Toronto Dominion Bank Ltd.
   1.06%, 6/14/04 ....................................     200,000      200,006
Wells Fargo Bank N.A.
   1.02%, 5/11/04 ....................................     300,000      300,000
                                                                     ----------
      TOTAL CERTIFICATES OF DEPOSITS .................                2,990,017
                                                                     ----------
COMMERCIAL PAPER (60.3%)
Abbey National plc
   1.10%, 6/21/04 ....................................     100,000       99,841
Bank of America Corp.
   0.95%, 5/10/04 ....................................     100,000       99,974
   0.99%, 5/24/04 ....................................     200,000      199,868
   1.01%, 6/8/04  ....................................     100,000       99,890
Banque Generale Du Luxembourg
   1.08%, 8/11/04 ....................................     350,000      348,919
Citigroup Global Markets Holdings, Inc.
   0.95%, 5/12/04 ....................................     100,000       99,968
   0.99%, 5/21/04 ....................................     100,000       99,942
Credit Lyonnais NA
   1.03%, 6/7/04  ....................................     330,000      329,642
Danske Corp.
   0.97%, 5/18/04 ....................................     180,000      179,912
Den Norske Bank ASA
   0.98%, 5/18/04 ....................................     300,000      299,853
General Electric Capital Corp.
   0.94%, 5/13/04 ....................................     260,000      259,912
HBOS Treasury Services plc
   1.01%, 6/9/04  ....................................     200,000      199,777
   1.07%, 7/14/04 ....................................     100,000       99,778
   1.07%, 7/15/04 ....................................     200,000      199,550
HSBC Bank USA
   1.07%, 8/9/04  ....................................     300,000      299,100
ING U.S. Funding LLC
   1.01%, 6/18/04 ....................................     300,000      299,588
   1.03%, 7/9/04  ....................................     100,000       99,801
Morgan Stanley
   0.99%, 5/27/04 ....................................     400,000      399,702
Nationwide Building Society
   1.02%, 6/24/04 ....................................     300,000      299,532
Norddeutsche Landesbank/NY
   0.81%, 5/4/04  ....................................     200,000      199,982
   1.00%, 5/28/04 ....................................     200,000      199,844
Nordea N.A.
   1.01%, 6/4/04  ....................................     300,000      299,707

                                                         PRINCIPAL      VALUE
                                                          AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------
Rabobank USA Finance Corp.
   1.03%, 6/15/04 ....................................    $200,000   $   199,736
Royal Bank of Scotland
   1.02%, 6/1/04  ....................................     250,000       249,774
Santander Central Hispano International Ltd.
   1.02%, 6/23/04 ....................................     250,000       249,617
Societe Generale Northern America
   1.02%, 6/4/04  ....................................     250,000       249,753
Svenska Handelsbanken AB
   1.06%, 9/17/04 ....................................     200,000       199,182
Swedbank AB
   1.06%, 7/16/04 ....................................     100,000        99,773
UBS Finance (Del) LLC
   0.68%, 5/3/04  ....................................     200,000       199,989
Westpac Trust Securities NZ Ltd.
   1.01%, 5/25/04 ....................................     200,000       199,860
   1.04%, 7/27/04 ....................................     300,000       299,239
                                                                     -----------
   TOTAL COMMERCIAL PAPER ............................                 6,661,005
                                                                     -----------
GOVERNMENT SECURITIES (10.5%)
Federal Home Loan Bank
   (Discount Note), 5/14/04 ..........................     100,000        99,962
Federal Home Loan Mortgage Corp.
   (Discount Note), 6/1/04  ..........................     157,000       156,851
Federal National Mortgage Association
   (Discount Note), 6/2/04  ..........................     100,000        99,902
   (Discount Note), 9/1/04  ..........................     300,000       298,913
   (Discount Note), 9/29/04 ..........................     310,000       308,622
   (Discount Note), 12/30/04  ........................     200,000       200,000
                                                                     -----------
   TOTAL GOVERNMENT SECURITIES .......................                 1,164,250
                                                                     -----------
TIME DEPOSIT (0.2%)
J.P. Morgan Chase Nassau
   0.53%, 5/3/04  ....................................      18,056        18,056
                                                                     -----------
TOTAL INVESTMENTS (99.9%)
   (Amortized Cost $11,033,305) ......................                11,033,305
OTHER ASSETS LESS LIABILITIES (0.1%) .................                     9,381
                                                                     -----------
NET ASSETS (100%) ....................................               $11,042,686
                                                                     ===========
Federal income tax cost of investments ...............               $11,033,305
                                                                     ===========

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $10,062,289) ......................   $11,152,627
   Cash .........................................................           244
   Receivable for securities sold ...............................        64,287
   Receivable from investment manager ...........................        25,491
   Receivable for Fund shares sold ..............................         6,881
   Dividends, interest and other receivables ....................         4,078
   Other assets .................................................        21,370
                                                                    -----------
      Total assets ..............................................    11,274,978
                                                                    -----------
   LIABILITIES
   Payable for securities purchased .............................        61,265
   Payable for Fund shares redeemed .............................        17,192
   Administrative fees payable ..................................        13,082
   Distribution fees payable ....................................         3,062
   Accrued expenses .............................................        46,030
                                                                    -----------
      Total liabilities .........................................       140,631
                                                                    -----------
   NET ASSETS ...................................................   $11,134,347
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $11,880,408
   Accumulated overdistributed net investment income ............       (98,367)
   Accumulated undistributed net realized loss ..................    (1,738,032)
   Unrealized appreciation on investments .......................     1,090,338
                                                                    -----------
      Net assets ................................................   $11,134,347
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share,
      $2,207,136 / 251,412 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      8.78
   Maximum sales charge (5.50% of offering price)  ..............          0.51
                                                                    -----------
   Maximum offering price to public .............................   $      9.29
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per
      share, $2,742,308 / 315,998 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $      8.68
                                                                    ===========
   CLASS C
      Net asset value, offering and redemption price per
      share, $288,976 / 33,315 shares outstanding
     (unlimited amount authorized: $0.001 par value)  ...........   $      8.67
   Maximum sales charge (1.00% of offering price)  ..............          0.09
                                                                    -----------
   Maximum offering price to public .............................   $      8.76
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $5,895,927 / 670,177 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $      8.80
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $130 foreign withholding tax) ..............   $    36,605
   Interest .....................................................           257
                                                                    -----------
      Total income ..............................................        36,862
                                                                    -----------
   EXPENSES
   Administrative fees ..........................................        78,329
   Transfer agent fees ..........................................        63,034
   Investment management fees ...................................        57,105
   Custodian fees ...............................................        27,619
   Professional fees ............................................        23,984
   Registration and filing expenses .............................         8,972
   Printing and mailing expenses ................................         4,904
   Trustees' fees ...............................................         3,283
   Distribution fees - Class A ..................................         2,840
   Distribution fees - Class B ..................................        13,820
   Distribution fees - Class C ..................................         1,549
   Miscellaneous ................................................         4,767
                                                                    -----------
      Gross expenses ............................................       290,206
   Less: Waiver of investment management fees ...................       (57,105)
      Reimbursement from investment manager .....................      (146,387)
      Fees paid indirectly ......................................        (2,277)
                                                                    -----------
      Net expenses ..............................................        84,437
                                                                    -----------
   NET INVESTMENT LOSS ..........................................       (47,575)
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized loss on securities ..................................       (49,599)
   Change in unrealized appreciation on securities ..............       278,171
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN .............................       228,572
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   180,997
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2004       YEAR ENDED
                                                            (UNAUDITED)     OCTOBER 31, 2003
                                                         ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss ..................................     $   (47,575)       $   (62,564)
Net realized loss on investments .....................         (49,599)          (833,588)
Net change in unrealized appreciation on
   investments .......................................         278,171          2,931,659
                                                           -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS ......................................         180,997          2,035,507
                                                           -----------        -----------
DIVIDENDS:
Dividends from net investment income
Class A ..............................................              --             (9,501)
Class B ..............................................              --             (1,257)
Class C ..............................................              --               (167)
Class Z ..............................................          (5,950)           (41,121)
                                                           -----------        -----------
TOTAL DIVIDENDS ......................................          (5,950)           (52,046)
                                                           -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL
SHARE TRANSACTIONS ...................................         (89,752)         1,095,829
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS .........................          85,295          3,079,290
NET ASSETS:
Beginning of period ..................................      11,049,052          7,969,762
                                                           -----------        -----------
End of period (a) ....................................     $11,134,347        $11,049,052
                                                           ===========        ===========
----------
(a) Includes accumulated overdistributed net
   investment income of ..............................     $   (98,367)       $   (44,842)
                                                           -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $11,760,301) ......................   $12,946,367
   Cash .........................................................        11,722
   Receivable from investment manager ...........................        24,089
   Dividends, interest and other receivables ....................        18,112
   Receivable for securities sold ...............................        14,959
   Receivable for Fund shares sold ..............................         1,614
   Other assets .................................................        21,500
                                                                    -----------
      Total assets ..............................................    13,038,363
                                                                    -----------
   LIABILITIES
   Payable for securities purchased .............................        60,797
   Administrative fees payable ..................................        13,320
   Payable for Fund shares redeemed .............................        11,297
   Distribution fees payable ....................................         3,480
   Accrued expenses .............................................        48,597
                                                                    -----------
      Total liabilities .........................................       137,491
                                                                    -----------
   NET ASSETS ...................................................   $12,900,872
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $12,712,086
   Accumulated overdistributed net investment income ............       (46,726)
   Accumulated undistributed net realized loss ..................      (950,437)
   Unrealized appreciation on investments .......................     1,185,949
                                                                    -----------
      Net assets ................................................   $12,900,872
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share,
      $2,300,412 / 236,408 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      9.73
   Maximum sales charge (5.50% of offering price)  ..............          0.57
                                                                    -----------
   Maximum offering price to public .............................   $     10.30
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per
      share, $3,126,626 / 324,552 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $      9.63
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per
      share, $424,409 / 44,069 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $      9.63
   Maximum sales charge (1.00% of offering price)  ..............          0.10
                                                                    -----------
   Maximum offering price to public .............................   $      9.73
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $7,049,425 / 722,950 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $      9.75
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $48 foreign withholding tax)  ..............   $    92,308
   Interest .....................................................         1,337
                                                                    -----------
      Total income ..............................................        93,645
                                                                    -----------
   EXPENSES
   Administrative fees ..........................................        79,415
   Investment management fees ...................................        64,194
   Transfer agent fees ..........................................        63,525
   Custodian fees ...............................................        25,256
   Professional fees ............................................        24,559
   Registration and filing expenses .............................         8,972
   Printing and mailing expenses ................................         5,503
   Trustees' fees ...............................................         3,629
   Distribution fees - Class A ..................................         2,830
   Distribution fees - Class B ..................................        15,251
   Distribution fees - Class C ..................................         2,185
   Miscellaneous ................................................         5,154
                                                                    -----------
      Gross expenses ............................................       300,473
   Less: Waiver of investment management fees ...................       (64,194)
         Reimbursement from investment manager ..................      (138,980)
         Fees paid indirectly ...................................        (3,838)
                                                                    -----------
      Net expenses ..............................................        93,461
                                                                    -----------
   NET INVESTMENT INCOME ........................................           184
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................       497,117
   Foreign currency transactions ................................          (867)
                                                                    -----------
      Net realized gain .........................................       496,250
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................       103,956
   Foreign currency translations ................................          (117)
                                                                    -----------
      Net change in unrealized appreciation .....................       103,839
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN .............................       600,089
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $   600,273
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2004       YEAR ENDED
                                                            (UNAUDITED)     OCTOBER 31, 2003
                                                         ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income ................................      $       184        $     9,324
Net realized gain (loss) on investments and foreign
   currency transactions .............................          496,250           (355,390)
Net change in unrealized appreciation on investments
   and foreign currency translations .................          103,839          2,515,150
                                                            -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS ......................................          600,273          2,169,084
                                                            -----------        -----------
DIVIDENDS:
Dividends from net investment income
Class A ..............................................               --            (18,875)
Class B ..............................................               --            (13,112)
Class C ..............................................               --             (2,003)
Class Z ..............................................           (4,727)           (85,123)
                                                            -----------        -----------
TOTAL DIVIDENDS ......................................           (4,727)          (119,113)
                                                            -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS ......................          345,555          1,024,303
                                                            -----------        -----------
TOTAL INCREASE IN NET ASSETS .........................          941,101          3,074,274
NET ASSETS:
Beginning of period ..................................       11,959,771          8,885,497
                                                            -----------        -----------
End of period (a) ....................................      $12,900,872        $11,959,771
                                                            ===========        ===========

----------
(a) Includes accumulated overdistributed
    net investment income of .........................      $   (46,726)       $   (42,183)
                                                            -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $11,631,568) ......................   $12,748,123
   Receivable from investment manager ...........................        25,310
   Receivable for securities sold ...............................        24,508
   Dividends, interest and other receivables ....................        14,564
   Receivable for Fund shares sold ..............................         3,959
   Other assets .................................................        21,428
                                                                    -----------
      Total assets ..............................................    12,837,892
                                                                    -----------
   LIABILITIES
   Overdraft payable ............................................        53,036
   Payable for securities purchased .............................        69,442
   Administrative fees payable ..................................        13,319
   Payable for Fund shares redeemed .............................         8,999
   Distribution fees payable ....................................         3,343
   Accrued expenses .............................................        53,684
                                                                    -----------
      Total liabilities .........................................       201,823
                                                                    -----------
   NET ASSETS ...................................................   $12,636,069
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $11,807,306
   Accumulated overdistributed net investment income ............       (15,563)
   Accumulated undistributed net realized loss ..................      (272,275)
   Unrealized appreciation on investments .......................     1,116,601
                                                                    -----------
      Net assets ................................................   $12,636,069
                                                                    -----------
   CLASS A
   Net asset value and redemption price per share,
      $2,286,309 / 217,753 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $     10.50
   Maximum sales charge (5.50% of offering price)  ..............          0.61
                                                                    -----------
   Maximum offering price to public .............................   $     11.11
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per
      share, $2,972,968 / 284,117 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $     10.46
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per
      share, $423,790 / 40,493 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $     10.47
   Maximum sales charge (1.00% of offering price)  ..............          0.11
                                                                    -----------
   Maximum offering price to public .............................   $     10.58
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $6,953,002 / 660,745 shares outstanding
      (unlimited amount authorized: $0.001 par value)  ..........   $     10.52
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $403 foreign withholding tax) ..............   $   119,159
   Interest .....................................................           556
                                                                    -----------
      Total income ..............................................       119,715
                                                                    -----------
   EXPENSES
   Administrative fees ..........................................        79,115
   Transfer agent fees ..........................................        63,163
   Investment management fees ...................................        62,236
   Custodian fees ...............................................        31,863
   Professional fees ............................................        24,364
   Registration and filing expenses .............................         8,972
   Printing and mailing expenses ................................         5,323
   Trustees' fees ...............................................         3,522
   Distribution fees - Class A ..................................         2,824
   Distribution fees - Class B ..................................        14,881
   Distribution fees - Class C ..................................         2,070
   Miscellaneous ................................................         4,990
                                                                    -----------
      Gross expenses ............................................       303,323
   Less: Waiver of investment management fees ...................       (62,236)
         Reimbursement from investment manager ..................      (146,569)
         Fees paid indirectly ...................................       (14,187)
                                                                    -----------
      Net expenses ..............................................        80,331
                                                                    -----------
   NET INVESTMENT INCOME ........................................        39,384
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities ...................................................       809,942
   Foreign currency transactions ................................           149
                                                                    -----------
      Net realized gain .........................................       810,091
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................       424,946
   Foreign currency translations ................................           (14)
                                                                    -----------
      Net change in unrealized appreciation .....................       424,932
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN .............................     1,235,023
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 1,274,407
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED      YEAR ENDED
                                             APRIL 30, 2004    OCTOBER 31, 2003
                                            ----------------   ----------------
                                               (UNAUDITED)

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ...................      $    39,384        $    71,285
Net realized gain on investments and
   foreign currency transactions ........          810,091             34,824
Net change in unrealized appreciation on
   investments and foreign currency
   translations .........................          424,932          1,867,557
                                               -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS .........................        1,274,407          1,973,666
                                               -----------        -----------
DIVIDENDS:
Dividends from net investment income
Class A .................................          (11,759)           (25,438)
Class B .................................               --            (23,914)
Class C .................................               --             (3,425)
Class Z .................................          (52,483)          (110,938)
                                               -----------        -----------
TOTAL DIVIDENDS .........................          (64,242)          (163,715)
                                               -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL
SHARE TRANSACTIONS ......................          (73,839)           476,554
                                               -----------        -----------
TOTAL INCREASE IN NET ASSETS ............        1,136,326          2,286,505
NET ASSETS:
Beginning of period .....................       11,499,743          9,213,238
                                               -----------        -----------
End of period (a) .......................      $12,636,069        $11,499,743
                                               ===========        ===========

----------
(a) Includes accumulated undistributed
   (overdistributed) net investment
   income of.............................      $   (15,563)       $     9,295
                                               -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $10,816,220) ...................      $12,221,360
   Cash ......................................................          170,791
   Receivable for securities sold ............................          201,069
   Receivable from investment manager ........................           23,660
   Receivable for Fund shares sold ...........................            3,092
   Dividends, interest and other receivables .................              471
   Other assets ..............................................           21,646
                                                                    -----------
      Total assets ...........................................       12,642,089
                                                                    -----------
   LIABILITIES
   Payable for securities purchased ..........................          136,649
   Payable for Fund shares redeemed ..........................           16,555
   Administrative fees payable ...............................           13,280
   Distribution fees payable .................................            3,884
   Accrued expenses ..........................................           52,393
                                                                    -----------
      Total liabilities ......................................          222,761
                                                                    -----------
   NET ASSETS ................................................      $12,419,328
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ...........................................      $13,203,854
   Accumulated overdistributed net investment income .........         (122,322)
   Accumulated undistributed net realized loss ...............       (2,067,344)
   Unrealized appreciation on investments ....................        1,405,140
                                                                    -----------
      Net assets .............................................      $12,419,328
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share,
      $2,711,280 / 315,302 shares outstanding (unlimited
      amount authorized: $0.001 par value) ...................      $      8.60
   Maximum sales charge (5.50% of offering price)  ...........             0.50
                                                                    -----------
   Maximum offering price to public ..........................      $      9.10
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per
      share, $3,411,059 / 403,300 shares outstanding
      (unlimited amount authorized: $0.001 par value)  .......      $      8.46
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per
      share, $376,172 / 44,593 shares outstanding
      (unlimited amount authorized: $0.001 par value)  .......      $      8.44
   Maximum sales charge (1.00% of offering price)  ...........             0.09
                                                                    -----------
   Maximum offering price to public ..........................      $      8.53
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $5,920,817 / 684,321 shares outstanding
      (unlimited amount authorized: $0.001 par value)  .......      $      8.65
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $2,120 foreign withholding tax) .........      $    12,852
   Interest ..................................................            1,732
                                                                    -----------
      Total income ...........................................           14,584
                                                                    -----------
   EXPENSES
   Administrative fees .......................................           79,318
   Investment management fees ................................           76,287
   Transfer agent fees .......................................           66,922
   Custodian fees ............................................           35,346
   Professional fees .........................................           24,481
   Registration and filing expenses ..........................            8,972
   Printing and mailing expenses .............................            5,393
   Trustees' fees ............................................            3,570
   Distribution fees - Class A ...............................            3,403
   Distribution fees - Class B ...............................           17,559
   Distribution fees - Class C ...............................            1,991
   Miscellaneous .............................................            5,009
                                                                    -----------
      Gross expenses .........................................          328,251
   Less: Waiver of investment management fees ................          (76,287)
         Reimbursement from investment manager ...............         (136,801)
         Fees paid indirectly ................................          (23,290)
                                                                    -----------
      Net expenses ...........................................           91,873
                                                                    -----------
   NET INVESTMENT LOSS .......................................          (77,289)
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on securities ...............................          947,810
   Change in unrealized depreciation on securities ...........         (697,550)
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN ..........................          250,260
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......      $   172,971
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED
                                             APRIL 30, 2004       YEAR ENDED
                                               (UNAUDITED)     OCTOBER 31, 2003
                                            ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss .....................      $   (77,289)       $  (113,580)
Net realized gain on investments ........          947,810            496,144
Net change in unrealized appreciation on
   investments ..........................         (697,550)         2,734,351
                                               -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS .........................          172,971          3,116,915
                                               -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS .........          290,204            696,937
                                               -----------        -----------
TOTAL INCREASE IN NET ASSETS ............          463,175          3,813,852
NET ASSETS:
Beginning of period .....................       11,956,153          8,142,301
                                               -----------        -----------
End of period (a) .......................      $12,419,328        $11,956,153
                                               ===========        ===========

----------
(a) Includes accumulated overdistributed
   net investment income of .............      $  (122,322)       $   (45,033)
                                               -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED) ASSETS
   Investments at value (Cost $13,295,927) ......................   $15,960,722
   Receivable for securities sold ...............................       171,124
   Receivable from investment manager ...........................        19,303
   Dividends, interest and other receivables ....................        11,765
   Receivable for Fund shares sold ..............................         6,614
   Other assets .................................................        22,056
                                                                    -----------
      Total assets ..............................................    16,191,584
                                                                    -----------
   LIABILITIES
   Overdraft payable (Foreign Cash $33) .........................        23,701
   Payable for securities purchased .............................       223,012
   Administrative fees payable ..................................        13,785
   Payable for Fund shares redeemed .............................         6,943
   Distribution fees payable ....................................         4,671
   Accrued expenses .............................................        44,991
                                                                    -----------
      Total liabilities .........................................       317,103
                                                                    -----------
   NET ASSETS ...................................................   $15,874,481
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $14,719,171
   Accumulated overdistributed net investment income ............       (87,279)
   Accumulated undistributed net realized loss ..................    (1,422,206)
   Unrealized appreciation on investments .......................     2,664,795
                                                                    -----------
   Net assets ...................................................   $15,874,481
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share,
      $3,892,844 / 370,094 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $     10.52
   Maximum sales charge (5.50% of offering price) ...............          0.61
                                                                    -----------
   Maximum offering price to public .............................   $     11.13
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per
      share, $3,960,407 / 380,654 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $     10.40
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per
      share, $480,765 / 46,242 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $     10.40
   Maximum sales charge (1.00% of offering price) ...............          0.11
                                                                    -----------
   Maximum offering price to public .............................   $     10.51
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $7,540,465 / 715,858 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $     10.53
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $202 foreign withholding tax) ..............   $   106,258
   Interest .....................................................           850
                                                                    -----------
      Total income ..............................................       107,108
                                                                    -----------
   EXPENSES
   Investment management fees ...................................        97,074
   Administrative fees ..........................................        81,962
   Transfer agent fees ..........................................        68,946
   Professional fees ............................................        25,952
   Custodian fees ...............................................        24,488
   Registration and filing expenses .............................         8,972
   Printing and mailing expenses ................................         6,907
   Trustees' fees ...............................................         4,471
   Distribution fees - Class A ..................................         5,128
   Distribution fees - Class B ..................................        20,010
   Distribution fees - Class C ..................................         2,478
   Miscellaneous ................................................         6,004
                                                                    -----------
      Gross expenses ............................................       352,392
   Less: Waiver of investment management fees ...................       (97,074)
      Reimbursement from investment manager .....................      (110,366)
      Fees paid indirectly ......................................        (6,716)
                                                                    -----------
   Net expenses .................................................       138,236
                                                                    -----------
   NET INVESTMENT LOSS ..........................................       (31,128)
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain on:
   Securities ...................................................     1,140,898
   Foreign currency transactions ................................            26
                                                                    -----------
   Net realized gain ............................................     1,140,924
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...................................................        29,712
   Foreign currency translations ................................            (1)
                                                                    -----------
   Net change in unrealized appreciation ........................        29,711
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN .............................     1,170,635
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 1,139,507
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                           APRIL 30, 2004      YEAR ENDED
                                                            (UNAUDITED)     OCTOBER 31, 2003
                                                         ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment loss ..................................      $   (31,128)       $   (38,439)
Net realized gain (loss) on investments
   and foreign currency transactions .................        1,140,924           (146,021)
Net change in unrealized appreciation on
   investments and foreign currency
   translations ......................................           29,711          4,099,830
                                                            -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................        1,139,507          3,915,370
                                                            -----------        -----------
DIVIDENDS:
Dividends from net investment income
Class A ..............................................             --              (15,693)
Class B ..............................................             --               (1,735)
Class C ..............................................             --                 (376)
Class Z ..............................................           (9,982)           (52,162)
                                                            -----------        -----------
TOTAL DIVIDENDS ......................................           (9,982)           (69,966)
                                                            -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL
SHARE TRANSACTIONS ...................................         (192,980)            22,592
                                                            -----------        -----------
TOTAL INCREASE IN NET ASSETS .........................          936,545          3,867,996
NET ASSETS:
Beginning of period ..................................       14,937,936         11,069,940
                                                            -----------        -----------
End of period (a) ....................................      $15,874,481        $14,937,936
                                                            ===========        ===========
----------
(a) Includes accumulated overdistributed net
investment income of .................................      $   (87,279)       $   (46,169)
                                                            -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $9,986,861) .......................   $11,790,268
   Cash (Foreign Cash $82,901) ..................................        95,656
   Receivable for securities sold ...............................       152,611
   Dividends, interest and other receivables ....................        57,375
   Receivable from investment manager ...........................        26,164
   Receivable for Fund shares sold ..............................         3,089
   Other assets .................................................        36,296
                                                                    -----------
      Total assets ..............................................    12,161,459
                                                                    -----------
   LIABILITIES
   Payable for securities purchased .............................       102,746
   Administrative fees payable ..................................        13,201
   Payable for Fund shares redeemed .............................        10,252
   Distribution fees payable ....................................         3,123
   Variation margin payable on futures contracts and
      options on futures ........................................           360
   Accrued expenses .............................................        66,750
                                                                    -----------
      Total liabilities .........................................       196,432
                                                                    -----------
   NET ASSETS ...................................................   $11,965,027
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $10,704,377
   Accumulated overdistributed net investment income ............       (44,097)
   Accumulated undistributed net realized loss ..................      (498,672)
   Unrealized appreciation on investments .......................     1,803,419
                                                                    -----------
      Net assets ................................................   $11,965,027
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share,
      $1,819,892 / 166,349 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $     10.94
   Maximum sales charge (5.50% of offering price) ...............          0.64
                                                                    -----------
   Maximum offering price to public .............................   $     11.58
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per
      share, $2,871,728 / 263,472 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $     10.90
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per
      share, $362,259 / 33,225 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $     10.90
   Maximum sales charge (1.00% of offering price) ...............          0.11
                                                                    -----------
   Maximum offering price to public .............................   $     11.01
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $6,911,148 / 630,424 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $     10.96
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $9,667 foreign withholding tax) ............   $   118,023
      Interest ..................................................         1,874
                                                                    -----------
      Total income ..............................................       119,897
                                                                    -----------
   EXPENSES
   Administrative fees ..........................................        78,527
   Investment management fees ...................................        67,148
   Custodian fees ...............................................        62,592
   Transfer agent fees ..........................................        62,512
   Professional fees ............................................        24,008
   Registration and filing fees .................................         8,972
   Printing and mailing expenses ................................         4,985
   Trustees' fees ...............................................         3,307
   Distribution fees - Class A ..................................         2,222
   Distribution fees - Class B ..................................        14,061
   Distribution fees - Class C ..................................         1,700
   Miscellaneous ................................................         4,635
                                                                    -----------
   Gross expenses ...............................................       334,669
   Less: Waiver of investment management fees ...................       (67,148)
      Reimbursement from investment manager .....................      (153,147)
      Fees paid indirectly ......................................       (26,224)
                                                                    -----------
   Net expenses .................................................        88,150
                                                                    -----------
   NET INVESTMENT INCOME ........................................        31,747
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................       620,261
   Futures ......................................................           (85)
   Foreign currency transactions ................................       (10,494)
                                                                    -----------
      Net realized gain .........................................       609,682
                                                                    -----------
   Change in unrealized appreciation on:
   Securities ...................................................       681,139
   Futures ......................................................           226
   Foreign currency translations ................................         9,777
                                                                    -----------
      Net change in unrealized appreciation .....................       691,142
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN .............................     1,300,824
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $ 1,332,571
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2004       YEAR ENDED
                                                           (UNAUDITED)      OCTOBER 31, 2003
                                                         ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment income ................................     $    31,747        $    43,090
Net realized gain (loss) on investments
   and foreign currency transactions .................         609,682           (679,787)
Net change in unrealized appreciation on
   investments and foreign currency
   translations ......................................         691,142          2,743,292
                                                           -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................       1,332,571          2,106,595
                                                           -----------        -----------
DIVIDENDS:
Dividends from net investment income
Class A ..............................................          (8,901)           (14,874)
Class B ..............................................            --               (8,469)
Class C ..............................................            --                 (973)
Class Z ..............................................         (49,994)           (71,959)
                                                           -----------        -----------
TOTAL DIVIDENDS ......................................         (58,895)           (96,275)
                                                           -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS ......................         236,368            303,729
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS .........................       1,510,044          2,314,049
NET ASSETS:
Beginning of period ..................................      10,454,983          8,140,934
                                                           -----------        -----------
End of period (a) ....................................     $11,965,027        $10,454,983

----------
(a) Includes accumulated overdistributed net
investment income of .................................     $   (44,097)       $   (16,949)
                                                           -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $6,720,681) .......................   $ 6,867,418
   Cash .........................................................         8,913
   Receivable for securities sold ...............................       117,662
   Receivable from investment manager ...........................        23,762
   Receivable for Fund shares sold ..............................         2,126
   Dividends, interest and other receivables ....................           835
   Other assets .................................................        20,951
                                                                    -----------
      Total assets ..............................................     7,041,667
                                                                    -----------
   LIABILITIES
   Payable for securities purchased .............................        71,854
   Administrative fees payable ..................................        12,514
   Options written, at value (Premiums received $5,306) .........         6,555
   Distribution fees payable ....................................           871
   Accrued expenses .............................................        45,265
                                                                    -----------
      Total liabilities .........................................       137,059
                                                                    -----------
   NET ASSETS ...................................................   $ 6,904,608
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $ 7,666,479
   Accumulated overdistributed net investment income ............       (98,455)
   Accumulated undistributed net realized loss ..................      (808,897)
   Unrealized appreciation on investments .......................       145,481
                                                                    -----------
      Net assets ................................................   $ 6,904,608
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share,
      $529,734 / 61,372 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      8.63
   Maximum sales charge (5.50% of offering price) ...............          0.50
                                                                    -----------
   Maximum offering price to public .............................   $      9.13
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per
      share, $786,625 / 92,533 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $      8.50
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per
      share, $65,853 / 7,748 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      8.50
   Maximum sales charge (1.00% of offering price) ...............          0.09
                                                                    -----------
   Maximum offering price to public .............................   $      8.59
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $5,522,396 / 638,243 shares outstanding
      (unlimited amount authorized: $0.001 par value) ...........   $      8.65
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $256 foreign withholding tax) ..............   $     5,860
   Interest .....................................................           911
                                                                    -----------
      Total income ..............................................         6,771
                                                                    -----------
   EXPENSES
   Administrative fees ..........................................        75,388
   Transfer agent fees ..........................................        56,739
   Investment management fees ...................................        49,148
   Custodian fees ...............................................        25,843
   Professional fees ............................................        22,341
   Registration and filing fees .................................         8,972
   Printing and mailing expenses ................................         3,232
   Trustees' fees ...............................................         2,281
   Distribution fees - Class A ..................................           662
   Distribution fees - Class B ..................................         4,704
   Distribution fees - Class C ..................................           332
   Miscellaneous ................................................         3,540
                                                                    -----------
      Gross expenses ............................................       253,182
   Less: Waiver of investment management fees ...................       (49,148)
      Reimbursement from investment manager .....................      (134,059)
      Fees paid indirectly ......................................       (10,238)
                                                                    -----------
      Net expenses ..............................................        59,737
                                                                    -----------
   NET INVESTMENT LOSS ..........................................       (52,966)
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities ...................................................       862,148
   Options written ..............................................       (33,561)
   Foreign currency transactions ................................          (367)
                                                                    -----------
      Net realized gain .........................................       828,220
                                                                    -----------
   Change in unrealized depreciation on:
   Securities ...................................................    (1,132,740)
   Options written ..............................................        (1,249)
   Foreign currency translations ................................           (12)
                                                                    -----------
      Net change in unrealized depreciation .....................    (1,134,001)
                                                                    -----------
   NET REALIZED AND UNREALIZED LOSS .............................      (305,781)
                                                                    -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $  (358,747)
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2004       YEAR ENDED
                                                           (UNAUDITED)      OCTOBER 31, 2003
                                                         ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment loss ..................................      $   (52,966)       $  (87,006)
Net realized gain on investments and
   foreign currency transactions .....................          828,220           209,125
Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations .....................       (1,134,001)        2,545,677
                                                            -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ............................         (358,747)        2,667,796
                                                            -----------        ----------
DIVIDENDS:
Dividends from net investment income
Class A ..............................................             --                (662)
Class B ..............................................             --                (493)
Class C ..............................................             --                 (56)
Class Z ..............................................           (2,033)          (19,696)
                                                            -----------        ----------
TOTAL DIVIDENDS ......................................           (2,033)          (20,907)
                                                            -----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL
SHARE TRANSACTIONS ...................................         (285,994)          722,196
                                                            -----------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............         (646,774)        3,369,085
NET ASSETS:
Beginning of period ..................................        7,551,382         4,182,297
                                                            -----------        ----------
End of period (a) ....................................      $ 6,904,608        $7,551,382
                                                            ===========        ==========

----------
(a) Includes accumulated overdistributed net
   investment income of ..............................      $   (98,455)       $  (43,456)
                                                            -----------        ----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $7,962,502) .....................      $8,727,141
   Cash (Foreign Cash $5,694) .................................          28,510
   Receivable for securities sold .............................          99,086
   Receivable from investment manager .........................          21,768
   Dividends, interest and other receivables ..................          10,067
   Receivable for Fund shares sold ............................           5,231
   Other assets ...............................................          20,941
                                                                     ----------
      Total assets ............................................       8,912,744
                                                                     ----------
   LIABILITIES
   Payable for securities purchased ...........................          93,399
   Administrative fees payable ................................          12,728
   Distribution fees payable ..................................           1,378
   Accrued expenses ...........................................          40,549
                                                                     ----------
      Total liabilities .......................................         148,054
                                                                     ----------
   NET ASSETS .................................................      $8,764,690
                                                                     ==========
   Net assets were comprised of:
   Paid in capital ............................................      $8,031,148
   Accumulated overdistributed net investment income ..........         (88,735)
   Accumulated undistributed net realized gain ................          57,703
   Unrealized appreciation on investments .....................         764,574
                                                                     ----------
      Net assets ..............................................      $8,764,690
                                                                     ==========
   CLASS A
   Net asset value and redemption price per share,
      $855,291 / 80,273 shares outstanding (unlimited
      amount authorized: $0.001 par value)  ...................      $    10.65
   Maximum sales charge (5.50% of offering price) .............            0.62
                                                                     ----------
   Maximum offering price to public ...........................      $    11.27
                                                                     ==========
   CLASS B
   Net asset value, offering and redemption price per share,
      $1,334,026 / 126,696 shares outstanding (unlimited amount
      authorized: $0.001 par value) ...........................      $    10.53
                                                                     ==========
   CLASS C
   Net asset value, offering and redemption price per share,
      $113,079 / 10,735 shares outstanding  (unlimited amount
      authorized: $0.001 par value) ...........................      $    10.53
   Maximum sales charge (1.00% of offering price) .............            0.11
                                                                     ----------
   Maximum offering price to public ...........................      $    10.64
                                                                     ==========
   CLASS Z
   Net asset value, offering and redemption price per
      share, $6,462,294 / 604,152 shares outstanding
      (unlimited amount authorized: $0.001 par value) .........      $    10.70
                                                                     ==========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Dividends (net of $1,004 foreign withholding tax)  .........      $   34,004
   Interest ...................................................           1,794
                                                                     ----------
   Total income ...............................................          35,798
                                                                     ----------
   EXPENSES
   Administrative fees ........................................          76,112
   Transfer agent fees ........................................          59,070
   Investment management fees .................................          55,329
   Professional fees ..........................................          22,691
   Custodian fees .............................................          20,673
   Registration and filing fees ...............................           8,972
   Printing and mailing expenses ..............................           3,634
   Trustees' fees .............................................           2,503
   Distribution fees - Class A ................................           1,119
   Distribution fees - Class B ................................           6,387
   Distribution fees - Class C ................................             679
   Miscellaneous ..............................................           3,789
                                                                     ----------
      Gross expenses ..........................................         260,958
   Less: Waiver of investment management fees .................         (55,329)
         Reimbursement from investment manager ................        (125,116)
         Fees paid indirectly .................................          (2,911)
                                                                     ----------
      Net expenses ............................................          77,602
                                                                     ----------
   NET INVESTMENT LOSS ........................................         (41,804)
                                                                     ----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities .................................................         806,307
   Foreign currency transactions ..............................             (30)
                                                                     ----------
      Net realized gain .......................................         806,277
                                                                     ----------
   Change in unrealized appreciation on:
   Securities .................................................         301,827
   Foreign currency translations ..............................              70
                                                                     ----------
      Net change in unrealized appreciation ...................         301,897
                                                                     ----------
   NET REALIZED AND UNREALIZED GAIN ...........................       1,108,174
                                                                     ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      $1,066,370
                                                                     ==========

                                                 SIX MONTHS ENDED
                                                  APRIL 30, 2004       YEAR ENDED
                                                   (UNAUDITED)      OCTOBER 31, 2003
                                                 ----------------   ----------------
STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS FROM
   OPERATIONS:
Net investment loss ..........................      $  (41,804)        $  (62,801)
Net realized gain on investments and
   foreign currency transactions .............         806,277              8,948
Net change in unrealized appreciation on
   investments and foreign currency
   translations ..............................         301,897          1,156,439
                                                    ----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ................................       1,066,370          1,102,586
                                                    ----------         ----------
DIVIDENDS:
Dividends from net investment income
Class A ......................................              --             (2,688)
Class B ......................................              --               (581)
Class C ......................................              --               (133)
Class Z ......................................          (2,773)           (34,571)
                                                    ----------         ----------
TOTAL DIVIDENDS ..............................          (2,773)           (37,973)
                                                    ----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..............................         (60,964)           164,801
                                                    ----------         ----------
TOTAL INCREASE IN NET ASSETS .................       1,002,633          1,229,414
NET ASSETS:
Beginning of period ..........................       7,762,057          6,532,643
                                                    ----------         ----------
End of period (a) ............................      $8,764,690         $7,762,057
                                                    ==========         ==========

----------
(a) Includes accumulated overdistributed net
    investment income of .....................      $  (88,735)        $  (44,158)
                                                    ----------         ----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Cost $44,432,677).......................   $44,147,120
   Cash (Foreign Cash $213,473)..................................       385,163
   Receivable for forward commitments............................     1,706,160
   Dividends, interest and other receivables.....................       234,234
   Variation margin receivable on futures contracts and options
      on futures.................................................        12,522
   Receivable from investment manager............................        10,133
   Receivable for Fund shares sold...............................         4,020
   Receivable for securities sold................................         3,184
   Unrealized appreciation of forward foreign currency contracts            102
   Other assets..................................................        25,236
                                                                    -----------
      Total assets...............................................    46,527,874
                                                                    -----------
   LIABILITIES
   Payable for forward commitments...............................     6,269,910
   Payable for securities purchased..............................       412,061
   Payable for Fund shares redeemed..............................        93,390
   Options written, at value (Premiums received $35,097).........        21,387
   Administrative fees payable...................................        14,396
   Distribution fees payable.....................................         8,813
   Trustees' fees payable........................................           240
   Accrued expenses..............................................        71,994
                                                                    -----------
      Total liabilities..........................................     6,892,191
                                                                    -----------
   NET ASSETS....................................................   $39,635,683
                                                                    ===========
   Net assets were comprised of:
   Paid in capital...............................................   $39,760,106
   Accumulated overdistributed net investment income.............      (110,671)
   Accumulated undistributed net realized gain...................       252,094
   Unrealized depreciation on investments........................      (265,846)
                                                                    -----------
      Net assets.................................................   $39,635,683
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share,
      $4,622,292 / 463,928 shares outstanding (unlimited amount
      authorized: $0.001 par value)..............................   $      9.96
   Maximum sales charge (4.50% of offering price)................          0.47
                                                                    -----------
   Maximum offering price to public..............................   $     10.43
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per share,
      $8,067,428 / 811,594 shares outstanding (unlimited amount
      authorized: $0.001 par value)..............................   $      9.94
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per share,
      $1,216,227 / 122,438 shares outstanding (unlimited amount
      authorized: $0.001 par value)..............................   $      9.93
   Maximum sales charge (1.00% of offering price)................          0.10
                                                                    -----------
   Maximum offering price to public..............................   $     10.03
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per share,
      $25,729,736 / 2,582,004 shares outstanding (unlimited
      amount authorized: $0.001 par value).......................   $      9.97
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Interest......................................................   $   727,058
                                                                    -----------
   EXPENSES
   Investment management fees....................................       143,734
   Administrative fees...........................................        83,559
   Transfer agent fees...........................................        68,782
   Custodian fees................................................        41,885
   Professional fees.............................................        33,521
   Printing and mailing expenses.................................        17,591
   Trustees' fees................................................        11,042
   Registration and filing fees..................................         8,980
   Distribution fees - Class A...................................         5,682
   Distribution fees - Class B...................................        44,803
   Distribution fees - Class C...................................         6,880
   Miscellaneous.................................................        16,181
                                                                    -----------
      Gross expenses.............................................       482,640
   Less: Waiver of investment management fees....................      (143,734)
         Reimbursement from investment manager...................      (117,361)
                                                                    -----------
      Net expenses...............................................       221,545
                                                                    -----------
   NET INVESTMENT INCOME.........................................       505,513
                                                                    -----------
   REALIZED AND UNREALIZED GAIN (LOSS)
   Realized gain (loss) on:
   Securities....................................................       369,524
   Options written...............................................        28,121
   Futures.......................................................      (114,636)
   Foreign currency transactions.................................        (3,275)
                                                                    -----------
      Net realized gain..........................................       279,734
                                                                    -----------
   Change in unrealized appreciation (depreciation) on:
   Securities....................................................      (448,631)
   Securities sold short.........................................         2,852
   Options written...............................................         4,543
   Futures.......................................................        51,731
   Foreign currency translations.................................        (2,945)
                                                                    -----------
      Net change in unrealized depreciation......................      (392,450)
                                                                    -----------
   NET REALIZED AND UNREALIZED LOSS..............................      (112,716)
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS...............................................   $   392,797
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2004       YEAR ENDED
                                                            (UNAUDITED)     OCTOBER 31, 2003
                                                         ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income.................................     $   505,513        $  1,173,516
Net realized gain on investments and
   foreign currency transactions......................         279,734           1,259,288
Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations......................        (392,450)            194,365
                                                           -----------        ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS....................................         392,797           2,627,169
                                                           -----------        ------------
DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A...............................................         (86,422)           (174,240)
Class B...............................................        (138,756)           (261,302)
Class C...............................................         (21,985)            (51,319)
Class Z...............................................        (536,310)         (1,068,921)
                                                           -----------        ------------
                                                              (783,473)         (1,555,782)
                                                           -----------        ------------
Distributions from net realized capital
   gains
Class A...............................................         (82,666)            (98,976)
Class B...............................................        (168,728)           (180,354)
Class C...............................................         (27,625)            (40,036)
Class Z...............................................        (482,544)           (571,064)
                                                           -----------        ------------
                                                              (761,563)           (890,430)
                                                           -----------        ------------
TOTAL DIVIDENDS AND DISTRIBUTIONS.....................      (1,545,036)         (2,446,212)
                                                           -----------        ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS....................      (1,499,428)         (2,231,579)
                                                           -----------        ------------
TOTAL DECREASE IN NET ASSETS..........................      (2,651,667)         (2,050,622)
NET ASSETS:
Beginning of period...................................      42,287,350          44,337,972
                                                           -----------        ------------
End of period (a).....................................     $39,635,683        $ 42,287,350
                                                           ===========        ============

----------
(a) Includes accumulated undistributed
   (overdistributed) net investment income
   of.................................................     $  (110,671)       $    167,289
                                                           -----------        ------------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)
   ASSETS
   Investments at value (Amortized cost $11,033,305) ............   $11,033,305
   Cash .........................................................            16
   Receivable from investment manager ...........................        15,831
   Dividends, interest and other receivables ....................        15,181
   Other assets .................................................        21,233
                                                                    -----------
      Total assets ..............................................    11,085,566
                                                                    -----------
   LIABILITIES
   Dividends payable ............................................         5,239
   Administrative fees payable ..................................         4,489
   Distribution fees payable ....................................           989
   Accrued expenses .............................................        32,163
                                                                    -----------
      Total liabilities .........................................        42,880
                                                                    -----------
   NET ASSETS ...................................................   $11,042,686
                                                                    ===========
   Net assets were comprised of:
   Paid in capital ..............................................   $11,037,820
   Accumulated undistributed net investment income ..............         4,865
   Accumulated undistributed net realized gain ..................             1
                                                                    -----------
      Net assets ................................................   $11,042,686
                                                                    ===========
   CLASS A
   Net asset value and redemption price per share, $111,999 /
      111,993 shares outstanding (unlimited amount authorized:
      $0.001 par value) .........................................   $      1.00
                                                                    ===========
   CLASS B
   Net asset value, offering and redemption price per share,
      $924,186 / 924,183 shares outstanding (unlimited amount
      authorized: $0.001 par value) .............................   $      1.00
                                                                    ===========
   CLASS C
   Net asset value, offering and redemption price per share,
      $80,036 / 80,035 shares outstanding (unlimited amount
      authorized: $0.001 par value) .............................   $      1.00
                                                                    ===========
   CLASS Z
   Net asset value, offering and redemption price per share,
      $9,926,465 / 9,926,424 shares outstanding (unlimited
      amount authorized: $0.001 par value) ......................   $      1.00
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)
   INVESTMENT INCOME
   Interest .....................................................   $   107,709
                                                                    -----------
   EXPENSES
   Transfer agent fees ..........................................        54,013
   Investment management fees ...................................        27,600
   Administrative fees ..........................................        25,821
   Professional fees ............................................        20,568
   Registration and filing fees .................................         8,972
   Printing and mailing expenses ................................         4,688
   Custodian fees ...............................................         3,245
   Trustees' fees ...............................................         3,168
   Distribution fees - Class A ..................................           257
   Distribution fees - Class B ..................................         4,387
   Distribution fees - Class C ..................................           420
   Miscellaneous ................................................         5,194
                                                                    -----------
      Gross expenses ............................................       158,333
   Less:  Waiver of investment management fees ..................       (27,600)
         Reimbursement from investment manager ..................       (87,032)
                                                                    -----------
      Net expenses ..............................................        43,701
                                                                    -----------
   NET INVESTMENT INCOME ........................................        64,008
                                                                    -----------
   REALIZED GAIN
   Realized gain on securities ..................................             1
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $    64,009
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
                                                          APRIL 30, 2004       YEAR ENDED
                                                           (UNAUDITED)      OCTOBER 31, 2003
                                                         ----------------   ----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ................................      $    64,008        $   128,823
Net realized gain on investments .....................                1                 51
                                                            -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...................................           64,009            128,874
                                                            -----------        -----------
DIVIDENDS:
Dividends from net investment income
Class A ..............................................           (1,028)            (2,545)
Class B ..............................................           (1,102)            (1,878)
Class C ..............................................             (106)              (582)
Class Z ..............................................          (61,772)          (123,824)
                                                            -----------        -----------
TOTAL DIVIDENDS ......................................          (64,008)          (128,829)
                                                            -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........................          158,391           (391,007)
                                                            -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............          158,392           (390,962)
NET ASSETS:
Beginning of period ..................................       10,884,294         11,275,256
                                                            -----------        -----------
End of period (a) ....................................      $11,042,686        $10,884,294
                                                            ===========        ===========

----------
(a) Includes accumulated undistributed net investment
   income of .........................................      $     4,865        $     4,865
                                                            -----------        -----------

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
LOGO
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 8.64        $ 7.05        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.03)        (0.05)         (0.05)
   Net realized and unrealized gain (loss)
      on investments .................................        0.17          1.69          (2.90)
                                                            ------        ------        -------
   Total from investment operations ..................        0.14          1.64          (2.95)
                                                            ------        ------        -------
   LESS DISTRIBUTIONS:
   Dividends from net investment income ..............          --         (0.05)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 8.78        $ 8.64        $  7.05
                                                            ======        ======        =======
Total return (b)+ ....................................        1.62%        23.38%        (29.50)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $2,207        $2,199        $ 1,429
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.45%         1.45%          1.45%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        1.41%         1.42%          1.40%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        5.01%         5.98%          6.71%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (0.81)%       (0.66)%        (0.74)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (0.77)%       (0.63)%        (0.69)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (4.37)%       (5.19)%        (6.00)%
Portfolio turnover rate ..............................          25%           31%            26%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment loss ..........      $ 0.16        $ 0.34        $  0.34

                                                                         CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 8.56        $ 7.00        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.07)        (0.10)         (0.10)
   Net realized and unrealized gain (loss)
      on investments .................................        0.18          1.67          (2.90)
                                                            ------        ------        -------
      Total from investment operations ...............        0.11          1.57          (3.00)
                                                            ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........          --         (0.01)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 8.67        $ 8.56        $  7.00
                                                            ======        ======        =======
Total return (b)+ ....................................        1.29%        22.37%        (30.00)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $  289        $  325        $   243
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.20%         2.20%          2.20%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        2.16%         2.17%          2.15%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        5.76%         6.73%          7.46%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (1.56)%       (1.41)%        (1.49)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (1.52)%       (1.38)%        (1.44)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (5.12)%       (5.94)%        (6.75)%
Portfolio turnover rate ..............................          25%           31%            26%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment loss ..........      $ 0.16        $ 0.34        $  0.34

                                                                         CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 8.57        $ 7.00        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.07)        (0.10)         (0.10)
   Net realized and unrealized gain (loss)
      on investments .................................        0.18          1.68          (2.90)
                                                            ------        ------        -------
      Total from investment operations ...............        0.11          1.58          (3.00)
                                                            ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........          --         (0.01)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 8.68        $ 8.57        $  7.00
                                                            ======        ======        =======
Total return (b)+ ....................................        1.28%        22.52%        (30.00)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $2,742        $2,497        $ 1,732
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.20%         2.20%          2.20%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        2.16%         2.17%          2.15%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        5.76%         6.73%          7.46%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (1.56)%       (1.41)%        (1.49)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (1.52)%       (1.38)%        (1.44)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (5.12)%       (5.94)%        (6.75)%
Portfolio turnover rate ..............................          25%           31%            26%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment loss ..........      $ 0.16        $ 0.34        $  0.34

                                                                         CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 8.65        $ 7.06        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.02)        (0.03)         (0.03)
   Net realized and unrealized gain (loss)
      on investments .................................        0.18          1.69          (2.91)
                                                            ------        ------        -------
      Total from investment operations ...............        0.16          1.66          (2.94)
                                                            ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........       (0.01)        (0.07)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 8.80        $ 8.65        $  7.06
                                                            ======        ======        =======
Total return (b)+ ....................................        1.83%        23.66%        (29.40)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $5,896        $6,028        $ 4,567
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.20%         1.20%          1.20%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        1.16%         1.17%          1.15%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        4.76%         5.73%          6.46%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (0.56)%       (0.41)%        (0.49)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (0.52)%       (0.38)%        (0.44)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (4.12)%       (4.94)%        (5.75)%
Portfolio turnover rate ..............................          25%           31%            26%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment loss ..........      $ 0.16        $ 0.34        $  0.36

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.27        $ 7.75        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................          --#         0.01             --#
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        0.46          1.62          (2.25)
                                                            ------        ------        -------
      Total from investment operations ...............        0.46          1.63          (2.25)
                                                            ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........          --         (0.11)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 9.73        $ 9.27        $  7.75
                                                            ======        ======        =======
Total return (b)+ ....................................        4.96%        21.29%        (22.50)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $2,300        $2,011        $ 1,335
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.45%         1.45%          1.45%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        1.39%         1.44%          1.38%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        4.61%         5.56%          6.08%
Ratio of net investment income (loss) to average
   net assets:
   After waivers and reimbursements (a) ..............        0.01%         0.13%          0.06%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        0.07%         0.14%          0.13%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (3.15)%       (3.98)%        (4.56)%
Portfolio turnover rate ..............................          30%           56%            39%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment
      income (loss) ..................................      $ 0.15        $ 0.34        $  0.32

                                                                         CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.21        $ 7.69        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................       (0.03)        (0.05)         (0.05)
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        0.45          1.62          (2.26)
                                                            ------        ------        -------
   Total from investment operations ..................        0.42          1.57          (2.31)
                                                            ------        ------        -------
   LESS DISTRIBUTIONS:
   Dividends from net investment income ..............          --         (0.05)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 9.63        $ 9.21        $  7.69
                                                            ======        ======        =======
Total return (b)+ ....................................        4.56%        20.53%        (23.10)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $  424        $  408        $   293
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.20%         2.20%          2.20%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        2.14%         2.19%          2.13%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        5.36%         6.31%          6.83%
Ratio of net investment income (loss) to average
   net assets:
   After waivers and reimbursements (a) ..............       (0.74)%       (0.62)%        (0.69)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (0.68)%       (0.61)%        (0.62)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (3.90)%       (4.73)%        (5.31)%
Portfolio turnover rate ..............................          30%           56%            39%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment
   income (loss) .....................................      $ 0.15        $ 0.34        $  0.33

                                                                         CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.21        $ 7.70        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................       (0.03)        (0.05)         (0.05)
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        0.45          1.61          (2.25)
                                                            ------        ------        -------
   Total from investment operations ..................        0.42          1.56          (2.30)
                                                            ------        ------        -------
   LESS DISTRIBUTIONS:
   Dividends from net investment income ..............          --         (0.05)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 9.63        $ 9.21        $  7.70
                                                            ======        ======        =======
Total return (b)+ ....................................        4.56%        20.37%        (23.00)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $3,127        $2,765        $ 2,010
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.20%         2.20%          2.20%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        2.14%         2.19%          2.13%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        5.36%         6.31%          6.83%
Ratio of net investment income (loss) to average
   net assets:
   After waivers and reimbursements (a) ..............       (0.74)%       (0.62)%        (0.69)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (0.68)%       (0.61)%        (0.62)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (3.90)%       (4.73)%        (5.31)%
Portfolio turnover rate ..............................          30%           56%            39%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment
      income (loss) ..................................      $ 0.15        $ 0.34        $  0.33

                                                                         CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.28        $ 7.76        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................        0.02          0.03           0.02
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        0.46          1.62          (2.26)
                                                            ------        ------        -------
   Total from investment operations ..................        0.48          1.65          (2.24)
                                                            ------        ------        -------
   LESS DISTRIBUTIONS:
   Dividends from net investment income ..............       (0.01)        (0.13)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $ 9.75        $ 9.28        $  7.76
                                                            ======        ======        =======
Total return (b)+ ....................................        5.14%        21.57%        (22.40)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $7,049        $6,776        $ 5,248
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.20%         1.20%          1.20%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        1.14%         1.19%          1.13%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................        4.36%         5.31%          5.83%
Ratio of net investment income (loss) to average
   net assets:
   After waivers and reimbursements (a) ..............        0.26%         0.38%          0.31%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        0.32%         0.39%          0.38%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (2.90)%       (3.73)%        (4.31)%
Portfolio turnover rate ..............................          30%           56%            39%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment
      income (loss) ..................................      $ 0.15        $ 0.34        $  0.34

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                          CLASS A
                                                         ----------------------------------------
                                                         SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.51        $ 7.99        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................        0.04          0.07           0.04
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        1.00          1.60          (2.05)
                                                            ------        ------        -------
      Total from investment operations ...............        1.04          1.67          (2.01)
                                                            ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........       (0.05)        (0.15)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $10.50        $ 9.51        $  7.99
                                                            ======        ======        =======
Total return (b)+ ....................................       11.12%        21.11%        (20.10)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $2,286        $1,990        $ 1,364
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.45%         1.45%          1.45%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        1.22%         1.35%          1.35%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        4.80%         5.80%          6.19%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............        0.47%         0.68%          0.47%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        0.70%         0.78%          0.57%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       (2.88)%       (3.67)%        (4.26)%
Portfolio turnover rate ..............................          66%          148%           123%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................      $ 0.17        $ 0.37        $  0.35

                                                                          CLASS C
                                                         ----------------------------------------
                                                         SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)      2003(C)       2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.46        $ 7.95        $10.00
                                                            ------        ------        ------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................         --#           --#         (0.02)
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        1.01          1.60         (2.03)
                                                            ------        ------        ------
      Total from investment operations ...............        1.01          1.60         (2.05)
                                                            ------        ------        ------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........          --         (0.09)           --
                                                            ------        ------        ------
Net asset value, end of period .......................      $10.47        $ 9.46        $ 7.95
                                                            ======        ======        ======
Total return (b)+ ....................................       10.68%        20.28%       (20.50)%
                                                            ======        ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $  424        $  386        $  315
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.20%         2.20%         2.20%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        1.97%         2.10%         2.10%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        5.55%         6.55%         6.94%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (0.28)%       (0.07)%       (0.28)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       (0.05)%        0.03%        (0.18)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       (3.63)%       (4.42)%       (5.01)%
Portfolio turnover rate ..............................          66%          148%          123%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................      $ 0.17        $ 0.37        $ 0.36

                                                                          CLASS B
                                                         ----------------------------------------
                                                         SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.46        $ 7.96        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................         --#           --#          (0.02)
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        1.00          1.59          (2.02)
                                                            ------        ------        -------
      Total from investment operations ...............        1.00          1.59          (2.04)
                                                            ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........          --         (0.09)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $10.46        $ 9.46        $  7.96
                                                            ======        ======        =======
Total return (b)+ ....................................       10.57%        20.28%        (20.50)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $2,973        $2,818        $ 2,217
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.20%         2.20%          2.20%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        1.97%         2.10%          2.10%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        5.55%         6.55%          6.94%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (0.28)%       (0.07)%        (0.28)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       (0.05)%        0.03%         (0.18)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       (3.63)%       (4.42)%        (5.01)%
Portfolio turnover rate ..............................          66%          148%           123%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................      $ 0.17        $ 0.37        $  0.35

                                                                         CLASS Z
                                                         ----------------------------------------
                                                         SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 9.54        $ 8.02        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................        0.05          0.09           0.06
   Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions ...................................        1.01          1.60          (2.04)
                                                            ------        ------        -------
      Total from investment operations ...............        1.06          1.69          (1.98)
                                                            ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........       (0.08)        (0.17)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $10.52        $ 9.54        $  8.02
                                                            ======        ======        =======
Total return (b)+ ....................................       11.14%        21.47%        (19.80)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................      $6,953        $6,306        $ 5,318
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.20%         1.20%          1.20%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        0.97%         1.10%          1.10%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        4.55%         5.55%          5.94%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............        0.72%         0.93%          0.72%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        0.95%         1.03%          0.82%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       (2.63)%       (3.42)%        (4.01)%
Portfolio turnover rate ..............................          66%          148%           123%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................      $ 0.17        $ 0.37        $  0.36

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 8.47        $ 6.20        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.05)        (0.08)         (0.09)
   Net realized and unrealized gain (loss)
     on investments ..................................       0.18          2.35          (3.71)
                                                           ------        ------        -------
      Total from investment operations ...............       0.13          2.27          (3.80)
                                                           ------        ------        -------
Net asset value, end of period .......................     $ 8.60        $ 8.47        $  6.20
                                                           ======        ======        =======
Total return (b)+  ...................................       1.53%        36.61%        (38.00)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................     $2,711        $2,440        $ 1,409
Ratio of expenses to average net assets:
   After waivers and reimbursements (a)  .............       1.70%         1.70%          1.70%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       1.33%         1.52%          1.62%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       5.05%         6.36%          7.22%
Ratio of net investment income to average net assets:
    After waivers and reimbursements (a)  ............      (1.47)%       (1.29)%        (1.40)%
    After waivers, reimbursements and fees paid
       indirectly (a) ................................      (1.10)%       (1.11)%        (1.32)%
    Before waivers, reimbursements and fees paid
       indirectly (a) ................................      (4.82)%       (5.95)%        (6.92)%
Portfolio turnover rate ..............................         48%          180%           192%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.15        $ 0.32       $  0 .34

                                                                          CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 8.34        $ 6.15        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.08)        (0.13)         (0.13)
   Net realized and unrealized gain (loss) on
      investments ....................................       0.18          2.32          (3.72)
                                                           ------        ------        -------
      Total from investment operations ...............       0.10          2.19          (3.85)
                                                           ------        ------        -------
Net asset value, end of period .......................     $ 8.44        $ 8.34        $  6.15
                                                           ======        ======        =======
Total return (b)+  ...................................       1.20%        35.61%        (38.50)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................     $  376        $  376        $   485
Ratio of expenses to average net assets:
   After waivers and reimbursements (a)  .............       2.45%         2.45%          2.45%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       2.08%         2.27%          2.37%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       5.80%         7.11%          7.97%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a)  .............      (2.22)%       (2.04)    %    (2.15)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................      (1.85)%       (1.86)    %    (2.07)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................      (5.57)%       (6.70)    %    (7.67)%
Portfolio turnover rate ..............................         48%          180%           192%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.15        $ 0.32        $  0.33

                                                                          CLASS B
                                                          ---------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 8.36        $ 6.16       $ 10.00
                                                            ------        ------       -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.08)        (0.13)        (0.13)
   Net realized and unrealized gain (loss) on
      investments ....................................        0.18          2.33         (3.71)
                                                            ------        ------       -------
      Total from investment operations ...............        0.10          2.20         (3.84)
                                                            ------        ------       -------
Net asset value, end of period .......................      $ 8.46        $ 8.36       $  6.16
                                                            ======        ======       =======
Total return (b)+  ...................................        1.20%        35.71%       (38.40)%
                                                            ======        ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................      $3,411        $3,299       $ 2,094
Ratio of expenses to average net assets:
   After waivers and  reimbursements (a)  ............        2.45%         2.45%         2.45%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        2.08%         2.27%         2.37%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        5.80%         7.11%         7.97%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a)  .............       (2.22)%       (2.04)%       (2.15)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       (1.85)%       (1.86)%       (2.07)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       (5.57)%       (6.70)%       (7.67)%
Portfolio turnover rate ..............................          48%          180%          192%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........      $ 0.15        $ 0.32       $  0.33

                                                                          CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................      $ 8.51        $ 6.21       $ 10.00
                                                            ------        ------       -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.04)        (0.06)        (0.08)
   Net realized and unrealized gain (loss) on
      investments ....................................        0.18          2.36         (3.71)
                                                            ------        ------       -------
     Total from investment operations ................        0.14          2.30         (3.79)
                                                            ------        ------       -------
Net asset value, end of period .......................      $ 8.65        $ 8.51       $  6.21
                                                            ======        ======       =======
Total return (b)+  ...................................        1.65%        37.04%       (37.90)%
                                                            ======        ======       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................      $5,921        $5,841       $ 4,155
Ratio of expenses to average net assets:
   After waivers and reimbursements (a)  .............        1.45%         1.45%         1.45%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................        1.08%         1.27%         1.37%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        4.80%         6.11%         6.97%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a)  .............       (1.22)%       (1.04)%       (1.15)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       (0.85)%       (0.86)%       (1.07)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       (4.57)%       (5.70)%       (6.67)%
Portfolio turnover rate ..............................          48%          180%          192%

Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........      $ 0.15        $ 0.32       $  0.36

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                          CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value,
beginning of period ..................................      $ 9.78        $ 7.20        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.02)        (0.02)         (0.03)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..        0.76          2.65          (2.77)
                                                            ------        ------        -------
   Total from investment operations ..................        0.74          2.63          (2.80)
                                                            ------        ------        -------
   LESS DISTRIBUTIONS:
   Dividends from net investment income ..............          --         (0.05)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $10.52        $ 9.78        $  7.20
                                                            ======        ======        =======
Total return (b)+ ....................................        7.57%        36.84%        (28.00)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................      $3,893        $3,770        $ 2,902
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.70%         1.70%          1.70%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        1.62%         1.68%          1.57%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        4.26%         5.43%          5.86%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (0.38)%       (0.25)%        (0.48)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (0.30)%       (0.23)%        (0.35)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (2.94)%       (3.98)%        (4.64)%
Portfolio turnover rate ..............................          33%           78%           112%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........      $ 0.14        $ 0.30        $  0.28

                                                                          CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value,
beginning of period ..................................      $ 9.70        $ 7.15        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.05)        (0.08)         (0.09)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..        0.75          2.64          (2.76)
                                                            ------        ------        -------
   Total from investment operations ..................        0.70          2.56          (2.85)
                                                            ------        ------        -------
   LESS DISTRIBUTIONS:
   Dividends from net investment income ..............          --         (0.01)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $10.40        $ 9.70        $  7.15
                                                            ======        ======        =======
Total return (b)+ ....................................        7.22%        35.76%        (28.50)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................      $  481        $  490        $   550
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.45%         2.45%          2.45%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        2.37%         2.43%          2.32%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        5.01%         6.18%          6.61%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (1.13)%       (1.00)%        (1.23)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (1.05)%       (0.98)%        (1.10)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (3.69)%       (4.73)%        (5.39)%
Portfolio turnover rate ..............................          33 %          78%           112%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........      $ 0.13        $ 0.30        $  0.29

                                                                          CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value,
beginning of period ..................................      $ 9.71        $ 7.15        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................       (0.05)        (0.08)         (0.09)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..        0.74          2.65          (2.76)
                                                            ------        ------        -------
   Total from investment operations ..................        0.69          2.57          (2.85)
   LESS DISTRIBUTIONS:                                      ------        ------        -------
   Dividends from net investment income ..............          --         (0.01)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $10.40        $ 9.71        $  7.15
                                                            ======        ======        =======
Total return (b)+ ....................................        7.11%        35.90%        (28.50)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................      $3,960        $3,661        $ 2,451
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        2.45%         2.45%          2.45%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        2.37%         2.43%          2.32%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        5.01%         6.18%          6.61%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (1.13)%       (1.00)%        (1.23)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (1.05)%       (0.98)%        (1.10)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (3.69)%       (4.73)%        (5.39)%
Portfolio turnover rate ..............................          33 %          78%           112%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........      $ 0.13        $ 0.30        $  0.29

                                                                          CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR       DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value,
beginning of period ..................................      $ 9.79        $ 7.21        $ 10.00
                                                            ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................          --#           --#         (0.02)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..        0.75          2.65          (2.77)
                                                            ------        ------        -------
   Total from investment operations ..................        0.75          2.65          (2.79)
                                                            ------        ------        -------
   LESS DISTRIBUTIONS:
   Dividends from net investment income ..............       (0.01)        (0.07)            --
                                                            ------        ------        -------
Net asset value, end of period .......................      $10.53        $ 9.79        $  7.21
                                                            ======        ======        =======
Total return (b)+ ....................................        7.70%        37.13%        (27.90)%
                                                            ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)  ...................      $7,540        $7,017        $ 5,167
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        1.45%         1.45%          1.45%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................        1.37%         1.43%          1.32%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................        4.01%         5.18%          5.61%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       (0.13)%        0.00%         (0.23)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       (0.05)%        0.02%         (0.10)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       (2.69)%       (3.73)%        (4.39)%
Portfolio turnover rate ..............................          33%           78%           112%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........      $ 0.14        $ 0.30        $  0.30

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.77        $ 7.91        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................       0.03          0.04           0.03
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.19          1.91          (2.12)
                                                           ------        ------        -------
      Total from investment operations ...............       1.22          1.95          (2.09)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........      (0.05)        (0.09)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.94        $ 9.77        $  7.91
                                                           ======        ======        =======
Total return (b)+  ...................................      12.55%        25.02%        (20.90)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $1,820        $1,562        $ 1,059
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.90%         1.90%          1.90%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       1.45%         1.86%          1.86%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       5.67%         7.02%          7.65%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       0.15%         0.49%          0.39%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       0.60%         0.53%          0.43%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (3.62)%       (4.63)%        (5.37)%
Portfolio turnover rate ..............................         32%           92%            27%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................     $ 0.20        $ 0.43        $  0.43

                                                                         CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)       2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.72        $ 7.87        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................      (0.01)        (0.02)         (0.03)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.19          1.91          (2.10)
                                                           ------        ------        -------
      Total from investment operations ...............       1.18          1.89          (2.13)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.04)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.90        $ 9.72        $  7.87
                                                           ======        ======        =======
Total return (b)+  ...................................      12.14%        24.08%        (21.30)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $  362        $  305        $   213
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       2.65%         2.65%          2.65%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       2.20%         2.61%          2.61%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       6.42%         7.77%          8.40%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............      (0.60)%       (0.26)%        (0.36)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................      (0.15)%       (0.22)%        (0.32)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (4.37)%       (5.38)%        (6.12)%
Portfolio turnover rate ..............................         32%           92%            27%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................     $ 0.20        $ 0.43        $  0.44

                                                                          CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.72        $ 7.86        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................      (0.01)        (0.02)         (0.03)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.19          1.92          (2.11)
                                                           ------        ------        -------
      Total from investment operations ...............       1.18          1.90          (2.14)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.04)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.90        $ 9.72        $  7.86
                                                           ======        ======        =======
Total return (b)+  ...................................      12.14%        24.23%        (21.40)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $2,872        $2,423        $ 1,814
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       2.65%         2.65%          2.65%
   After waivers, reimbursements and fees
   paid indirectly (a) ...............................       2.20%         2.61%          2.61%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       6.42%         7.77%          8.40%

Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............      (0.60)%       (0.26)%        (0.36)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................      (0.15)%       (0.22)%        (0.32)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (4.37)%       (5.38)%        (6.12)%
Portfolio turnover rate ..............................         32%           92%            27%

Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................     $ 0.20        $ 0.43        $  0.43

                                                                         CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)       2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.80        $ 7.93        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ......................       0.05          0.07           0.05
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.19          1.91          (2.12)
                                                           ------        ------        -------
      Total from investment operations ...............       1.24          1.98          (2.07)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........      (0.08)        (0.11)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.96        $ 9.80        $  7.93
                                                           ======        ======        =======
Total return (b)+ ....................................      12.69%        25.40%        (20.70)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $6,911        $6,164        $ 5,055
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.65%         1.65%          1.65%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       1.20%         1.61%          1.61%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       5.42%         6.77%          7.40%

Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       0.40%         0.74%          0.64%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       0.85%         0.78%          0.68%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (3.37)%       (4.38)%        (5.12)%
Portfolio turnover rate ..............................         32%           92%            27%

Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income
      (loss) .........................................     $ 0.20        $ 0.43        $  0.44

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.07        $ 5.77        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.07)        (0.12)         (0.10)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..      (0.37)         3.44          (4.13)
                                                           ------        ------        -------
      Total from investment operations ...............      (0.44)         3.32          (4.23)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.02)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $ 8.63        $ 9.07        $  5.77
                                                           ======        ======        =======
Total return (b)+ ....................................      (4.85)%       57.67%        (42.30)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $  530        $  480        $   219
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.95%         1.95%          1.95%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       1.68%         1.92%          1.92%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       6.80%         9.26%          9.38%
   Ratio of net investment income to average net
      assets:
   After waivers and reimbursements (a) ..............      (1.77)%       (1.69)%        (1.69)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................      (1.50)%       (1.66)%        (1.66)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................      (6.62)%       (9.00)%        (9.12)%
Portfolio turnover rate ..............................         90%          125%           154%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.21        $ 0.52        $  0.44

                                                                         CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 8.97        $ 5.74        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.10)        (0.17)         (0.14)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..      (0.37)         3.41          (4.12)
                                                           ------        ------        -------
      Total from investment operations ...............      (0.47)         3.24          (4.26)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.01)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $ 8.50        $ 8.97        $  5.74
                                                           ======        ======        =======
Total return (b)+ ....................................      (5.24)%       56.41%        (42.60)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $   66        $   62        $    41
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       2.70%         2.70%          2.70%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       2.43%         2.67%          2.67%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       7.55%        10.01%         10.13%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............      (2.52)%       (2.44)%        (2.44)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................      (2.25)%       (2.41)%        (2.41)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (7.37)%       (9.75)%        (9.87)%
Portfolio turnover rate ..............................         90%          125%           154%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.21        $ 0.50        $  0.46

                                                                         CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 8.97        $ 5.74        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.10)        (0.17)         (0.14)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..      (0.37)         3.41          (4.12)
                                                           ------        ------        -------
      Total from investment operations ...............      (0.47)         3.24          (4.26)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.01)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $ 8.50        $ 8.97        $  5.74
                                                           ======        ======        =======
Total return (b)+ ....................................      (5.24)%       56.41%        (42.60)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $  787        $1,056        $   429
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       2.70%         2.70%          2.70%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       2.43%         2.67%          2.67%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       7.55%        10.01%         10.13%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............      (2.52)%       (2.44)%        (2.44)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................      (2.25)%       (2.41)%        (2.41)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................      (7.37)%       (9.75)%        (9.87)%
Portfolio turnover rate ..............................         90%          125%           154%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.25        $ 0.51        $  0.43

                                                                         CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.09        $ 5.78        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.06)        (0.10)         (0.09)
   Net realized and unrealized gain  (loss) on
      investments and foreign currency transactions ..      (0.38)         3.44          (4.13)
                                                           ------        ------        -------
      Total from investment operations ...............      (0.44)         3.34          (4.22)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --#        (0.03)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $ 8.65        $ 9.09        $  5.78
                                                           ======        ======        =======
Total return (b)+  ...................................      (4.81)%       58.14%        (42.20)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $5,522        $5,954        $ 3,494
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.70%         1.70%          1.70%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................       1.43%         1.67%          1.67%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................       6.55%         9.01%          9.13%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............      (1.52)%       (1.44)%        (1.44)%
   After waivers, reimbursements and fees paid
      indirectly (a) .................................      (1.25)%       (1.41)%        (1.41)%
   Before waivers, reimbursements and fees paid
      indirectly (a) .................................      (6.37)%       (8.75)%        (8.87)%
Portfolio turnover rate ..............................         90%          125%           154%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.23        $ 0.51        $  0.47

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                        CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.38        $ 8.07        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.05)        (0.08)         (0.08)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.32          1.43          (1.85)
                                                           ------        ------        -------
      Total from investment operations ...............       1.27          1.35          (1.93)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.04)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.65        $ 9.38        $  8.07
                                                           ======        ======        =======
Total return (b)+ ....................................      13.54%        16.78%        (19.30)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $  855        $  801        $   561
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.95%         1.95%          1.95%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       1.88%         1.94%          1.93%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       6.18%         7.40%          7.83%
Ratio of net investment income (loss) to average net
   assets:
   After waivers and reimbursements (a) ..............      (1.11)%       (0.97)%        (1.15)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................      (1.04)%       (0.96)%        (1.13)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (5.34)%       (6.42)%        (7.03)%
Portfolio turnover rate ..............................         67%          103%           102%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.22        $ 0.47        $  0.42

                                                                        CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.30        $ 8.03        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.09)        (0.15)         (0.14)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.32          1.43          (1.83)
                                                           ------        ------        -------
      Total from investment operations ...............       1.23          1.28          (1.97)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.01)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.53        $ 9.30        $  8.03
                                                           ======        ======        =======
Total return (b)+ ....................................      13.23%        15.89%        (19.70)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $  113        $  165        $   157
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       2.70%         2.70%          2.70%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       2.63%         2.69%          2.68%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       6.93%         8.15%          8.58%
Ratio of net investment income (loss) to average net
   assets:
   After waivers and reimbursements (a) ..............      (1.86)%       (1.72)%        (1.90)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................      (1.79)%       (1.71)%        (1.88)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (6.09)%       (7.17)%        (7.78)%
Portfolio turnover rate ..............................         67%          103%           102%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.21        $ 0.47        $  0.43

                                                                        CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.30        $ 8.02        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.09)        (0.15)         (0.14)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.32          1.44          (1.84)
                                                           ------        ------        -------
      Total from investment operations ...............       1.23          1.29          (1.98)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --         (0.01)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.53        $ 9.30        $  8.02
                                                           ======        ======        =======
Total return (b)+ ....................................      13.23%        15.89%        (19.70)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $1,334        $1,126        $   932
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       2.70%         2.70%          2.70%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       2.63%         2.69%          2.68%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       6.93%         8.15%          8.58%
Ratio of net investment income (loss) to average net
   assets:
   After waivers and reimbursements (a) ..............      (1.86)%       (1.72)%        (1.90)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................      (1.79)%       (1.71)%        (1.88)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (6.09)%       (7.17)%        (7.78)%
Portfolio turnover rate ..............................         67%          103%           102%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.21        $ 0.47        $  0.42

                                                                        CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 9.41        $ 8.09        $ 10.00
                                                           ------        ------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment loss ...............................      (0.04)        (0.06)         (0.07)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       1.33          1.44          (1.84)
                                                           ------        ------        -------
      Total from investment operations ...............       1.29          1.38          (1.91)
                                                           ------        ------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........         --#        (0.06)            --
                                                           ------        ------        -------
Net asset value, end of period .......................     $10.70        $ 9.41        $  8.09
                                                           ======        ======        =======
Total return (b)+ ....................................      13.76%        17.16%        (19.10)%
                                                           ======        ======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $6,462        $5,670        $ 4,884
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.70%         1.70%          1.70%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................       1.63%         1.69%          1.68%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................       5.93%         7.15%          7.58%
Ratio of net investment income (loss) to average net
   assets:
   After waivers and reimbursements (a) ..............      (0.86)%       (0.72)%        (0.90)%
   After waivers, reimbursements and fees
      paid indirectly (a) ............................      (0.79)%       (0.71)%        (0.88)%
   Before waivers, reimbursements and fees
      paid indirectly (a) ............................      (5.09)%       (6.17)%        (6.78)%
Portfolio turnover rate ..............................         67%          103%           102%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment loss ..........     $ 0.22        $ 0.47        $  0.44

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
FINANCIAL HIGHLIGHTS -- (Continued)
LOGO
--------------------------------------------------------------------------------

                                                                         CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $10.25        $10.22         $10.00
                                                           ------        ------         ------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .............................       0.13          0.27           0.31
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..      (0.04)         0.32           0.19
                                                           ------        ------         ------
      Total from investment operations ...............       0.09          0.59           0.50
                                                           ------        ------         ------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........      (0.19)        (0.35)         (0.28)
      Distributions from realized gains ..............      (0.19)        (0.21)            --
                                                           ------        ------         ------
      Total dividends and distributions ..............      (0.38)        (0.56)         (0.28)
                                                           ------        ------         ------
Net asset value, end of period .......................     $ 9.96        $10.25         $10.22
                                                           ======        ======         ======
Total return (b)+ ....................................       0.87%         5.93%          5.08%
                                                           ======        ======         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $4,622        $4,514         $4,837
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.05%         1.05%          1.05%
   Before waivers and reimbursements (a) .............       2.32%         2.25%          2.58%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       2.49%         2.59%          3.69%
   Before waivers and reimbursements (a) .............       1.22%         1.39%          2.16%
Portfolio turnover rate                                       210%          566%           422%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income ........     $ 0.06        $ 0.12         $ 0.13

                                                                         CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $10.22        $10.19         $10.00
                                                           ------        ------         ------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .............................       0.09          0.19           0.25
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..      (0.03)         0.32           0.18
                                                           ------        ------         ------
      Total from investment operations ...............       0.06          0.51           0.43
                                                           ------        ------         ------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........      (0.16)        (0.27)         (0.24)
      Distributions from realized gains ..............      (0.19)        (0.21)            --
                                                           ------        ------         ------
      Total dividends and distributions ..............      (0.35)        (0.48)         (0.24)
                                                           ------        ------         ------
Net asset value, end of period .......................     $ 9.93        $10.22         $10.19
                                                           ======        ======         ======
Total return (b)+ ....................................       0.49%         5.14%          4.38%
                                                           ======        ======         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $1,216        $1,538         $1,960
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.80%         1.80%          1.80%
   Before waivers and reimbursements (a) .............       3.07%         3.00%          3.33%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       1.74%         1.84%          2.94%
   Before waivers and reimbursements (a) .............       0.47%         0.64%          1.41%
Portfolio turnover rate ..............................        210%          566%           422%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income ........     $ 0.07        $ 0.12         $ 0.13

                                                                         CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $10.23        $10.20         $10.00
                                                           ------        ------         ------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .............................       0.09          0.19           0.26
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..      (0.03)         0.32           0.18
                                                           ------        ------         ------
      Total from investment operations ...............       0.06          0.51           0.44
                                                           ------        ------         ------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........      (0.16)        (0.27)         (0.24)
      Distributions from realized gains ..............      (0.19)        (0.21)            --
                                                           ------        ------         ------
      Total dividends and distributions ..............      (0.35)        (0.48)         (0.24)
                                                           ------        ------         ------
Net asset value, end of period .......................     $ 9.94        $10.23         $10.20
                                                           ======        ======         ======
Total return (b)+ ....................................       0.49%         5.14%          4.42%
                                                           ======        ======         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $8,067        $9,647         $8,989
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............       1.80%         1.80%          1.80%
   Before waivers and reimbursements (a) .............       3.07%         3.00%          3.33%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............       1.74%         1.84%          2.94%
   Before waivers and reimbursements (a) .............       0.47%         0.64%          1.41%
Portfolio turnover rate ..............................        210%          566%           422%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income ........     $ 0.07        $ 0.12         $ 0.13

                                                                          CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED          YEAR      DECEMBER 31,
                                                          APRIL 30,       ENDED        2001* TO
                                                           2004(C)     OCTOBER 31,   OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period .................     $ 10.25       $ 10.22        $ 10.00
                                                           -------       -------        -------
   INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .............................        0.14          0.29           0.33
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions ..       (0.02)         0.33           0.19
                                                           -------       -------        -------
      Total from investment operations ...............        0.12          0.62           0.52
                                                           -------       -------        -------
      LESS DISTRIBUTIONS:
      Dividends from net investment income ...........       (0.21)        (0.38)         (0.30)
      Distributions from realized gains ..............       (0.19)        (0.21)            --
                                                           -------       -------        -------
      Total dividends and distributions ..............       (0.40)        (0.59)         (0.30)
                                                           -------       -------        -------
Net asset value, end of period .......................     $  9.97       $ 10.25        $ 10.22
                                                           =======       =======        =======
Total return (b)+ ....................................        1.10%         6.19%          5.23%
                                                           =======       =======        =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................     $25,730       $26,589        $28,552
Ratio of expenses to average net assets:
   After waivers and reimbursements (a) ..............        0.80%         0.80%          0.80%
   Before waivers and reimbursements (a) .............        2.07%         2.00%          2.33%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a) ..............        2.74%         2.84%          3.94%
   Before waivers and reimbursements (a) .............        1.47%         1.64%          2.41%
Portfolio turnover rate ..............................         210%          566%           422%
Effect of voluntary expense limitation during the
   period:
   Per share benefit to net investment income ........     $  0.06       $  0.12        $  0.13

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS -- (Concluded)
LOGO
--------------------------------------------------------------------------------

                                                                          CLASS A
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,      ENDED         2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period. ................      $ 1.00        $ 1.00        $ 1.00
                                                            ------        ------        ------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..............................          --#         0.01          0.01
                                                            ------        ------        ------
   LESS DISTRIBUTIONS:
   Dividends from net investment income. .............          --#        (0.01)        (0.01)
                                                            ------        ------        ------
Net asset value, end of period........................      $ 1.00        $ 1.00        $ 1.00
                                                            ======        ======        ======
Total return (b)+.....................................        0.49%         1.00%         0.82%
                                                            ======        ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).....................      $  112        $  207        $  385
Ratio of expenses to average net assets:
   After waivers and reimbursements (a)...............        0.95%         0.95%         0.75%
   Before waivers and reimbursements..................        3.02%         3.25%         3.82%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a)...............        1.00%         1.00%         1.00%
   Before waivers and reimbursements..................       (1.07)%       (1.30)%       (2.07)%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income.........      $ 0.02        $ 0.02        $ 0.03

                                                                         CLASS C
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,      ENDED         2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period. ................      $ 1.00        $ 1.00        $ 1.00
                                                            ------        ------        ------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..............................         --#            --#           --#
                                                            ------        ------        ------
   LESS DISTRIBUTIONS:
   Dividends from net investment income. .............         --#            --#           --#
                                                            ------        ------        ------
Net asset value, end of period........................      $ 1.00        $  1.00       $ 1.00
                                                            ======        =======       ======
Total return (b)+.....................................        0.12%         0.24%         0.20%
                                                            ======        =======       ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).....................      $   80        $   90        $  499
Ratio of expenses to average net assets:
   After waivers and reimbursements (a)...............        1.70%         1.70%         1.50%
   Before waivers and reimbursements..................        3.77%         4.00%         4.57%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a)...............        0.25%         0.25%         0.25%
   Before waivers and reimbursements..................       (1.82)%       (2.05)%       (2.82)%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income.........      $ 0.01        $ 0.02        $ 0.03

                                                                         CLASS B
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,      ENDED         2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period. ................      $ 1.00        $ 1.00        $ 1.00
                                                            ------        ------        ------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..............................          --#           --#           --#
                                                            ------        ------        ------
   LESS DISTRIBUTIONS:
   Dividends from net investment income. .............          --#           --#           --#
                                                            ------        ------        ------
   Net asset value, end of period.....................      $ 1.00        $ 1.00        $ 1.00
                                                            ======        ======        ======
Total return (b)+.....................................        0.12%         0.24%         0.20%
                                                            ======        ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).....................      $  924        $  660        $  531
Ratio of expenses to average net assets:
   After waivers and reimbursements (a)...............        1.70%         1.70%         1.50%
   Before waivers and reimbursements..................        3.77%         4.00%         4.57%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a)...............        0.25%         0.25%         0.25%
   Before waivers and reimbursements..................       (1.82)%       (2.05)%       (2.82)%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income.........      $ 0.01        $ 0.02        $ 0.03

                                                                         CLASS Z
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED         YEAR       DECEMBER 31,
                                                          APRIL 30,      ENDED         2001* TO
                                                           2004(C)     OCTOBER 31,    OCTOBER 31,
                                                         (UNAUDITED)     2003(C)        2002(C)
                                                         -----------   -----------   ------------
Net asset value, beginning of period. ................      $ 1.00        $ 1.00        $ 1.00
                                                            ------        ------        ------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income..............................        0.01          0.01          0.01
                                                            ------        ------        ------
   LESS DISTRIBUTIONS:
   Dividends from net investment income. .............       (0.01)        (0.01)        (0.01)
                                                            ------        ------        ------
Net asset value, end of period........................      $ 1.00        $ 1.00        $ 1.00
                                                            ======        ======        ======
Total return (b)+.....................................        0.61%         1.25%         1.03%
                                                            ======        ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).....................      $9,926        $9,927        $9,860
Ratio of expenses to average net assets:
   After waivers and reimbursements (a)...............        0.70%         0.70%         0.50%
   Before waivers and reimbursements..................        2.77%         3.00%         3.57%
Ratio of net investment income to average net assets:
   After waivers and reimbursements (a)...............        1.25%         1.25%         1.25%
   Before waivers and reimbursements..................       (0.82)%       (1.05)%       (1.82)%
Effect of voluntary expense limitation during
   the period:
   Per share benefit to net investment income.........      $ 0.01        $ 0.02        $ 0.03

----------
* Fund commenced operations on December 31, 2001.
# Per share amount is less than $0.01 .
+ The total returns for Class A, Class B and Class C do not include sales charges.
(a) Ratios for periods of less than one year are annualized.
(b) Total return for periods less than one year are not annualized.
(c) Net investment income and capital changes are based on monthly average shares outstanding.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (Unaudited)
Note 1 Organization and Significant Accounting Policies
--------------------------------------------------------------------------------

     AXA Premier Funds Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight diversified Funds and two non-diversified Funds (each a "Fund"). The non-diversified Funds are: AXA Premier Technology Fund and AXA Premier Health Care Fund. The investment manager to each Fund is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisers (each an "Adviser"). Prior to December 31, 2001, the Trust had no operations other than organizational activities. During that time, the Manager purchased 250 shares (with a value of $2,500) of each class of shares offered by each Fund, except AXA Premier Money Market Fund, in which it purchased 2,500 shares (at a value of $2,500), in connection with which the Manager waived the initial organizational costs of each Fund.

     All of the Funds (except AXA Premier Money Market Fund) employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund's assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

     Each Fund has four classes of shares outstanding: Class A, Class B, Class C and Class Z. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust's multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

     The investment objectives of each Fund are as follows:

     AXA Premier Large Cap Growth Fund (advised by Alliance Capital Management, L.P. ("Alliance") (an affiliate of Equitable), RCM Capital Management LLC ("RCM") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier Large Cap Core Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) --Seeks to achieve long-term growth of capital.

     AXA Premier Large Cap Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management) -- Seeks to achieve long-term growth of capital.

     AXA Premier Small/Mid Cap Growth Fund (advised by Alliance, Provident Investment Counsel, Inc. and Franklin Advisers, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington Management Company, LLP ("Wellington") and TCW) --Seeks to achieve long-term growth of capital.

     AXA Premier International Equity Fund (advised by Alliance (Bernstein Investment Research & Management unit), Bank of Ireland Asset Management (U.S.) Limited and Marsico Capital Management, LLC) -- Seeks to achieve long-term growth of capital.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

     AXA Premier Technology Fund (advised by Firsthand Capital Management, Inc., RCM and Wellington) -- Seeks to achieve long-term growth of capital.

     AXA Premier Health Care Fund (advised by A I M Capital Management, Inc., RCM and Wellington) -- Seeks to achieve long-term growth of capital.

     AXA Premier Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

     AXA Premier Money Market Fund (advised by Alliance) -- Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Premier Money Market Fund values all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust's calculation of net asset values for each applicable Fund when the Trust's Manager deems that the particular event or circumstance would materially affect such Fund's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

     All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities - at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

between the amount of investment income and foreign withholding taxes recorded on a Fund's books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions.

Fees Paid Indirectly:

     For all Funds, the Board of Trustees has approved the payment of certain Trust expenses using brokerage recapture arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2004, several Funds reduced expenses under these arrangements as follows:

FUND                                                                      AMOUNT
----                                                                     -------
AXA Premier Large Cap Growth Fund.....................................   $   915
AXA Premier Large Cap Core Equity Fund................................     1,730
AXA Premier Large Cap Value Fund......................................     7,942
AXA Premier Small/Mid Cap Growth Fund.................................     9,628
AXA Premier Small/Mid Cap Value Fund..................................     2,495
AXA Premier International Equity Fund.................................    25,560
AXA Premier Technology Fund...........................................     6,738
AXA Premier Health Care Fund..........................................     1,251

     In 2004, the Trust terminated its brokerage recognition program and amounts accrued and unpaid for brokerage recognition purposes were voluntarily credited to certain Funds of the Trust for expense reduction purposes. These non-recurring credits are included in "fees paid indirectly" on the Statements of Operations.

FUND                                                                      AMOUNT
----                                                                     -------
AXA Premier Large Cap Growth Fund.....................................   $ 1,362
AXA Premier Large Cap Core Equity Fund................................     2,108
AXA Premier Large Cap Value Fund......................................     6,245
AXA Premier Small/Mid Cap Growth Fund.................................    13,662
AXA Premier Small/Mid Cap Value Fund..................................     4,221
AXA Premier International Equity Fund.................................       664
AXA Premier Technology Fund...........................................     3,500
AXA Premier Health Care Fund..........................................     1,660

Securities Lending:

     For all Funds, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Fund attempts

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. For the six months ended April 30, 2004, the Funds did not lend any securities.

Repurchase Agreements:

     Certain Funds may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

     Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

     Certain Funds may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

sold in connection with short sales against the box. Not more than 10% of a Fund's net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

     Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund's other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

     Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

with the purchase and sale of Fund securities ("transaction hedging") and to protect the value of specific Fund positions ("position hedging"). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

     Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

     Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund will invest the proceeds of the sale in additional instruments, the income from which may generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Fund's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Fund; (iii)

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended April 30, 2004, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

FUND                                                  MANAGEMENT FEE
----                                                  --------------
AXA Premier Large Cap Growth Fund........   1.00% of average daily net assets   assets
AXA Premier Large Cap Core Equity Fund...   1.00% of average daily net assets   assets
AXA Premier Large Cap Value Fund.........   1.00% of average daily net assets   assets
AXA Premier Small/Mid Cap Growth Fund....   1.20% of average daily net assets   assets
AXA Premier Small/Mid Cap Value Fund.....   1.20% of average daily net assets   assets
AXA Premier International Equity Fund....   1.15% of average daily net assets   assets
AXA Premier Technology Fund..............   1.30% of average daily net assets   assets
AXA Premier Health Care Fund.............   1.30% of average daily net assets   assets
AXA Premier Core Bond Fund...............   0.70% of average daily net assets   assets
AXA Premier Money Market Fund............   0.50% of average daily net assets   assets

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

     Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15% of the Trust's total average net assets plus $35,000 per Fund and, for Funds with more than one sub-adviser, an additional $35,000 per portion of the Fund allocated to each separate sub-adviser.

     Pursuant to a sub-administration arrangement, Equitable relies on J.P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

     JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

     The Trust has a Distribution Agreement with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each referred to as a "Distributor") pursuant to which AXA Advisors and AXA Distributors serve as the distributors for each class of the Trust's shares. AXA

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, and Class C shares of the Trust. The Trust's Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust's Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Z shares and the Funds pay no service or distribution fees with respect to those shares.

     The Distributors receive sales charges on each Fund's Class A and Class C shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund's Class B and Class C shares. The Distributors have advised the Funds that for the six months ended April 30, 2004, the proceeds retained from sales and redemptions are as follows:

                                              CLASS A            CLASS B                   CLASS C
                                            ------------   -------------------   ---------------------------
                                                                                                 CONTINGENT
                                                           CONTINGENT DEFERRED                    DEFERRED
                                            SALES CHARGE      SALES CHARGE       SALES CHARGE   SALES CHARGE
                                            ------------   -------------------   ------------   ------------
AXA Premier Large Cap Growth Fund........      $10,085           $ 4,299             $ 51          $   --
AXA Premier Large Cap Core Equity Fund...       10,302             4,168              314              85
AXA Premier Large Cap Value Fund.........        9,340             8,326              112              27
AXA Premier Small/Mid Cap Growth Fund....       12,137             4,098              168              60
AXA Premier Small/Mid Cap Value Fund.....       13,386             3,837              153              32
AXA Premier International Equity Fund....        7,207             3,396              222              58
AXA Premier Technology Fund..............        3,642             2,280               99              --
AXA Premier Health Care Fund.............        3,601             2,188               84              84
AXA Premier Core Bond Fund...............        6,959            27,583              186           1,472
AXA Premier Money Market Fund............           --             7,460               --              96

     Sales loads and contingent deferred sales charges imposed on purchases and redemption of Fund shares are retained by the Trust's Distributors and do not represent expenses of the Funds.

Note 6 Expense Limitation

     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2005 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund's expense ratio and such reimbursements do not exceed the Fund's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are limited to the following based on annual average daily net assets:

                                             CLASS A   CLASS B   CLASS C   CLASS Z
                                             -------   -------   -------   -------
AXA Premier Large Cap Growth Fund.........    1.45%     2.20%     2.20%     1.20%
AXA Premier Large Cap Core Equity Fund....    1.45%     2.20%     2.20%     1.20%
AXA Premier Large Cap Value Fund..........    1.45%     2.20%     2.20%     1.20%
AXA Premier Small/Mid Cap Growth Fund.....    1.70%     2.45%     2.45%     1.45%
AXA Premier Small/Mid Cap Value Fund......    1.70%     2.45%     2.45%     1.45%
AXA Premier International Equity Fund.....    1.90%     2.65%     2.65%     1.65%
AXA Premier Technology Fund...............    1.95%     2.70%     2.70%     1.70%
AXA Premier Health Care Fund..............    1.95%     2.70%     2.70%     1.70%
AXA Premier Core Bond Fund................    1.05%     1.80%     1.80%     0.80%
AXA Premier Money Market Fund.............    0.95%     1.70%     1.70%     0.70%

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

     During the six months ended April 30, 2004, the Manager received no reimbursement. At April 30, 2004, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

                                                             AMOUNT ELIGIBLE THROUGH      TOTAL ELIGIBLE
                                                         ------------------------------        FOR
                                                           2005       2006       2007      REIMBURSEMENT
                                                         --------   --------   --------   --------------
AXA Premier Large Cap Growth Fund ....................   $418,813   $413,174   $203,492     $1,035,479
AXA Premier Large Cap Core Equity Fund ...............    411,849    426,354    203,174      1,041,377
AXA Premier Large Cap Value Fund .....................    427,436    439,998    208,805      1,076,239
AXA Premier Small/Mid Cap Growth Fund ................    444,957    434,640    213,088      1,092,685
AXA Premier Small/Mid Cap Value Fund .................    435,101    440,803    207,440      1,083,344
AXA Premier International Equity Fund ................    460,322    455,134    220,295      1,135,751
AXA Premier Technology Fund ..........................    402,821    403,215    183,207        989,243
AXA Premier Health Care Fund .........................    395,431    381,414    180,444        957,289
AXA Premier Core Bond Fund ...........................    549,471    553,204    261,095      1,363,770
AXA Premier Money Market Fund ........................    310,244    255,915    114,631        680,790

Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At April 30, 2004, the total amount owed to the Trustees participating in the Plan was $157,848.

Note 8 Capital Share Transactions

     Capital share transactions during the six months ended April 30, 2004 and the year ended October 31, 2003 were as follows:

                                                                   CLASS A                     CLASS B
                                                         -------------------------   -------------------------
                                                          SIX MONTHS                  SIX MONTHS
                                                            ENDED         YEAR          ENDED          YEAR
                                                           APRIL 30,     ENDED        APRIL 30,       ENDED
                                                             2004      OCTOBER 31,       2004      OCTOBER 31,
                                                         (UNAUDITED)      2003       (UNAUDITED)      2003
                                                         -----------   -----------   -----------   -----------
AXA PREMIER LARGE CAP GROWTH FUND
Amount Sold ..........................................    $ 302,046     $ 773,962     $ 392,037     $ 627,419
Amount Reinvested ....................................           --         8,858            --         1,110
Amount Redeemed ......................................     (329,541)     (407,534)     (176,010)     (313,746)
                                                          ---------     ---------     ---------     ---------
Net Change ...........................................    $ (27,495)    $ 375,286     $ 216,027     $ 314,783
                                                          =========     =========     =========     =========
Shares Sold ..........................................       33,777       102,722        44,505        86,331
Shares Reinvested ....................................           --         1,288            --           162
Shares Redeemed ......................................      (37,000)      (52,166)      (20,065)      (42,306)
AXA PREMIER LARGE CAP CORE EQUITY FUND
Amount Sold ..........................................    $ 259,614     $ 569,146     $ 366,536     $ 770,265
Amount Reinvested ....................................           --        16,045            --        11,243
Amount Redeemed ......................................      (74,793)     (232,856)     (133,094)     (484,189)
                                                          ---------     ---------     ---------     ---------
Net Change ...........................................    $ 184,821     $ 352,335     $ 233,442     $ 297,319
                                                          =========     =========     =========     =========

                                                                  CLASS C                     CLASS Z
                                                         -------------------------   -------------------------
                                                          SIX MONTHS                  SIX MONTHS
                                                            ENDED         YEAR          ENDED         YEAR
                                                           APRIL 30,      ENDED       APRIL 30,       ENDED
                                                            2004       OCTOBER 31,       2004      OCTOBER 31,
                                                         (UNAUDITED)      2003       (UNAUDITED)       2003
                                                         -----------   -----------   -----------   -----------
AXA PREMIER LARGE CAP GROWTH FUND
Amount Sold ..........................................     $ 19,815    $  53,562      $  17,625     $ 571,219
Amount Reinvested ....................................           --          132            842         3,341
Amount Redeemed ......................................      (60,213)     (30,097)      (256,353)     (192,397)
                                                           --------    ---------      ---------     ---------
Net Change ...........................................     $(40,398)   $  23,597      $(237,886)    $ 382,163
                                                           ========    =========      =========     =========
Shares Sold ..........................................        2,215        7,221          2,019        75,795
Shares Reinvested ....................................           --           19             97           486
Shares Redeemed ......................................       (6,800)      (4,024)       (28,758)      (26,439)
AXA PREMIER LARGE CAP CORE EQUITY FUND
Amount Sold ..........................................     $ 43,358    $ 175,069      $  14,535     $ 845,381
Amount Reinvested ....................................           --        1,711            828         9,492
Amount Redeemed ......................................      (46,515)    (121,818)       (84,914)     (535,186)
                                                           --------    ---------      ---------     ---------
Net Change ...........................................     $ (3,157)   $  54,962      $ (69,551)    $ 319,687
                                                           ========    =========      =========     =========

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares Sold ..........................................      26,988        71,008      37,991      96,952
Shares Reinvested ....................................          --         2,111          --       1,479
Shares Redeemed ......................................      (7,638)      (28,344)    (13,728)    (59,248)
AXA PREMIER LARGE CAP VALUE FUND
Amount Sold ..........................................   $ 274,611   $   742,726   $ 159,073   $ 519,737
Amount Reinvested ....................................      10,176        21,165          --      21,832
Amount Redeemed ......................................    (205,207)     (439,138)   (302,805)   (381,875)
                                                         ---------   -----------   ---------   ---------
Net Change ...........................................   $  79,580   $   324,753   $(143,732)  $ 159,694
                                                         =========   ===========   =========   =========
Shares Sold ..........................................      26,840        87,005      15,489      63,177
Shares Reinvested ....................................       1,013         2,672          --       2,753
Shares Redeemed ......................................     (19,422)      (51,035)    (29,324)    (46,594)
AXA PREMIER SMALL/MID CAP GROWTH FUND
Amount Sold ..........................................   $ 386,710   $   861,267   $ 249,087   $ 654,858
Amount Reinvested ....................................          --            --          --          --
Amount Redeemed ......................................    (148,252)     (440,520)   (173,559)   (289,329)
                                                         ---------   -----------   ---------   ---------
Net Change ...........................................   $ 238,458   $   420,747   $  75,528   $ 365,529
                                                         =========   ===========   =========   =========
Shares Sold ..........................................      43,828       122,260      28,708      98,795
Shares Reinvested ....................................          --            --          --          --
Shares Redeemed ......................................     (16,627)      (61,406)    (19,949)    (43,934)
AXA PREMIER SMALL/MID CAP VALUE FUND
Amount Sold ..........................................   $ 382,221   $ 1,268,175   $ 246,864   $ 601,122
Amount Reinvested ....................................          --        14,297          --       1,557
Amount Redeemed ......................................    (557,774)   (1,345,369)   (213,704)   (332,300)
                                                         ---------   -----------   ---------   ---------
Net Change ...........................................   $(175,553)  $   (62,897)  $  33,160   $ 270,379
                                                         =========   ===========   =========   =========
Shares Sold ..........................................      36,019       156,032      23,642      76,368
Shares Reinvested ....................................          --         1,958          --         213
Shares Redeemed ......................................     (51,442)     (175,730)    (20,100)    (42,205)
AXA PREMIER INTERNATIONAL EQUITY FUND
Amount Sold ..........................................   $ 273,862   $ 1,848,109   $ 271,694   $ 466,228
Amount Reinvested ....................................       7,990        11,044          --       7,536
Amount Redeemed ......................................    (219,134)   (1,682,994)   (134,224)   (325,548)
                                                         ---------   -----------   ---------   ---------
Net Change ...........................................   $  62,718   $   176,159   $ 137,470   $ 148,216
                                                         =========   ===========   =========   =========
Shares Sold ..........................................      25,517       236,140      26,452      58,172
Shares Reinvested ....................................         771         1,421          --         970
Shares Redeemed ......................................     (19,801)     (211,594)    (12,332)    (40,439)
AXA PREMIER TECHNOLOGY FUND
Amount Sold ..........................................   $ 114,789   $   171,907   $ 105,124   $ 431,900
Amount Reinvested ....................................          --           561          --         391
Amount Redeemed ......................................     (38,015)      (50,706)   (322,658)   (175,296)
                                                         ---------   -----------   ---------   ---------
Net Change ...........................................   $  76,774   $   121,762   $(217,534)  $ 256,995
                                                         =========   ===========   =========   =========

Shares Sold ..........................................      4,538      21,185       1,483     113,728
Shares Reinvested ....................................         --         225          87       1,251
Shares Redeemed ......................................     (4,738)    (15,202)     (8,703)    (61,310)
AXA PREMIER LARGE CAP VALUE FUND
Amount Sold ..........................................   $ 38,824   $  44,597   $   8,910   $ 285,040
Amount Reinvested ....................................         --       2,958       5,767      11,597
Amount Redeemed ......................................    (42,427)    (35,331)    (20,761)   (316,754)
                                                         --------   ---------   ---------   ---------
Net Change ...........................................   $ (3,603)  $  12,224   $  (6,084)  $ (20,117)
                                                         ========   =========   =========   =========
Shares Sold ..........................................      3,742       5,138         890      34,658
Shares Reinvested ....................................         --         373         573       1,463
Shares Redeemed ......................................     (4,058)     (4,284)     (1,949)    (37,860)
AXA PREMIER SMALL/MID CAP GROWTH FUND
Amount Sold ..........................................   $ 45,380   $  75,501   $  26,645   $ 386,954
Amount Reinvested ....................................         --          --          --          --
Amount Redeemed ......................................    (50,160)   (268,946)    (45,647)   (282,848)
                                                         --------   ---------   ---------   ---------
Net Change ...........................................   $ (4,780)  $(193,445)  $ (19,002)  $ 104,106
                                                         ========   =========   =========   =========
Shares Sold ..........................................      5,205      10,680       3,017      59,858
Shares Reinvested ....................................         --          --          --          --
Shares Redeemed ......................................     (5,743)    (44,443)     (5,050)    (42,324)
AXA PREMIER SMALL/MID CAP VALUE FUND
Amount Sold ..........................................   $ 16,531   $  69,509   $  88,091   $ 557,234
Amount Reinvested ....................................         --         343       1,767       9,206
Amount Redeemed ......................................    (59,736)   (252,669)    (97,240)   (568,513)
                                                         --------   ---------   ---------   ---------
Net Change ...........................................   $(43,205)  $(182,817)  $  (7,382)  $  (2,073)
                                                         ========   =========   =========   =========
Shares Sold ..........................................      1,556       8,186       8,350      71,645
Shares Reinvested ....................................         --          47         172       1,261
Shares Redeemed ......................................     (5,780)    (34,776)     (9,073)    (73,368)
AXA PREMIER INTERNATIONAL EQUITY FUND
Amount Sold ..........................................   $ 41,098   $  51,371   $  21,055   $ 145,680
Amount Reinvested ....................................         --         737       3,032       4,266
Amount Redeemed ......................................    (20,332)    (15,896)     (8,673)   (206,804)
                                                         --------   ---------   ---------   ---------
Net Change ...........................................   $ 20,766   $  36,212   $  15,414   $ (56,858)
                                                         ========   =========   =========   =========
Shares Sold ..........................................      3,793       6,010       1,955      17,070
Shares Reinvested ....................................         --          95         293         549
Shares Redeemed ......................................     (1,983)     (1,802)       (776)    (26,024)
AXA PREMIER TECHNOLOGY FUND
Amount Sold ..........................................   $  9,813   $  26,735   $  15,764   $ 382,643
Amount Reinvested ....................................         --          30         217         659
Amount Redeemed ......................................     (2,379)    (24,931)   (168,649)    (41,697)
                                                         --------   ---------   ---------   ---------
Net Change ...........................................   $  7,434   $   1,834   $(152,668)  $ 341,605
                                                         ========   =========   =========   =========

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
April 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

Shares Sold ..........................................      12,513        22,064        11,460        67,654
Shares Reinvested ....................................          --            96            --            68
Shares Redeemed ......................................      (4,063)       (7,200)      (36,678)      (24,706)
AXA PREMIER HEALTH CARE FUND
Amount Sold ..........................................   $  97,690   $   244,395   $   134,493   $   186,375
Amount Reinvested ....................................          --         2,335            --           485
Amount Redeemed ......................................    (156,581)     (107,915)      (80,748)     (140,373)
                                                         ---------   -----------   -----------   -----------
Net Change ...........................................   $ (58,891)  $   138,815   $    53,745   $    46,487
                                                         =========   ===========   ===========   ===========
Shares Sold ..........................................       9,783        27,982        13,591        21,268
Shares Reinvested ....................................          --           296            --            62
Shares Redeemed ......................................     (14,936)      (12,344)       (7,979)      (16,428)
AXA PREMIER CORE BOND FUND
Amount Sold ..........................................   $ 619,103   $ 1,423,585   $   107,138   $ 2,579,512
Amount Reinvested ....................................     154,938       244,469       265,123       367,003
Amount Redeemed ......................................    (531,778)   (2,002,349)   (1,711,664)   (2,328,445)
                                                         ---------   -----------   -----------   -----------
Net Change ...........................................   $ 242,263   $  (334,295)  $(1,339,403)  $   618,070
                                                         =========   ===========   ===========   ===========
Shares Sold ..........................................      60,609       138,587        10,587       252,461
Shares Reinvested ....................................      15,352        24,109        26,349        36,325
Shares Redeemed ......................................     (52,454)     (195,510)     (168,785)     (227,001)
AXA PREMIER MONEY MARKET FUND
Amount Sold ..........................................   $   9,790   $ 1,350,625   $   498,815   $ 1,113,211
Amount Reinvested ....................................         778         1,542           956         1,595
Amount Redeemed ......................................    (105,448)   (1,530,199)     (235,648)     (986,032)
                                                         ---------   -----------   -----------   -----------
Net Change ...........................................   $ (94,880)  $  (178,032)  $   264,123   $   128,774
                                                         =========   ===========   ===========   ===========
Shares Sold ..........................................       9,790     1,350,625       498,815     1,113,211
Shares Reinvested ....................................         778         1,542           956         1,595
Shares Redeemed ......................................    (105,448)   (1,530,204)     (235,648)     (986,032)

Shares Sold ..........................................       1,113       4,384       1,655         57,068
Shares Reinvested ....................................          --           5          24            113
Shares Redeemed ......................................        (263)     (4,556)    (18,670)        (6,100)
AXA PREMIER HEALTH CARE FUND
Amount Sold ..........................................   $   8,575   $  63,526   $  14,170   $     23,783
Amount Reinvested ....................................          --          99          79          1,012
Amount Redeemed ......................................     (77,992)    (75,523)       (650)       (33,398)
                                                         ---------   ---------   ---------   ------------
Net Change ...........................................   $ (69,417)  $ (11,898)  $  13,599   $     (8,603)
                                                         =========   =========   =========   ============
Shares Sold ..........................................         819       7,859       1,373          2,753
Shares Reinvested ....................................          --          13           8            128
Shares Redeemed ......................................      (7,774)     (9,682)        (60)        (4,003)
AXA PREMIER CORE BOND FUND
Amount Sold ..........................................   $  35,694   $ 286,863   $  40,209   $  8,961,024
Amount Reinvested ....................................      40,880      72,762      38,800        176,380
Amount Redeemed ......................................    (360,163)   (787,995)   (197,708)   (11,224,388)
                                                         ---------   ---------   ---------   ------------
Net Change ...........................................   $(283,589)  $(428,370)  $(118,699)  $ (2,086,984)
                                                         =========   =========   =========   ============
Shares Sold ..........................................       3,537      28,105       3,963        875,819
Shares Reinvested ....................................       4,066       7,207       3,843         17,386
Shares Redeemed ......................................     (35,644)    (77,223)    (19,448)    (1,093,091)
AXA PREMIER MONEY MARKET FUND
Amount Sold ..........................................   $      --   $   9,384   $     250   $    148,578
Amount Reinvested ....................................          39         438         466            626
Amount Redeemed ......................................     (10,250)   (419,035)     (1,357)       (81,740)
                                                         ---------   ---------   ---------   ------------
Net Change ...........................................   $ (10,211)  $(409,213)  $    (641)  $     67,464
                                                         =========   =========   =========   ============
Shares Sold ..........................................          --       9,384         250        148,578
Shares Reinvested ....................................          39         438         466            626
Shares Redeemed ......................................     (10,250)   (419,035)     (1,357)       (81,740)

Note 9 Percentage of Ownership

     At April 30, 2004, Equitable held investments in each of the Funds as follows:

FUNDS:                                                   PERCENTAGE OF OWNERSHIP
------                                                   -----------------------
AXA Premier Large Cap Growth Fund ....................           47.3%
AXA Premier Large Cap Core Equity Fund ...............           45.3
AXA Premier Large Cap Value Fund .....................           50.0
AXA Premier Small/Mid Cap Growth Fund ................           41.5
AXA Premier Small/Mid Cap Value Fund .................           39.7
AXA Premier International Equity Fund ................           55.0
AXA Premier Technology Fund ..........................           75.1
AXA Premier Health Care Fund .........................           73.1
AXA Premier Core Bond Fund ...........................           62.8
AXA Premier Money Market Fund ........................           90.6

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
April 30, 2004 (Unaudited)
Note 10 Subsequent Event
--------------------------------------------------------------------------------

     As noted in Note 1 - Fees Paid Indirectly, the Trust terminated its brokerage recognition program and amounts previously paid under such program were voluntarily credited on June 2, 2004 to certain Funds of the Trust for expense reduction purposes.

FUND                                                                      AMOUNT
----                                                                      ------
AXA Premier Large Cap Growth Fund .....................................   $1,099
AXA Premier Large Cap Core Equity Fund ................................    1,388
AXA Premier Large Cap Value Fund ......................................    2,302
AXA Premier Small/Mid Cap Growth Fund .................................    1,694
AXA Premier Small/Mid Cap Value Fund ..................................    3,979
AXA Premier International Equity Fund .................................      296
AXA Premier Technology Fund ...........................................      847
AXA Premier Health Care Fund ..........................................    1,095

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust's Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds' investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

THE TRUSTEES

                                                                              NUMBER OF
                                    TERM OF                                  PORTFOLIOS
                                    OFFICE**                                     IN
                                   AND LENGTH                                  COMPLEX
                     POSITION(S)       OF                                     OVERSEEN             OTHER
NAME, ADDRESS AND    HELD WITH        TIME       PRINCIPAL OCCUPATION(S)         BY            DIRECTORSHIPS
AGE                    TRUST         SERVED        DURING PAST 5 YEARS         TRUSTEE        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
                                           INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Peter D. Noris*      Trustee and   From         From May 1995 to present,         78      Director of
1290 Avenue of the   Chairman      November     Executive Vice President                  Alliance Capital
Americas,                          2001         and Chief Investment                      Management L.P.;
New York, New York                 to present   Officer of AXA Financial,                 Director of AXA
(48)                                            Inc.; from September 1999                 Alternative Advisors Inc.
                                                to present, Executive Vice
                                                President and Chief
                                                Executive Officer of AXA
                                                Financial Services LLC;
                                                and from November 1995 to
                                                present, Executive Vice
                                                President of AXA Advisors
                                                LLC.
-------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Gerald C. Crotty     Trustee       From         Co-founder and director           26      None
c/o AXA Premier                    November     of Weichert Enterprise, a
Funds Trust                        2001         private and public equity
1290 Avenue of the                 to present   market investment firm;
Americas,                                       co-founder of Excelsior
New York, New York                              Ventures Management, a
(52)                                            private equity and
                                                venture capital firm; from
                                                1991 to 1998, held various
                                                positions with ITT
                                                Corporation, including
                                                President and COO of ITT
                                                Consumer Financial Corp.
                                                and Chairman, President
                                                and CEO of ITT Information
                                                Services.
-------------------------------------------------------------------------------------------------------------------
Barry Hamerling      Trustee       From         Since 1998, Managing              26      None
c/o AXA Premier                    November     Partner of Premium Ice
Funds Trust                        2001         Cream of America; from
1290 Avenue of the                 to present   1970 to 1998, President
Americas,                                       of Ayco Co. L.P., the
New York, New York                              largest independent
(58)                                            financial counseling firm
                                                in the United States.
-------------------------------------------------------------------------------------------------------------------

and Officers
*    Affiliated with the Manager and Distributors.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

                                                                               NUMBER OF
                                       TERM OF                                PORTFOLIOS
                                      OFFICE**                                   IN
                                     AND LENGTH                                 COMPLEX
                       POSITION(S)       OF                                    OVERSEEN         OTHER
NAME, ADDRESS AND      HELD WITH        TIME       PRINCIPAL OCCUPATION(S)        BY        DIRECTORSHIPS
AGE                      TRUST         SERVED        DURING PAST 5 YEARS        TRUSTEE    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------
                                     INDEPENDENT TRUSTEES (CONTINUED)
----------------------------------------------------------------------------------------------------------
Cynthia R. Plouche     Trustee       From         Since April 2003,               26       None
c/o AXA Premier                      November     Managing Director of
Funds  Trust                         2001         Blaylock Abacus Asset
1290 Avenue of the                   to present   Management, Inc.; prior
Americas,                                         thereto, founder, Chief
New York, New York                                Investment Officer and
(47)                                              Managing Director of
                                                  Abacus Financial Group, a
                                                  manager of fixed income
                                                  portfolios for
                                                  institutional clients.
----------------------------------------------------------------------------------------------------------
Rayman Louis Solomon   Trustee       From         Since 1998, Dean and a          26       None
c/o AXA Premier                      November     Professor of Law at
Funds  Trust                         2001         Rutgers University
1290 Avenue of the                   to present   School of Law; prior
Americas,                                         thereto, an Associate
New York, New York                                Dean for Academic
(56)                                              Affairs at Northwestern
                                                  University School of
                                                  Law.
----------------------------------------------------------------------------------------------------------

                                        TERM OF
                                       OFFICE**
                       POSITION(S)    AND LENGTH
NAME, ADDRESS AND       HELD WITH         OF                               PRINCIPAL OCCUPATION(S)
AGE                       TRUST      TIME SERVED                            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
                                                         OFFICERS
--------------------------------------------------------------------------------------------------------------------------
Steven M. Joenk        President     Chief          From July 1999 to present, Senior Vice President of AXA Financial;
1290 Avenue of the     and Chief     Executive      from 1996 to 1999, Managing Director of MeesPierson.
Americas,              Executive     Officer from
New York, New York     Officer       December
(45)                                 2002 to
                                     present;
                                     President
                                     from
                                     November
                                     2001 to
                                     present
--------------------------------------------------------------------------------------------------------------------------
Patricia Louie, Esq.   Vice          From           From May 2003 to present, Vice President and Associate General Counsel
1290 Avenue of the     President     November       of AXA Financial and Equitable; from July 1999 to May 2003, Vice
Americas,              and           2001 to        President and Counsel of AXA Financial and Equitable; from September
New York, New York     Secretary     present        1994 to July 1999, Assistant General Counsel of The Dreyfus
(48)                                                Corporation.
--------------------------------------------------------------------------------------------------------------------------
Kenneth T. Kozlowski   Chief         Chief          From February 2001 to present, Vice President of AXA Financial;
1290 Avenue of the     Financial     Financial      from October 1999 to February 2001, Assistant Vice President of
Americas,              Officer       Officer from   AXA Financial; from October 1996 to October 1999, Director --
New York, New York     and           December       Fund Administration of Prudential Investments.
(42)                   Treasurer     2002 to
                                     present;
                                     Treasurer
                                     from
                                     November
                                     2001 to
                                     present
--------------------------------------------------------------------------------------------------------------------------
Kenneth B. Beitler     Vice          From           From February 2003 to present, Vice President of AXA Financial; from
1290 Avenue of the     President     November       February 2002 to February 2003, Assistant Vice President of AXA
Americas,                            2001 to        Financial; from May 1999 to February 2002, Senior Investment Analyst
New York, New York                   present        of AXA Financial. Prior thereto, an Investment Systems Development
(45)                                                Analyst with TIAA-CREF.
--------------------------------------------------------------------------------------------------------------------------

*    Affiliated with the Manager and Distributors.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

                                       TERM OF
                                       OFFICE**
                      POSITION(S)     AND LENGTH
NAME, ADDRESS AND      HELD WITH          OF                               PRINCIPAL OCCUPATION(S)
AGE                      TRUST       TIME SERVED                             DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Mary E. Cantwell     Vice            From          From February 2001 to present, Vice President of AXA Financial;
1290 Avenue of the   President       November      from September 1997 to January 2001, Assistant Vice President, Office
Americas,                            2001 to       of the Chief Investment Officer of AXA Financial.
New York, New York                   present
(42)
-------------------------------------------------------------------------------------------------------------------------
Brian E. Walsh       Vice            Vice          From February 2003 to present, Vice President of AXA Financial and
1290 Avenue of the   President       President     Equitable; from January 2001 to February 2003, Assistant Vice
Americas,            and Assistant   from          President of AXA Financial and Equitable; from December 1999 to
New York, New York   Treasurer       December      January 2001, Senior Fund Administrator of AXA Financial and
(36)                                 2002 to       Equitable; from January 1993 to December 1999, Manager of Prudential
                                     present;      Investment Fund Management.
                                     Assistant
                                     Treasurer
                                     from
                                     November
                                     2001 to
                                     present
-------------------------------------------------------------------------------------------------------------------------
Andrew S. Novak,     Assistant       From          From May 2003 to present, Vice President and Counsel of AXA Financial
Esq.                 Secretary       September     and Equitable; from May 2002 to May 2003, Counsel of AXA Financial and
1290 Avenue of the                   2002 to       Equitable; from May 2001 to April 2002, Associate General Counsel and
Americas,                            present       Chief Compliance Officer of Royce & Associates, Inc.; from August 1997
New York, New York                                 to August 2000, Vice President and Assistant General Counsel of
(35)                                               Mitchell Hutchins Asset Management.
-------------------------------------------------------------------------------------------------------------------------
Joseph J. Paolo      Compliance      From          From March 2004 to present, Vice President of AXA Financial and
1290 Avenue of the   Officer         September     Equitable and Chief Compliance Officer of AXA Funds Management Group;
Americas,                            2002 to       from May 2002 to March 2004, Assistant Vice President and Compliance
New York, New York                   present       Director  of AXA Financial and Equitable; February 2001 to May 2002,
(33)                                               Compliance Officer of AXA Financial and Equitable; from June 1998 to
                                                   February 2001, Principal Consultant, PricewaterhouseCoopers LLP.
-------------------------------------------------------------------------------------------------------------------------

*    Affiliated with the Manager and Distributors.
** Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

                PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-866-231-8585 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AXA Financial
Mailing Address:
1290 Avenue of the Americas
New York, NY 10104

              AXA Premier Funds Semi-Annual Report, April 30, 2004
       All marks used herein are the property of their respective owners.

      AXA Premier Funds are managed by The Equitable Life Assurance Society of the United States and are co-distributed by
                   AXA Advisors, LLC and AXA Distributors, LLC
                           1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

        All Rights Reserved. This report must be accompanied or preceded by delivery of a prospectus.
     Read the prospectus carefully before you make your investment choices.

              For more information call the Support Desk toll-free
                                 1-866-231-8585

                   Visit our web site www.axapremierfunds.com

Copyright 2004
Co-distributed by AXA Advisors, LLC
and AXA Distributions, LLC
All Rights Reserved.

APF-24179 (6/04)                                             Cat. #130204 (6/04)
AXA 02-02 SA (6/04)

Item 2. Code of Ethics.

Not required.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an "audit committee financial expert" as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be "independent" for purposes of Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Not required.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-2(c) under the Investment Company Act of 1940.

(b) The registrant's certifying officers are not aware of any changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required.

(a)(2) Certifications required by Item 10(a)(2) are filed herewith.

(b)  Certifications required by Item 10(b) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier Funds Trust


/s/ Steven M. Joenk
-------------------
Steven M. Joenk
President and Chief Executive Officer
June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Steven M. Joenk
-------------------
Steven M. Joenk
Chief Executive Officer
June 30, 2004


/s/ Kenneth T. Kozlowski
------------------------
Kenneth T. Kozlowski
Chief Financial Officer
June 30, 2004